UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

January 31

Date of Fiscal Year End

October 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Parametric Emerging Markets Fund

Parametric Global Small-Cap Fund

Parametric International Equity Fund

Parametric Emerging Markets Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Argentina — 0.9%
Adecoagro SA(1)	218,000	$2,308,620
Arcos Dorados Holdings, Inc., Class A	982,061	3,024,748
Banco Macro SA, Class B ADR(1)	31,787	1,962,212
BBVA Banco Frances SA ADR(1)	52,288	1,215,696
Cresud SA ADR(1)	65,240	833,767
Grupo Financiero Galicia SA, Class B ADR	91,400	2,444,950
IRSA Inversiones y Representaciones SA ADR(1)	38,810	698,192
MercadoLibre, Inc.	46,300	4,554,531
Pampa Energia SA ADR(1)	155,000	3,754,100
Petrobras Argentina SA ADR	620,508	3,896,790
Telecom Argentina SA ADR	315,602	6,157,395
YPF SA ADR	95,400	2,037,744

		$32,888,745

Bahrain — 0.7%
Ahli United Bank BSC	19,538,234	$13,548,013
Al Salam Bank-Bahrain BSC	16,929,031	4,675,699
GFH Financial Group BSC(1)	23,046,767	3,173,897
Ithmaar Bank BSC(1)	23,377,675	3,759,019

		$25,156,628

Bangladesh — 0.7%
Aftab Automobiles, Ltd.	783,888	$564,421
Al-Arafah Islami Bank, Ltd.	1,602,750	265,008
Bangladesh Export Import Co., Ltd.(1)	5,739,302	1,950,157
Beximco Pharmaceuticals, Ltd.	616,844	567,071
BSRM Steels, Ltd.	1,709,000	2,022,171
City Bank, Ltd. (The)	2,460,541	633,085
Grameenphone, Ltd.	811,232	2,591,092
Heidelberger Cement Bangladesh, Ltd.	146,500	1,130,774
Islami Bank Bangladesh, Ltd.	933,267	335,599
Jamuna Oil Co., Ltd.	177,760	444,591
Khulna Power Co., Ltd.	959,467	909,492
Lankabangla Finance, Ltd.	1,036,130	399,385
Malek Spinning Mills, Ltd.	897,500	201,794
Meghna Petroleum, Ltd.	174,079	416,233
National Bank, Ltd.(1)	5,741,150	721,582
Olympic Industries, Ltd.	441,450	1,624,600
Orion Pharma, Ltd.	672,227	302,469
Padma Oil Co., Ltd.	195,600	568,038
People’s Leasing and Financial Services, Ltd.(1)	1,467,409	251,354
Pubali Bank, Ltd.	1,878,791	514,959
Renata, Ltd.	47,129	730,636
Social Islami Bank, Ltd.	2,944,930	493,196
Southeast Bank, Ltd.	1,630,632	357,849
Square Pharmaceuticals, Ltd.	628,608	1,965,441
Summit Power, Ltd.	1,561,659	700,159
Titas Gas Transmission & Distribution Co., Ltd.	2,051,457	1,852,494

Security	Shares	Value
United Airways Bangladesh, Ltd.(1)	5,609,456	$691,041
United Commercial Bank, Ltd.	2,913,429	792,547

		$23,997,238

Botswana — 0.3%
Barclays Bank of Botswana, Ltd.	1,137,465	$472,846
Botswana Insurance Holdings, Ltd.	575,111	810,568
First National Bank of Botswana, Ltd.	6,069,100	2,170,080
Letshego Holdings, Ltd.	14,102,614	3,987,141
Sechaba Breweries, Ltd.	905,550	2,441,141
Standard Chartered Bank Botswana, Ltd.	531,120	576,299

		$10,458,075

Brazil — 6.0%
AES Tiete SA, PFC Shares	226,300	$810,949
AMBEV SA	2,242,950	11,102,648
AMBEV SA ADR	141,760	690,371
B2W Cia Digital(1)	200,970	759,783
Banco Bradesco SA ADR, PFC Shares	131,149	713,451
Banco Bradesco SA, PFC Shares	861,677	4,692,074
Banco do Brasil SA	277,098	1,147,465
Banco do Estado do Rio Grande do Sul, PFC Shares	164,900	256,123
BB Seguridade Participacoes SA	168,700	1,163,584
BM&F Bovespa SA	962,351	2,844,719
BR Malls Participacoes SA	296,000	859,628
BR Properties SA	212,800	651,110
Bradespar SA, PFC Shares	121,000	258,845
Braskem SA, PFC Shares	89,760	506,923
BRF SA	338,540	5,275,766
BRF SA ADR	19,900	305,067
CCR SA	1,523,500	4,787,911
Centrais Eletricas Brasileiras SA, PFC Shares	599,700	1,466,381
CETIP SA - Mercados Organizados	173,900	1,537,641
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	63,069	829,789
Cia de Saneamento Basico do Estado de Sao Paulo	573,760	2,490,501
Cia de Saneamento de Minas Gerais-COPASA	72,900	245,738
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	64,890	747,071
Cia Energetica de Minas Gerais SA ADR	84,265	164,317
Cia Energetica de Minas Gerais SA, PFC Shares	1,125,255	2,089,128
Cia Energetica de Sao Paulo, Class B, PFC Shares	297,400	1,249,272
Cia Hering	299,100	1,174,979
Cia Paranaense de Energia-Copel, PFC Shares	168,400	1,419,144
Cia Siderurgica Nacional SA	589,500	663,399
Cielo SA	2,071,677	19,666,307
Contax Participacoes SA, PFC Shares	121,500	9,766
Cosan Logistica SA	169,700	57,204
Cosan SA Industria e Comercio	170,300	1,091,160
CPFL Energia SA	926,010	3,719,359
Cyrela Brazil Realty SA Empreendimentos e Participacoes	488,300	1,134,477
Duratex SA	235,758	391,244
EcoRodovias Infraestrutura e Logistica SA	357,100	550,944
EDP-Energias do Brasil SA	400,100	1,170,250
Eletropaulo Metropolitana SA, Class B, PFC Shares	210,580	541,118
Embraer SA	482,700	3,539,629
Embraer SA ADR	152,348	4,474,461
Equatorial Energia SA	284,800	2,539,646
Estacio Participacoes SA	462,100	1,852,450

Security	Shares	Value
Even Construtora e Incorporadora SA	341,400	$354,099
Ez Tec Empreendimentos e Participacoes SA	196,843	648,223
Fibria Celulose SA	175,057	2,389,441
Fleury SA	152,100	646,412
Gafisa SA(1)	745,400	483,204
Gerdau SA, PFC Shares	771,800	1,086,690
Gol Linhas Aereas Inteligentes SA, PFC Shares	204,000	187,784
Hypermarcas SA(1)	267,800	1,215,205
Iochpe Maxion SA	115,700	480,015
Itau Unibanco Holding SA ADR, PFC Shares	158,904	1,088,492
Itau Unibanco Holding SA, PFC Shares	767,173	5,265,605
Itausa-Investimentos Itau SA, PFC Shares	1,110,189	2,072,671
JBS SA	583,825	2,157,241
Klabin SA	170,600	970,105
Klabin SA, PFC Shares	1,300,000	1,388,806
Kroton Educacional SA	1,885,736	4,821,241
Light SA	132,200	439,804
Localiza Rent a Car SA	224,780	1,515,417
Lojas Americanas SA, PFC Shares	777,028	3,366,775
Lojas Renner SA	796,500	3,820,837
Marcopolo SA, PFC Shares	1,222,300	618,036
Marfrig Global Foods SA(1)	287,155	474,304
Metalurgica Gerdau SA, PFC Shares	260,300	175,488
MRV Engenharia e Participacoes SA	719,800	1,384,895
Multiplus SA	60,200	536,041
Natura Cosmeticos SA	120,900	717,898
Odontoprev SA	1,169,800	2,996,882
Oi SA, PFC Shares(1)	2,356,785	1,295,558
PDG Realty SA Empreendimentos e Participacoes(1)	292,042	154,481
Petroleo Brasileiro SA ADR(1)	71,900	286,881
Petroleo Brasileiro SA, PFC Shares(1)	7,043,600	14,081,538
Prumo Logistica SA(1)	1,596,000	355,904
Qualicorp SA	846,300	3,555,006
Randon SA Implementos e Participacoes, PFC Shares	303,500	222,713
Rumo Logistica Operadora Multimodal SA(1)	314,419	598,420
Smiles SA	190,800	1,489,176
Suzano Papel e Celulose SA, PFC Shares	437,425	1,877,166
Telefonica Brasil SA, PFC Shares	1,604,626	16,622,320
Tim Participacoes SA	2,819,627	6,178,021
Totvs SA	338,990	3,003,536
Tractebel Energia SA	321,400	2,822,683
Transmissora Alianca de Energia Electrica SA	201,900	1,041,815
Ultrapar Participacoes SA	411,984	7,157,415
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares	872,350	628,835
Vale SA	34,400	152,173
Vale SA ADR	65,300	284,708
Vale SA, PFC Shares	2,875,340	10,460,391
Valid Solucoes SA	91,700	1,041,227
Via Varejo SA	259,400	285,864
Weg SA	1,157,540	4,322,147

		$210,861,381

Bulgaria — 0.0%(2)
CB First Investment Bank AD(1)	235,000	$307,991
Chimimport AD(1)	329,922	252,554
Corporate Commercial Bank AD(1)	10,400	2,213

Security	Shares	Value
MonBat AD	60,235	$257,591
Petrol AD(1)	102,500	39,175
Sopharma AD(1)	354,600	527,570

		$1,387,094

Chile — 3.0%
AES Gener SA	2,626,140	$1,257,760
Aguas Andinas SA, Series A	2,726,600	1,426,325
Almendral SA	2,512,600	170,765
Antarchile SA, Series A	215,131	2,177,597
Banco de Chile	39,274,027	4,152,012
Banco de Chile ADR	7,621	483,400
Banco de Credito e Inversiones	91,576	3,734,283
Banco Santander Chile SA	73,998,622	3,515,082
Banmedica SA	706,730	1,154,804
Besalco SA	1,307,600	482,160
Bupa Chile SA, PFC Shares	490,000	381,485
Cap SA	196,612	519,740
Cencosud SA	2,839,007	6,220,732
Cia Cervecerias Unidas SA	341,626	4,087,211
Cia Sud Americana de Vapores SA(1)	14,510,741	352,513
Colbun SA	8,348,635	2,221,313
Corpbanca SA	204,183,051	1,873,388
E.CL SA	548,992	793,849
Embotelladora Andina SA, Class B, PFC Shares	535,258	1,962,858
Empresa Nacional de Electricidad SA	3,250,427	4,056,277
Empresa Nacional de Telecomunicaciones SA	489,619	4,531,144
Empresas AquaChile SA(1)	336,541	111,442
Empresas CMPC SA	2,641,020	6,507,553
Empresas Copec SA	1,305,068	12,174,093
Empresas La Polar SA(1)	1,713,400	34,736
Enersis SA	14,024,447	3,711,191
Enersis SA ADR	42,700	565,775
Forus SA	132,100	382,040
Grupo Security SA	3,397,289	960,457
Inversiones Aguas Metropolitanas SA	529,229	753,800
Inversiones La Construccion SA	54,000	613,752
Latam Airlines Group SA(1)	581,137	3,109,257
Latam Airlines Group SA BDR(1)	28,260	142,416
Molibdenos y Metales SA(1)	65,700	382,329
Parque Arauco SA	1,171,299	1,961,678
Quinenco SA	389,755	772,127
Ripley Corp. SA	1,779,400	589,205
S.A.C.I. Falabella	1,962,555	13,196,270
Salfacorp SA	1,726,600	946,228
Sigdo Koppers SA	1,121,831	1,348,047
Sociedad de Inversiones Pampa Calichera SA, Class A	43,000	23,317
Sociedad Matriz SAAM SA	6,242,812	406,859
Sociedad Quimica y Minera de Chile SA, Series B	212,340	4,087,748
Sociedad Quimica y Minera de Chile SA, Series B ADR	58,400	1,131,792
Socovesa SA	1,443,206	250,315
Sonda SA	3,108,976	5,003,224
Vina Concha y Toro SA	1,360,915	2,318,210

		$107,038,559

China — 9.5%
Agile Property Holdings, Ltd.	1,096,000	$595,212

Security	Shares	Value
Agricultural Bank of China, Ltd., Class H	2,350,000	$963,961
Air China, Ltd., Class H	2,310,000	2,227,997
Aluminum Corp. of China, Ltd., Class H(1)	3,374,000	1,086,709
Angang Steel Co., Ltd., Class H	1,226,000	509,448
Anhui Conch Cement Co., Ltd., Class H	906,500	2,766,002
ANTA Sports Products, Ltd.	1,021,000	2,856,071
Baidu, Inc. ADR(1)	44,900	8,417,403
Bank of China, Ltd., Class H	10,330,000	4,871,228
Bank of Communications, Ltd., Class H	3,583,900	2,638,875
Beijing Capital International Airport Co., Ltd., Class H	1,568,000	1,676,292
Beijing Enterprises Holdings, Ltd.	309,500	1,945,844
Beijing Enterprises Water Group, Ltd.	1,206,000	952,092
Belle International Holdings, Ltd.	2,320,000	2,251,876
Brilliance China Automotive Holdings, Ltd.	1,086,000	1,500,306
BYD Co., Ltd., Class H(1)	607,200	3,767,591
China Agri-Industries Holdings, Ltd.(1)	2,074,000	761,401
China Bluechemical, Ltd., Class H	1,270,000	377,139
China Cinda Asset Management Co., Ltd., Class H	1,495,000	581,250
China CITIC Bank Corp., Ltd., Class H(1)	840,000	544,287
China Coal Energy Co., Ltd., Class H	3,400,000	1,455,081
China Communications Construction Co., Ltd., Class H	2,245,000	3,098,519
China Communications Services Corp., Ltd., Class H	2,540,000	1,012,394
China Construction Bank Corp., Class H	7,369,630	5,341,183
China COSCO Holdings Co., Ltd., Class H(1)(3)	2,694,975	1,374,157
China Dongxiang (Group) Co., Ltd.	4,257,000	1,077,260
China Everbright International, Ltd.	1,986,000	3,198,199
China Everbright, Ltd.	536,000	1,261,500
China Gas Holdings, Ltd.	606,000	962,898
China High Speed Transmission Equipment Group Co., Ltd.(1)	2,184,000	1,946,404
China International Marine Containers Co., Ltd., Class B	482,672	855,098
China Life Insurance Co., Ltd., Class H	1,183,000	4,265,995
China Longyuan Power Group Corp., Ltd., Class H	2,914,000	2,660,370
China Mengniu Dairy Co., Ltd.	1,920,000	3,719,046
China Merchants Bank Co., Ltd., Class H	497,524	1,298,993
China Merchants Holdings (International) Co., Ltd.	812,035	2,691,547
China Minsheng Banking Corp., Ltd., Class H	662,740	667,730
China Mobile, Ltd.	2,810,500	33,679,417
China National Building Material Co., Ltd., Class H	2,522,000	1,560,501
China Oilfield Services, Ltd., Class H	1,420,000	1,580,166
China Overseas Land & Investment, Ltd.	390,160	1,260,165
China Overseas Property Holdings, Ltd.(1)	130,053	22,149
China Pacific Insurance (Group) Co., Ltd., Class H	196,400	782,339
China Petroleum & Chemical Corp., Class H	15,620,300	11,259,801
China Pharmaceutical Group, Ltd.	1,402,000	1,301,721
China Railway Construction Corp., Ltd., Class H	1,592,000	2,379,698
China Railway Group, Ltd., Class H	2,179,000	2,052,582
China Resources Beer Holdings Co., Ltd.	842,000	1,587,673
China Resources Gas Group, Ltd.	830,000	2,276,727
China Resources Land, Ltd.	250,000	649,647
China Resources Power Holdings Co., Ltd.	1,591,600	3,600,465
China Shenhua Energy Co., Ltd., Class H	2,164,500	3,641,827
China Shineway Pharmaceutical Group, Ltd.	381,000	494,049
China Shipping Container Lines Co., Ltd., Class H(1)(3)	4,252,000	1,364,923
China Shipping Development Co., Ltd., Class H(3)	1,702,000	964,465
China Southern Airlines Co., Ltd., Class H	2,700,000	2,291,144
China Taiping Insurance Holdings Co., Ltd.(1)	573,400	1,800,291

Security	Shares	Value
China Telecom Corp., Ltd., Class H	11,972,000	$6,229,512
China Travel International Investment Hong Kong, Ltd.	4,692,000	2,120,708
China Unicom (Hong Kong), Ltd.	4,340,372	5,278,504
China Vanke Co., Ltd., Class H	789,920	1,847,447
China Yurun Food Group, Ltd.(1)	1,776,000	378,212
Chongqing Changan Automobile Co., Ltd., Class B	1,100,286	2,025,019
CITIC, Ltd.	1,152,000	2,150,840
CNOOC, Ltd.	8,296,000	9,348,862
Cosco Pacific, Ltd.(3)	1,516,000	1,569,085
Country Garden Holdings Co., Ltd.	3,785,631	1,437,913
Ctrip.com International, Ltd. ADR(1)	140,100	13,025,097
Datang International Power Generation Co., Ltd., Class H	3,414,000	1,252,076
Dongfeng Motor Group Co., Ltd., Class H	1,966,000	2,821,998
Golden Eagle Retail Group, Ltd.	739,000	947,428
Great Wall Motor Co., Ltd., Class H	2,587,500	3,142,166
Guangdong Investment, Ltd.	2,022,000	2,843,660
Guangzhou Automobile Group Co., Ltd., Class H	1,892,013	1,649,497
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	320,000	900,535
Guangzhou R&F Properties Co., Ltd., Class H	682,000	675,978
Haier Electronics Group Co., Ltd.	161,000	310,743
Hengan International Group Co., Ltd.	355,000	3,819,743
Hengdeli Holdings, Ltd.	2,681,800	402,591
Huaneng Power International, Inc., Class H	2,746,000	2,969,404
Industrial & Commercial Bank of China, Ltd., Class H	7,374,000	4,677,366
Inner Mongolia Eerduosi Resources Co., Ltd., Class B	72,000	61,990
Inner Mongolia Yitai Coal Co., Ltd., Class B	669,000	561,291
Jiangsu Expressway Co., Ltd., Class H	1,152,000	1,548,724
Jiangxi Copper Co., Ltd., Class H	1,298,000	1,709,372
Kingboard Chemical Holdings, Ltd.	648,600	914,697
Kunlun Energy Co., Ltd.	2,206,000	1,798,081
Lee & Man Paper Manufacturing, Ltd.	1,220,000	757,958
Lenovo Group, Ltd.	3,736,000	3,452,076
Li Ning Co., Ltd.(1)	774,208	404,384
Maanshan Iron & Steel Co., Ltd., Class H(1)	2,294,000	491,105
Mindray Medical International, Ltd. ADR	77,700	1,863,246
NetEase, Inc. ADR	14,000	2,023,420
New Oriental Education & Technology Group, Inc. ADR	380,400	10,464,804
Nine Dragons Paper Holdings, Ltd.	2,051,000	1,353,330
PetroChina Co., Ltd., Class H	10,400,000	8,128,763
PICC Property & Casualty Co., Ltd., Class H	750,000	1,703,725
Ping An Insurance (Group) Co. of China, Ltd., Class H	435,000	2,444,560
Poly Property Group Co., Ltd.	1,918,000	620,921
Semiconductor Manufacturing International Corp.(1)	23,397,000	2,167,490
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	1,396,000	960,305
Shanghai Electric Group Co., Ltd., Class H(3)	2,414,000	1,498,121
Shanghai Industrial Holdings, Ltd.	304,000	796,012
Shimao Property Holdings, Ltd.	665,000	1,159,532
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	3,161,000	0
SINA Corp.(1)	22,900	1,090,956
Sino Biopharmaceutical, Ltd.	2,760,000	3,440,469
Sino-Ocean Land Holdings, Ltd.	1,720,500	993,361
Sinopec Shanghai Petrochemical Co., Ltd., Class H(1)	2,931,000	1,216,579
Sinopharm Group Co., Ltd., Class H	1,075,600	4,418,861
Sohu.com, Inc.(1)	10,300	520,356
Sun Art Retail Group, Ltd.	1,476,000	1,206,467
Tencent Holdings, Ltd.	1,493,800	28,080,363

Security	Shares	Value
Tingyi (Cayman Islands) Holding Corp.	1,266,000	$2,160,933
Tsingtao Brewery Co., Ltd., Class H	254,000	1,210,835
Want Want China Holdings, Ltd.	3,750,000	3,116,647
Weichai Power Co., Ltd., Class H	912,800	971,417
Wumart Stores, Inc., Class H(1)	321,000	229,012
WuXi PharmaTech (Cayman), Inc. ADR(1)	61,900	2,766,930
Yangzijiang Shipbuilding Holdings, Ltd.	1,809,000	1,610,276
Yanzhou Coal Mining Co., Ltd., Class H	2,200,000	1,056,328
Zhaojin Mining Industry Co., Ltd., Class H	1,140,000	642,469
Zhejiang Expressway Co., Ltd., Class H	1,404,000	1,729,609
Zhuzhou CSR Times Electric Co., Ltd., Class H	513,000	3,327,444
Zijin Mining Group Co., Ltd., Class H	6,290,000	1,682,714
ZTE Corp., Class H	876,903	2,107,156

		$335,014,581

Colombia — 1.4%
Almacenes Exito SA	465,190	$2,097,129
Avianca Holdings SA, PFC Shares	551,298	281,643
Banco Davivienda SA, PFC Shares	186,400	1,532,636
Banco de Bogota SA	98,407	2,004,147
Bancolombia SA	114,355	929,208
Bancolombia SA ADR, PFC Shares	149,600	5,179,152
Bolsa de Valores de Colombia	72,389,909	412,300
Celsia SA ESP	809,070	835,043
Cementos Argos SA	697,019	2,309,763
Cementos Argos SA, PFC Shares	307,566	967,182
Cemex Latam Holdings SA(1)	372,500	1,296,099
Corporacion Financiera Colombiana SA	112,407	1,468,236
Corporacion Financiera Colombiana SA-ND(1)	1,043	13,526
Ecopetrol SA	12,707,769	5,921,812
Empresa de Energia de Bogota SA	5,363,581	3,462,167
Empresa de Telecommunicaciones de Bogota SA	2,532,380	520,113
Grupo Argos SA	453,128	2,784,149
Grupo Argos SA, PFC Shares	108,995	646,370
Grupo Aval Acciones y Valores SA	3,145,485	1,248,639
Grupo Aval Acciones y Valores SA, PFC Shares	6,098,800	2,442,046
Grupo de Inversiones Suramericana SA	325,070	4,127,054
Grupo de Inversiones Suramericana SA, PFC Shares	48,367	607,050
Grupo Nutresa SA	582,655	4,388,516
Grupo Odinsa SA(1)	74,829	214,258
Interconexion Electrica SA	901,290	2,159,114
ISAGEN SA ESP	2,296,200	2,433,322

		$50,280,674

Croatia — 0.8%
AD Plastik DD(1)	35,190	$503,649
Adris Grupa DD, PFC Shares	69,985	3,776,354
Atlantic Grupa DD	7,132	893,093
Atlantska Plovidba DD(1)	22,867	558,386
Dalekovod DD(1)	136,610	299,651
Ericsson Nikola Tesla DD	6,740	1,004,864
Hrvatski Telekom DD	383,188	8,122,953
INA Industrija Nafte DD	900	411,089
Koncar-Elektroindustrija DD	17,382	1,757,574
Kras DD	7,262	493,203
Ledo DD	1,445	1,982,810
Petrokemija DD(1)	25,975	58,142

Security	Shares	Value
Podravka Prehrambena Industrija DD(1)	24,326	$1,245,024
Privredna Banka Zagreb DD	3,177	277,266
Valamar Riviera DD	1,272,838	4,416,409
Zagrebacka Banka DD	194,885	961,673

		$26,762,140

Czech Republic — 1.2%
CEZ AS	851,160	$17,006,628
Fortuna Entertainment Group NV(1)	246,600	733,733
Komercni Banka AS	80,119	16,603,670
Pegas Nonwovens SA	96,614	3,018,520
Philip Morris CR AS	8,877	4,232,735
Unipetrol AS(1)	289,352	1,740,040

		$43,335,326

Egypt — 1.6%
Alexandria Mineral Oils Co.	193,820	$722,390
Arab Cotton Ginning	1,993,380	752,512
Citadel Capital SAE(1)	2,280,400	522,764
Commercial International Bank Egypt SAE	2,449,586	16,194,179
Eastern Tobacco	281,822	7,197,276
Egypt Kuwait Holding Co. SAE	1,862,146	1,062,879
Egyptian Financial Group-Hermes Holding Co.(1)	1,981,023	2,211,719
Egyptian Resorts Co.(1)	4,721,950	575,981
El Ezz Aldekhela Steel Alexandria	4,000	176,953
ElSewedy Electric Co.(1)	529,606	2,771,648
Ezz Steel(1)	1,548,345	1,883,866
Global Telecom Holding SAE(1)	12,928,866	2,998,958
Juhayna Food Industries	4,494,565	4,297,475
Maridive & Oil Services SAE(1)	2,013,484	661,856
Misr Beni-Suef Cement Co.	69,150	281,702
Orascom Telecom Media and Technology Holding SAE(1)	21,964,609	2,239,077
Oriental Weavers Co.	936,875	1,284,412
Palm Hills Developments SAE(1)	3,395,160	893,188
Pioneers Holding(1)	761,635	784,212
QNB Alahli Bank SAE(1)	269,753	1,091,138
Sidi Kerir Petrochemicals Co.	1,686,400	2,783,316
Six of October Development & Investment Co.(1)	382,178	426,419
South Valley Cement(1)	704,261	371,120
Talaat Moustafa Group	4,487,196	3,753,447
Telecom Egypt	1,949,337	1,659,990

		$57,598,477

Estonia — 0.2%
AS Merko Ehitus	50,618	$439,813
AS Tallink Grupp	3,623,652	3,150,156
AS Tallinna Kaubamaja Grupp	137,340	966,434
AS Tallinna Vesi	58,790	891,595
Nordecon AS	145,374	158,368
Olympic Entertainment Group AS	503,790	1,002,290

		$6,608,656

Ghana — 0.1%
Aluworks Ghana, Ltd.(1)	457,409	$9,694
CAL Bank, Ltd.	1,298,010	268,053
Ghana Commercial Bank, Ltd.	1,554,441	1,539,961
Produce Buying Co., Ltd.(1)	582,428	15,434

Security	Shares	Value
Standard Chartered Bank of Ghana, Ltd.	148,200	$641,417

		$2,474,559

Greece — 1.5%
Aegean Airlines SA	46,112	$358,011
Aegean Marine Petroleum Network, Inc.	91,225	711,555
Alpha Bank AE(1)	6,440,984	821,198
Athens Water Supply & Sewage Co. SA (The)	208,817	1,325,644
Costamare, Inc.	93,419	1,314,405
Diana Shipping, Inc.(1)	260,777	1,645,503
DryShips, Inc.(1)	1,762,212	345,570
Ellaktor SA(1)	413,947	813,630
Eurobank Ergasias SA(1)	14,183,453	487,401
FF Group	68,510	1,381,427
Frigoglass SAIC(1)	104,857	261,791
GasLog, Ltd.	102,055	1,180,776
GEK Terna Holding Real Estate Construction SA(1)	381,049	787,896
Grivalia Properties REIC AE	14,830	135,157
Hellenic Exchanges - Athens Stock Exchange SA	180,829	1,035,292
Hellenic Petroleum SA	248,848	1,456,820
Hellenic Telecommunications Organization SA	852,642	7,981,772
Intralot SA(1)	418,837	697,111
JUMBO SA	192,931	1,872,439
Marfin Investment Group Holdings SA(1)	1,854,199	176,102
Metka SA	71,242	684,410
Motor Oil (Hellas) Corinth Refineries SA(1)	169,674	2,093,637
Mytilineos Holdings SA	413,446	2,212,592
National Bank of Greece SA(1)	2,148,775	1,612,637
Navios Maritime Acquisition Corp.	202,800	726,024
Navios Maritime Holdings, Inc.	286,986	605,540
OPAP SA	420,506	3,737,138
Piraeus Bank SA(1)	3,473,666	358,627
Public Power Corp. SA	1,068,817	6,184,138
Safe Bulkers, Inc.	176,900	544,852
StealthGas, Inc.(1)	122,975	518,955
Terna Energy SA	112,955	359,252
Titan Cement Co. SA	241,081	5,307,135
Tsakos Energy Navigation, Ltd.	188,400	1,689,948
Viohalco SA(1)	223,488	564,851

		$51,989,236

Hungary — 1.5%
Magyar Telekom Telecommunications PLC(1)	5,190,500	$7,190,271
MOL Hungarian Oil & Gas Rt.	280,600	12,662,749
OTP Bank Rt.	854,630	16,538,568
Richter Gedeon Nyrt.	1,061,000	17,698,521

		$54,090,109

India — 5.9%
ABB India, Ltd.	19,900	$374,009
ACC, Ltd.	45,970	966,726
Adani Enterprises, Ltd.	180,900	253,943
Adani Ports and Special Economic Zone, Ltd.	1,184,852	5,339,702
Adani Power, Ltd.(1)	556,250	265,927
Adani Transmissions, Ltd.(1)	299,124	165,197
Aditya Birla Nuvo, Ltd.	17,702	556,632

Security	Shares	Value
Ambuja Cements, Ltd.	522,500	$1,650,062
Amtek Auto, Ltd.	152,500	93,510
Asian Paints, Ltd.	249,700	3,171,515
Axis Bank, Ltd.	240,800	1,745,512
Bajaj Auto, Ltd.	59,560	2,323,030
Bank of Baroda	262,300	638,448
Bank of India	247,400	495,561
Bharat Forge, Ltd.	63,650	835,341
Bharat Heavy Electricals, Ltd.	659,700	1,993,765
Bharat Petroleum Corp., Ltd.	111,300	1,479,844
Bharti Airtel, Ltd.	2,225,936	11,761,378
Biocon, Ltd.	101,600	703,680
Cairn India, Ltd.	423,700	990,793
Canara Bank, Ltd.	127,831	537,200
Cipla, Ltd.	287,310	3,024,035
Coal India, Ltd.	402,200	1,962,871
Colgate-Palmolive (India), Ltd.	89,800	1,309,478
Container Corp. of India, Ltd.	54,240	1,099,136
Crompton Greaves, Ltd.	213,600	567,518
Cummins India, Ltd.	49,900	823,991
Dabur India, Ltd.	504,400	2,078,095
Divi’s Laboratories, Ltd.	93,600	1,643,153
DLF, Ltd.	445,700	789,669
Dr. Reddy’s Laboratories, Ltd.	73,620	4,792,266
Essar Oil, Ltd.(1)	274,130	793,809
GAIL (India), Ltd.	585,050	2,757,315
GlaxoSmithKline Pharmaceuticals, Ltd.	8,680	436,665
Glenmark Pharmaceuticals, Ltd.	125,460	1,898,117
GMR Infrastructure, Ltd.	1,721,400	342,330
Grasim Industries, Ltd.	8,158	490,190
Gujarat State Petronet, Ltd.	383,800	761,539
HCL Technologies, Ltd.	235,090	3,126,505
HDFC Bank, Ltd.	205,873	4,140,801
Hero MotoCorp, Ltd.	60,900	2,405,588
Hindalco Industries, Ltd.	515,910	653,970
Hindustan Petroleum Corp., Ltd.	131,400	1,545,725
Hindustan Unilever, Ltd.	691,300	8,473,939
Hindustan Zinc, Ltd.	148,400	355,267
Housing Development Finance Corp., Ltd.	292,361	5,597,442
ICICI Bank, Ltd.	516,934	2,184,668
IDBI Bank, Ltd.	367,000	476,885
Idea Cellular, Ltd.	1,816,900	3,884,433
IDFC Bank, Ltd.(1)	260,034	248,713
IDFC, Ltd.	260,034	247,547
IFCI, Ltd.	1,152,200	466,970
Indiabulls Housing Finance, Ltd.	40,115	438,910
Indiabulls Real Estate, Ltd.(1)	646,300	613,511
Indian Hotels Co., Ltd.(1)	164,280	250,125
Indian Oil Corp., Ltd.	158,900	969,505
Infosys, Ltd.	523,468	9,059,106
ITC, Ltd.	1,313,460	6,706,183
Jindal Steel & Power, Ltd.(1)	268,800	326,257
JSW Steel, Ltd.	135,800	1,887,070
Kotak Mahindra Bank, Ltd.	167,800	1,759,008
Larsen & Toubro, Ltd.	253,560	5,453,711
LIC Housing Finance, Ltd.	49,663	362,628

Security	Shares	Value
Lupin, Ltd.	80,300	$2,365,993
Mahindra & Mahindra, Ltd.	226,260	4,075,748
Maruti Suzuki India, Ltd.	67,750	4,624,432
Nestle India, Ltd.	11,930	1,128,875
NMDC, Ltd.	86,003	132,121
NTPC, Ltd.	2,533,900	5,138,727
Oil & Natural Gas Corp., Ltd.	886,393	3,346,767
Oracle Financial Services Software, Ltd.	16,500	972,967
Piramal Enterprises, Ltd.	76,807	1,104,289
Power Grid Corporation of India, Ltd.	2,181,400	4,279,271
Reliance Capital, Ltd.	36,735	235,873
Reliance Communications, Ltd.(1)	1,412,060	1,611,352
Reliance Industries, Ltd.	867,245	12,544,387
Reliance Infrastructure, Ltd.	227,600	1,375,183
Reliance Power, Ltd.(1)	1,400,250	1,075,722
Siemens, Ltd.	47,180	958,888
State Bank of India	315,179	1,139,970
Steel Authority of India, Ltd.	513,200	418,088
Sun Pharmaceutical Industries, Ltd.	498,368	6,764,288
Sun TV Network, Ltd.	147,473	892,048
Suzlon Energy, Ltd.(1)	2,099,450	783,927
Tata Communications, Ltd.	127,400	833,225
Tata Consultancy Services, Ltd.	130,227	4,974,479
Tata Global Beverages, Ltd.	279,500	573,619
Tata Motors, Ltd.(1)	742,250	4,381,804
Tata Power Co., Ltd.	1,776,918	1,864,234
Tata Steel, Ltd.	149,296	560,864
Tech Mahindra, Ltd.	160,844	1,322,411
Titan Co., Ltd.	234,100	1,250,991
UltraTech Cement, Ltd.	58,600	2,605,392
Unitech, Ltd.(1)	2,836,900	328,607
United Spirits, Ltd.(1)	29,285	1,404,959
UPL, Ltd.	180,700	1,265,304
Vedanta, Ltd.	790,212	1,196,763
Voltas, Ltd.	296,300	1,277,714
Wipro, Ltd.	372,279	3,241,198
Yes Bank, Ltd.	55,200	635,819
Zee Entertainment Enterprises, Ltd.	373,114	2,325,944

		$208,558,662

Indonesia — 2.8%
Adaro Energy Tbk PT	51,915,400	$2,244,211
AKR Corporindo Tbk PT	5,472,400	2,350,453
Aneka Tambang Persero Tbk PT(1)	10,251,500	282,010
Astra Argo Lestari Tbk PT	775,000	1,122,719
Astra International Tbk PT	16,851,600	7,244,143
Bank Central Asia Tbk PT	8,293,200	7,790,858
Bank Danamon Indonesia Tbk PT	4,504,303	905,578
Bank Mandiri Tbk PT	5,275,700	3,338,832
Bank Negara Indonesia Persero Tbk PT	5,815,300	2,010,314
Bank Pan Indonesia Tbk PT(1)	4,945,000	334,928
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	12,193,000	672,802
Bank Rakyat Indonesia Tbk PT	5,805,000	4,442,890
Bank Tabungan Negara Tbk PT	10,171,500	877,684
Berlian Laju Tanker Tbk PT(1)(3)	7,544,500	0
Bumi Resources Tbk PT(1)	37,563,000	137,112

Security	Shares	Value
Bumi Serpong Damai Tbk PT	13,777,500	$1,621,087
Charoen Pokphand Indonesia Tbk PT	8,948,300	1,626,806
Energi Mega Persada Tbk PT(1)	64,369,200	234,663
Gudang Garam Tbk PT	660,000	2,065,904
Harum Energy Tbk PT(1)	2,626,500	162,014
Holcim Indonesia Tbk PT	3,029,000	231,556
Indo Tambangraya Megah Tbk PT	1,056,300	651,171
Indocement Tunggal Prakarsa Tbk PT	2,435,200	3,185,046
Indofood Sukses Makmur Tbk PT	4,564,300	1,834,891
Indosat Tbk PT(1)	2,794,500	854,764
Jasa Marga (Persero) Tbk PT	3,198,000	1,126,150
Kalbe Farma Tbk PT	57,805,000	6,020,147
Lippo Karawaci Tbk PT	28,867,500	2,505,397
Matahari Putra Prima Tbk PT	7,240,000	1,184,807
Medco Energi Internasional Tbk PT	4,497,500	352,389
Media Nusantara Citra Tbk PT	3,201,000	415,334
MNC Investama Tbk PT	49,042,500	747,667
Pembangunan Perumahan Persero Tbk PT	9,145,000	2,529,774
Perusahaan Gas Negara Tbk PT	23,109,700	5,047,599
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,185,000	810,116
Semen Indonesia Persero Tbk PT	5,479,200	3,896,762
Sigmagold Inti Perkasa Tbk PT(1)	17,097,000	555,783
Siloam International Hospitals Tbk PT	976,400	776,081
Sugih Energy Tbk PT(1)	28,308,700	789,734
Surya Semesta Internusa Tbk PT	14,275,000	669,443
Tambang Batubara Bukit Asam Tbk PT	2,672,800	1,419,840
Telekomunikasi Indonesia Tbk PT	60,071,500	11,785,281
Tower Bersama Infrastructure Tbk PT(1)	2,871,000	1,495,244
Trada Maritime Tbk PT(1)	10,350,500	37,794
Unilever Indonesia Tbk PT	1,486,800	4,006,741
United Tractors Tbk PT	3,690,783	4,855,916
Vale Indonesia Tbk PT	5,222,500	849,266
Wijaya Karya Persero Tbk PT	6,522,800	1,395,553
XL Axiata Tbk PT(1)	4,954,500	1,121,538

		$100,616,792

Jordan — 0.7%
Al Eqbal Co. for Investment PLC	82,267	$1,721,721
Alia The Royal Jordanian Airlines PLC(1)(3)	249,829	102,144
Arab Bank PLC	1,050,282	9,202,312
Arab Potash Co. PLC	85,671	2,594,841
Bank of Jordan	214,422	733,969
Cairo Amman Bank	278,672	864,697
Capital Bank of Jordan	406,376	576,056
Jordan Ahli Bank	678,162	1,145,623
Jordan Dubai Islamic Bank(1)	301,685	437,579
Jordan Islamic Bank	309,421	1,420,755
Jordan Petroleum Refinery	370,048	2,074,968
Jordan Phosphate Mines(1)	150,833	1,151,961
Jordan Steel(1)	342,095	236,188
Jordan Telecommunications Co.	294,395	859,051
Jordanian Electric Power Co.	443,761	1,613,901
Union Investment Corp. PLC(1)	227,181	481,145

		$25,216,911

Security	Shares	Value
Kazakhstan — 0.7%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	1,020,429	$6,271,401
KAZ Minerals PLC(1)	3,744,829	6,697,299
Kazkommertsbank JSC GDR(1)(4)	360,501	1,042,195
KazMunaiGas Exploration Production GDR(4)	718,244	5,030,905
Kcell JSC GDR(4)	864,603	3,756,984
Nostrum Oil & Gas PLC	340,501	2,253,379

		$25,052,163

Kenya — 0.8%
ARM Cement, Ltd.	1,653,600	$588,206
Bamburi Cement Co., Ltd.	685,300	1,126,513
Barclays Bank of Kenya, Ltd.	9,494,460	1,180,013
British American Tobacco Kenya, Ltd.	52,000	388,639
British-American Investments Co. Kenya, Ltd.	491,800	77,041
Co-operative Bank of Kenya, Ltd. (The)	9,901,824	1,649,017
East African Breweries, Ltd.	2,127,780	5,726,288
Equity Group Holdings, Ltd.	9,641,400	3,958,226
KenolKobil, Ltd.	4,090,000	348,348
Kenya Airways, Ltd.(1)	1,264,800	65,686
Kenya Commercial Bank, Ltd.	8,770,220	3,408,463
Kenya Electricity Generating Co., Ltd.	5,488,800	470,135
Kenya Power & Lighting, Ltd.	9,718,754	1,404,613
Nation Media Group, Ltd.	518,384	690,343
Safaricom, Ltd.	45,085,672	6,305,462
Standard Chartered Bank Kenya, Ltd.	197,588	396,112

		$27,783,105

Kuwait — 1.5%
Agility Public Warehousing Co. KSC	2,673,834	$4,761,489
Ahli United Bank	366,855	655,231
Al Ahli Bank of Kuwait KSCP	716,003	879,076
Al Safat Energy Holding Co. KSC(1)	1,880,000	89,927
ALAFCO Aviation Lease and Finance Co. KSCP	1,127,990	826,725
Boubyan Bank KSCP	561,188	807,437
Boubyan Petrochemicals Co.	2,159,668	3,853,481
Burgan Bank SAK	777,600	1,010,557
Combined Group Contracting Co. KSC	123,210	317,567
Commercial Bank of Kuwait KSCP	405,150	681,772
Commercial Real Estate Co. KSCC	2,296,205	651,371
Gulf Bank(1)	1,603,698	1,408,211
Gulf Cable & Electrical Industries Co. KSCP	424,072	580,001
Jazeera Airways Co. KSC	339,700	532,683
Kuwait Cement Co.	533,870	655,357
Kuwait Finance House KSCP	2,592,715	4,805,972
Kuwait Food Co. (Americana) SAK	448,108	3,348,045
Kuwait International Bank	974,124	745,638
Kuwait Pipes Industries & Oil Services Co.(1)(3)	1,188,500	0
Kuwait Portland Cement Co. KSC	267,750	1,030,682
Kuwait Projects Co. Holdings KSC	573,712	1,080,564
Kuwait Real Estate Co. KSC	3,261,226	656,873
Mabanee Co. SAK	507,282	1,439,670
Mezzan Holding Co. KSCC	142,236	525,809
Mobile Telecommunications Co.	6,811,798	8,427,748
National Bank of Kuwait SAK	2,625,584	7,122,519
National Industries Group Holding SAK	3,287,426	1,560,011

Security	Shares	Value
National Investment Co.	1,510,000	$537,347
National Ranges Co. KPSC(1)	2,219,111	181,761
Qurain Petrochemical Industries Co. KSC	2,778,017	1,742,006
Sultan Center Food Products Co.(1)	3,421,833	859,247
VIVA Kuwait Telecom Co.(1)	845,439	2,424,779

		$54,199,556

Latvia — 0.0%(2)
Grindeks	42,000	$230,930
Latvian Shipping Co.(1)	405,000	276,038

		$506,968

Lebanon — 0.1%
Solidere GDR(4)	327,361	$2,975,038
Solidere, Class A	88,066	844,193
Solidere, Class B	1,760	16,493

		$3,835,724

Lithuania — 0.1%
Apranga PVA	278,536	$793,774
Klaipedos Nafta AB	1,345,900	518,032
Lesto AB	118,064	119,074
Pieno Zvaigzdes	104,200	160,386
Rokiskio Suris(1)	122,500	184,573
Siauliu Bankas	949,231	322,528

		$2,098,367

Malaysia — 2.9%
Aeon Co. (M) Bhd	661,200	$435,860
Airasia Bhd	1,228,200	421,786
Alliance Financial Group Bhd	560,300	466,335
AMMB Holdings Bhd	887,900	984,184
Astro Malaysia Holdings Bhd	979,300	651,111
Axiata Group Bhd	2,706,750	3,878,321
Batu Kawan Bhd	210,000	855,246
Berjaya Corp. Bhd	4,369,700	421,180
Berjaya Sports Toto Bhd	830,250	617,941
Boustead Holdings Bhd	596,210	559,550
British American Tobacco Malaysia Bhd	109,700	1,576,569
Bumi Armada Bhd(1)	3,133,350	706,158
Bursa Malaysia Bhd	344,900	680,649
CIMB Group Holdings Bhd	1,771,500	1,897,829
Dialog Group Bhd	5,451,814	2,025,134
Digi.com Bhd	1,873,500	2,292,162
Felda Global Ventures Holdings Bhd	1,358,400	561,461
Gamuda Bhd	2,919,700	3,057,201
Genting Bhd	1,448,500	2,496,893
Genting Malaysia Bhd	2,155,600	2,155,678
Genting Plantations Bhd	261,700	651,991
Hartalega Holdings Bhd	118,600	143,818
Hong Leong Bank Bhd	382,900	1,243,226
Hong Leong Financial Group Bhd	276,000	907,227
IHH Healthcare Bhd	4,325,800	6,356,610
IJM Corp. Bhd	3,656,380	2,823,464
IOI Corp. Bhd	2,439,818	2,415,610

Security	Shares	Value
IOI Properties Group Bhd	1,044,058	$489,817
KLCCP Stapled Group	399,100	651,571
KNM Group Bhd(1)	5,003,150	614,867
Kuala Lumpur Kepong Bhd	358,700	1,900,362
Kulim (Malaysia) Bhd	860,000	665,552
Lafarge Malaysia Bhd	942,950	1,997,174
Magnum Bhd	940,340	588,338
Malayan Banking Bhd	1,980,587	3,796,935
Malaysia Airports Holdings Bhd	342,800	421,995
Malaysia Marine and Heavy Engineering Holdings Bhd(1)	739,000	188,849
Malaysian Resources Corp. Bhd	1,423,500	419,151
Maxis Bhd	1,737,900	2,662,362
Media Prima Bhd	575,000	186,193
MISC Bhd	482,400	1,012,179
MMC Corp. Bhd	1,217,800	632,243
Mudajaya Group Bhd(1)	510,600	147,096
Nestle Malaysia Bhd	12,300	206,984
Parkson Holdings Bhd(1)	958,655	238,398
Petronas Chemicals Group Bhd	4,123,000	6,078,958
Petronas Dagangan Bhd	507,500	2,658,966
Petronas Gas Bhd	378,800	2,024,155
PPB Group Bhd	404,100	1,450,833
Press Metal Bhd	1,469,400	794,586
Public Bank Bhd	837,820	3,522,364
RHB Capital Bhd	733,900	1,040,760
Sapurakencana Petroleum Bhd	5,340,168	2,617,567
Silverlake Axis, Ltd.	703,200	288,499
Sime Darby Bhd	3,863,639	7,503,131
Sunway Bhd	304,600	219,536
Sunway Construction Group Bhd(1)	30,460	9,214
Supermax Corp. Bhd	1,732,700	906,372
TA Enterprise Bhd	1,323,000	192,254
Tan Chong Motor Holdings Bhd	265,900	154,296
Telekom Malaysia Bhd	1,249,900	1,938,897
Tenaga Nasional Bhd	2,361,125	6,940,014
Top Glove Corp. Bhd	713,900	1,576,799
UEM Sunrise Bhd	1,683,050	488,986
UMW Holdings Bhd	448,400	855,048
UMW Oil & Gas Corp. Bhd	549,700	154,600
Unisem (M) Bhd	2,784,300	1,540,447
Wah Seong Corp. Bhd	445,076	122,878
WCT Holdings Bhd	1,295,911	412,929
YTL Corp. Bhd	2,863,465	1,005,579
YTL Power International Bhd	1,883,197	661,362

		$103,262,290

Mauritius — 0.7%
Alteo, Ltd.	637,758	$612,630
CIEL, Ltd.	1,576,086	298,486
CIM Financial Services, Ltd.	4,584,801	1,002,515
LUX Island Resorts, Ltd.	1,037,348	1,688,437
MCB Group, Ltd.	1,868,489	10,978,024
New Mauritius Hotels, Ltd.(1)	5,839,511	2,916,349
Phoenix Beverages, Ltd.	7,498	83,543
Rogers & Co., Ltd.	2,210,770	1,814,920
SBM Holdings, Ltd.	187,201,500	4,121,986

Security	Shares	Value
Sun Resorts, Ltd., Class A(1)	449,032	$450,752
Terra Mauricia, Ltd.	895,156	722,865
United Basalt Products, Ltd.	371,540	785,666

		$25,476,173

Mexico — 5.9%
Alfa SAB de CV, Series A	6,368,500	$13,201,361
Alsea SAB de CV	694,800	2,276,909
America Movil SAB de CV ADR, Series L	616,100	10,972,741
America Movil SAB de CV, Series L	27,725,350	24,674,148
Arca Continental SAB de CV	538,190	3,437,772
Bolsa Mexicana de Valores SAB de CV	1,503,700	2,512,569
Cemex SAB de CV ADR(1)	1,066,936	6,732,366
Cemex SAB de CV, Series CPO(1)	10,926,130	6,919,040
Coca-Cola Femsa SAB de CV, Series L	319,500	2,451,116
Controladora Comercial Mexicana SA de CV	518,500	1,516,783
Corporacion GEO SAB de CV, Series B(1)(3)	1,144,000	0
Desarrolladora Homex SAB de CV(1)	77,645	37,370
El Puerto de Liverpool SAB de CV	107,300	1,494,865
Empresas ICA SAB de CV(1)	2,747,100	1,089,340
Fibra Uno Administracion SA de CV	2,173,500	4,766,020
Fomento Economico Mexicano SAB de CV ADR	16,100	1,595,349
Fomento Economico Mexicano SAB de CV, Series UBD	1,253,000	12,365,541
Genomma Lab Internacional SAB de CV(1)	2,778,500	2,038,735
Gentera SAB de CV	2,788,400	5,121,751
Grupo Aeroportuario del Pacifico SAB de CV, Class B	498,387	4,495,132
Grupo Aeroportuario del Sureste SAB de CV, Class B	249,115	3,860,590
Grupo Bimbo SAB de CV, Series A(1)	1,668,100	4,717,151
Grupo Carso SAB de CV, Series A1	1,017,000	4,551,250
Grupo Elektra SAB de CV	101,895	2,029,535
Grupo Financiero Banorte SAB de CV, Class O	2,594,300	13,888,893
Grupo Financiero Inbursa SAB de CV, Class O	4,408,700	8,834,589
Grupo Mexico SAB de CV, Series B	4,508,679	10,989,322
Grupo Sanborns SAB de CV	226,889	398,345
Grupo Simec SA de CV, Series B(1)	133,800	366,784
Grupo Televisa SAB ADR	431,500	12,573,910
Grupo Televisa SAB, Series CPO	1,550,600	9,025,093
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,038,200	1,901,316
Industrias CH SAB de CV, Series B(1)	225,500	818,434
Industrias Penoles SAB de CV	188,600	2,498,369
Infraestructura Energetica Nova SAB de CV	180,000	865,139
Kimberly-Clark de Mexico SAB de CV, Class A	1,219,500	2,918,478
Mexichem SAB de CV	1,483,316	3,858,752
Minera Frisco SAB de CV(1)	714,800	378,652
OHL Mexico SAB de CV(1)	438,300	579,259
Organizacion Soriana SAB de CV, Class B(1)	120,000	288,271
Promotora y Operadora de Infraestructura SAB de CV(1)	434,500	5,462,750
Ternium SA ADR	46,000	661,020
TV Azteca SAB de CV, Series CPO	1,240,300	198,985
Urbi Desarrollos Urbanos SAB de CV(1)(3)	2,260,600	0
Wal-Mart de Mexico SAB de CV, Series V	3,320,300	8,794,339

		$208,158,134

Morocco — 0.7%
Attijariwafa Bank	119,211	$3,953,282
Banque Centrale Populaire	133,714	2,896,604

Security	Shares	Value
BMCE Bank	83,129	$1,817,573
Ciments du Maroc	2,591	306,052
Delta Holding SA	52,900	128,104
Douja Promotion Groupe Addoha SA	252,635	695,779
Holcim Maroc SA	12,874	2,503,723
Label Vie	2,100	254,190
Managem	9,862	953,025
Maroc Telecom	556,315	6,215,742
Samir(1)(3)	15,717	163,439
Societe Lafarge Ciments SA	18,510	3,125,148
Sonasid	3,036	177,412
Taqa Morocco	21,759	1,292,497
Wafa Assurance	1,600	616,959

		$25,099,529

Nigeria — 0.7%
Access Bank PLC	16,605,917	$382,222
Afriland Properties PLC(1)(3)	1,169,236	0
Dangote Cement PLC	2,932,919	2,401,304
Dangote Sugar Refinery PLC	5,586,250	186,437
Diamond Bank PLC	16,654,000	219,310
Ecobank Transnational, Inc.(1)	14,145,874	1,317,130
FBN Holdings PLC	28,556,181	730,657
FCMB Group PLC	14,697,603	144,406
Fidelity Bank PLC	22,430,824	157,623
Flour Mills of Nigeria PLC	2,057,956	218,763
Forte Oil PLC	1,622,126	2,310,422
Guaranty Trust Bank PLC	22,481,741	2,588,886
Guiness Nigeria PLC	956,691	594,704
Lafarge Africa PLC	2,976,025	1,437,854
Lekoil, Ltd.(1)	1,624,911	693,213
Nestle Nigeria PLC	413,429	1,722,743
Nigerian Breweries PLC	4,747,707	3,261,339
Oando PLC	16,928,421	511,850
PZ Cussons Nigeria PLC	2,100,282	251,495
SEPLAT Petroleum Development Co. PLC(5)	996,758	1,161,795
Skye Bank PLC(1)	16,828,665	166,820
Stanbic IBTC Holdings PLC	1,977,675	187,153
Transnational Corp. of Nigeria PLC	18,202,701	165,021
UAC of Nigeria PLC	4,651,935	630,614
Unilever Nigeria PLC	2,740,833	532,259
United Bank for Africa PLC	29,618,308	517,192
Zenith Bank PLC	22,038,124	1,937,911

		$24,429,123

Oman — 0.7%
Al Anwar Ceramic Tiles Co.	622,746	$555,098
Bank Dhofar SAOG	1,720,225	1,089,381
Bank Muscat SAOG	3,472,852	4,848,787
Bank Sohar SAOG	4,118,807	1,900,064
Dhofar International Development & Investment Holding SAOG	339,824	336,109
Galfar Engineering & Contracting SAOG(1)	1,434,547	324,211
HSBC Bank Oman SAOG	1,422,114	446,891
National Bank of Oman SAOG	1,475,795	1,135,572
Oman Cables Industry SAOG	93,600	481,650

Security	Shares	Value
Oman Cement Co. SAOG	741,260	$866,423
Oman Flour Mills Co. SAOG	561,100	704,962
Oman Telecommunications Co. SAOG	1,279,313	5,394,707
Omani Qatari Telecommunications Co. SAOG	1,316,819	2,609,843
Ominvest	1,792,145	2,322,057
Raysut Cement Co. SAOG	634,209	1,856,478
Renaissance Services SAOG	2,280,925	1,043,265
Sembcorp Salalah Power & Water Co.	50,000	351,549
Shell Oman Marketing Co. SAOG	34,398	176,901

		$26,443,948

Pakistan — 0.7%
Adamjee Insurance Co., Ltd.	415,744	$224,606
Azgard Nine, Ltd.(1)	200	10
Bank Alfalah, Ltd.	1,414,538	384,823
D.G. Khan Cement Co., Ltd.	503,732	669,621
Engro Corp., Ltd.	465,287	1,341,460
Engro Fertilizers, Ltd.	234,528	202,885
Engro Foods, Ltd.(1)	1,210,400	1,712,099
Fauji Fertilizer Bin Qasim, Ltd.	362,000	199,243
Fauji Fertilizer Co., Ltd.	1,165,210	1,387,060
Habib Bank, Ltd.	291,617	578,263
Hub Power Co., Ltd.	3,703,800	3,663,965
Kot Addu Power Co., Ltd.	875,900	702,253
Lucky Cement, Ltd.	328,200	1,680,692
MCB Bank, Ltd.	1,550,730	3,602,122
Millat Tractors, Ltd.	139,790	771,127
National Bank of Pakistan	803,040	424,208
Nishat Mills, Ltd.	1,142,810	1,114,695
Oil & Gas Development Co., Ltd.	986,391	1,291,067
Pakistan Oil Fields, Ltd.	211,100	639,882
Pakistan Petroleum, Ltd.	910,577	1,097,037
Pakistan State Oil Co., Ltd.	357,320	1,143,531
Pakistan Telecommunication Co., Ltd.	3,306,700	549,378
SUI Southern Gas Co., Ltd.(1)	1,091,500	393,314
United Bank, Ltd.	564,045	877,169

		$24,650,510

Panama — 0.3%
Copa Holdings SA, Class A	217,500	$10,988,100

		$10,988,100

Peru — 1.4%
Alicorp SAA(1)	3,848,309	$6,538,844
Banco Continental SA	626,601	593,401
Casa Grande SAA(1)	99,420	107,473
Cementos Pacasmayo SAA	241,600	316,346
Cia de Minas Buenaventura SA ADR	422,080	2,705,533
Cia Minera Milpo SA	676,862	370,996
Credicorp, Ltd.	153,994	17,429,041
Edegel SA	1,894,571	1,615,347
Empresa de Distribucion Electrica de Lima Norte SAA	108,248	154,923
Energia del Sur SA	120,072	277,877
Ferreycorp SAA	6,227,411	2,654,804
Grana y Montero SAA	2,096,520	1,643,891
Intercorp Financial Services, Inc.	66,690	1,667,250
Luz del Sur SAA	548,126	1,600,648

Security	Shares	Value
Minsur SA	1,961,259	$429,996
Sociedad Minera Cerro Verde SAA(1)	44,121	772,117
Southern Copper Corp.	385,027	10,688,349
Union Andina de Cementos SAA	1,014,000	540,347
Volcan Cia Minera SAA, Class B	5,911,333	577,813

		$50,684,996

Philippines — 3.1%
Aboitiz Equity Ventures, Inc.	3,611,100	$4,310,292
Aboitiz Power Corp.	4,371,000	3,919,111
ABS-CBN Holdings Corp. PDR	138,370	199,259
Alliance Global Group, Inc.	4,540,000	1,762,138
Ayala Corp.	245,795	4,089,346
Ayala Land, Inc.	5,465,000	4,173,624
Ayala Land, Inc., PFC Shares(3)	3,951,800	0
Bank of the Philippine Islands	1,270,595	2,292,181
BDO Unibank, Inc.	1,274,481	2,762,621
Bloomberry Resorts Corp.	15,369,700	2,013,077
Cosco Capital, Inc.	3,726,300	591,608
D&L Industries, Inc.	4,814,000	1,000,430
DMCI Holdings, Inc.	8,668,000	2,296,745
Emperador, Inc.	4,313,300	763,548
Energy Development Corp.	20,767,300	2,934,710
Filinvest Land, Inc.	14,494,000	538,219
First Gen Corp.	3,778,322	2,038,476
First Philippine Holdings Corp.	587,500	885,911
Globe Telecom, Inc.	45,740	2,221,186
GT Capital Holdings, Inc.	67,795	1,900,577
Holcim Philippines, Inc.	1,492,000	452,577
International Container Terminal Services, Inc.	746,400	1,314,631
JG Summit Holding, Inc.	4,019,900	6,112,619
Jollibee Foods Corp.	1,179,850	5,180,356
Lopez Holdings Corp.	4,600,000	666,326
LT Group, Inc.	5,822,400	1,552,187
Manila Electric Co.	577,330	4,003,576
Manila Water Co.	2,187,700	1,111,900
Megaworld Corp.	12,596,000	1,259,331
Melco Crown Philippines Resorts Corp.(1)	3,711,400	290,984
Metro Pacific Investments Corp.	7,682,400	853,867
Metropolitan Bank & Trust Co.	1,171,246	2,124,578
Nickel Asia Corp.	5,281,800	893,756
Pepsi-Cola Products Philippines, Inc.	1,388,000	124,481
Petron Corp.	4,267,400	736,911
Philex Mining Corp.	6,094,825	702,178
Philex Petroleum Corp.(1)	283,500	9,046
Philippine Long Distance Telephone Co.	231,120	10,834,844
Puregold Price Club, Inc.	2,674,400	2,056,451
Robinsons Land Corp.	2,417,100	1,578,479
Robinsons Retail Holdings, Inc.	1,269,250	2,081,845
San Miguel Corp.	716,000	733,392
Security Bank Corp.	243,300	736,533
Semirara Mining & Power Co.	1,426,620	4,078,228
SM Investments Corp.	359,172	6,698,693
SM Prime Holdings, Inc.	9,538,699	4,387,693
SSI Group, Inc.(1)	2,061,000	233,017
Travellers International Hotel Group, Inc.	3,521,900	345,499

Security	Shares	Value
Universal Robina Corp.	1,858,330	$7,954,853
Vista Land & Lifescapes, Inc.	3,675,000	436,353

		$110,238,243

Poland — 2.8%
Agora SA(1)	125,463	$375,628
AmRest Holdings SE(1)	7,766	362,322
Asseco Poland SA	512,726	7,568,190
Bank Handlowy w Warszawie SA	50,570	1,028,222
Bank Millennium SA(1)	687,285	1,088,409
Bank Pekao SA	179,638	6,985,688
Bank Zachodni WBK SA(1)	16,600	1,338,039
Boryszew SA	122,670	159,522
Budimex SA	27,910	1,514,275
CCC SA	43,900	1,916,660
Cyfrowy Polsat SA(1)	860,096	5,541,640
Enea SA	202,800	672,567
Eurocash SA	355,800	4,801,530
Getin Holding SA(1)	365,918	151,428
Getin Noble Bank SA(1)	2,322,186	480,541
Grupa Azoty SA(1)	76,370	1,816,671
Grupa Lotos SA(1)	101,253	745,748
ING Bank Slaski SA	47,450	1,486,188
Jastrzebska Spolka Weglowa SA(1)	138,610	474,139
KGHM Polska Miedz SA	344,982	8,009,137
KOPEX SA	125,900	194,811
LPP SA	1,811	3,415,085
Lubelski Wegiel Bogdanka SA	12,326	131,389
mBank SA(1)	23,504	2,205,632
Netia SA	1,111,077	1,588,780
Orange Polska SA	2,781,316	5,110,008
Orbis SA	30,000	457,822
PGE SA	1,874,600	6,977,699
PKP Cargo SA	27,389	469,699
Polski Koncern Naftowy Orlen SA	458,433	7,437,367
Polskie Gornictwo Naftowe i Gazownictwo SA	2,941,216	5,210,996
Powszechna Kasa Oszczednosci Bank Polski SA(1)	1,151,310	8,526,654
Powszechny Zaklad Ubezpieczen SA	78,593	7,631,305
Synthos SA	844,500	805,553
Tauron Polska Energia SA	3,279,494	2,571,209

		$99,250,553

Qatar — 1.5%
Aamal Co. QSC	177,687	$707,888
Barwa Real Estate Co.	146,293	1,805,354
Doha Bank QSC	100,995	1,374,604
Gulf International Services QSC	205,956	3,630,744
Industries Qatar	209,219	7,066,442
Masraf Al Rayan QSC	397,565	4,717,610
Ooredoo QSC	132,696	2,835,002
Qatar Electricity & Water Co. QSC	84,058	4,904,997
Qatar Gas Transport Co., Ltd.	446,140	3,017,450
Qatar Insurance Co.	67,706	1,730,530
Qatar International Islamic Bank	45,943	946,831
Qatar Islamic Bank	77,555	2,526,821
Qatar National Bank SAQ	165,774	8,293,331
Qatar National Cement Co. QSC	31,625	923,573

Security	Shares	Value
Qatar Navigation QSC	52,421	$1,425,955
Qatari Investors Group	37,029	476,711
United Development Co. QSC	117,835	795,262
Vodafone Qatar QSC	1,185,810	4,707,623

		$51,886,728

Romania — 0.7%
Banca Transilvania(1)	12,601,659	$7,918,835
BRD-Groupe Societe Generale SA(1)	2,009,843	5,831,520
OMV Petrom SA	45,352,995	3,650,364
Societatea Nationala de Gaze Naturale ROMGAZ SA	407,654	2,949,661
Societatea Nationala Nuclearelectrica SA	794,100	1,357,957
Transelectrica SA	426,930	2,741,546
Transgaz SA Medias	19,337	1,270,206

		$25,720,089

Russia — 6.1%
Aeroflot - Russian Airlines PJSC(1)	1,876,656	$1,435,962
AK Transneft OAO, PFC Shares	1,847	4,302,924
CTC Media, Inc.	628,567	1,062,278
E.ON Russia JSC	8,737,000	417,535
Eurasia Drilling Co., Ltd. GDR(4)	23,517	267,493
Evraz PLC(1)	916,942	1,194,204
Federal Grid Co. Unified Energy System PJSC	1,585,875,440	1,525,471
Gazprom PAO	1,755,200	3,730,050
Gazprom PAO ADR	4,478,501	18,873,890
Globaltrans Investment PLC GDR(1)(4)	207,458	870,815
Inter RAO UES PJSC	71,597,070	1,354,745
Lenta, Ltd. GDR(1)(4)	133,659	1,001,972
LSR Group PJSC GDR(4)	186,400	418,121
Lukoil PJSC ADR	472,457	17,162,297
Luxoft Holding, Inc.(1)	13,100	872,984
Magnit PJSC	85,215	14,873,185
Magnit PJSC GDR(4)	167,418	7,598,835
Magnitogorsk Iron & Steel Works OJSC GDR(4)	105,708	520,253
Mail.ru Group, Ltd. GDR(1)(4)	265,535	5,161,834
Mechel ADR(1)	378,000	381,780
MegaFon PJSC GDR(4)	249,745	3,216,659
MMC Norilsk Nickel PJSC	2,386	355,222
MMC Norilsk Nickel PJSC ADR	775,037	11,478,028
Mobile TeleSystems PJSC	3,400,577	11,065,852
Moscow Exchange MICEX-RTS PJSC	1,214,410	1,711,954
Mosenergo PAO	8,811,603	113,292
NovaTek OAO GDR(4)	74,808	6,839,926
Novolipetsk Steel GDR(4)	156,893	1,923,931
O’Key Group SA GDR(4)	15,504	32,429
PhosAgro OAO GDR(4)	28,064	378,395
PIK Group PJSC	12,354	43,037
PIK Group PJSC GDR(4)	166,400	566,401
Polymetal International PLC	295,128	2,605,823
Polyus Gold International, Ltd.	137,262	401,600
QIWI PLC ADR	51,408	884,732
Rosneft OAO GDR(4)	1,056,332	4,211,591
Rosseti PJSC(1)	135,144,187	950,492
Rostelecom PJSC	1,492,177	2,162,286
Rostelecom PJSC ADR	15,064	130,906
RusHydro PJSC	395,274,080	3,967,719

Security	Shares	Value
RusHydro PJSC ADR	348,000	$336,843
Sberbank of Russia	9,493,768	13,387,813
Sberbank of Russia ADR	1,431,200	8,740,191
Severstal PAO GDR(4)	428,946	5,032,798
Sistema JSFC	10,069,378	2,785,307
Sistema JSFC GDR(4)	41,430	286,302
Sollers OJSC(1)	24,262	170,900
Surgutneftegas OAO ADR	927,852	5,090,216
Surgutneftegas OAO, PFC Shares	7,577,600	5,142,797
Tatneft PAO ADR	237,559	7,325,968
TMK PAO GDR(4)	64,757	241,801
VimpelCom, Ltd. ADR	751,784	2,841,744
VTB Bank PJSC	2,064,590,000	2,308,783
VTB Bank PJSC GDR(4)	2,903,354	6,356,952
X5 Retail Group NV GDR(1)(4)	385,980	7,977,402
Yandex NV, Class A(1)	639,200	10,291,120

		$214,383,840

Slovenia — 0.7%
Cinkarna Celje DD	6,272	$570,053
Gorenje DD	349,170	1,726,432
KRKA DD	103,788	7,417,096
Luka Koper	104,050	2,627,619
Petrol	12,122	3,335,523
Pivovarna Lasko(1)	32,721	906,753
Sava DD(1)	17,370	4,627
Sava Reinsurance Co.	179,037	2,554,310
Telekom Slovenije DD	27,437	2,439,312
Zavarovalnica Triglav DD	135,521	3,231,526

		$24,813,251

South Africa — 5.6%
AECI, Ltd.	73,130	$502,040
African Bank Investments, Ltd.(1)(3)	1,537,194	0
African Rainbow Minerals, Ltd.	94,900	361,879
Allied Electronics Corp., Ltd.	186,200	94,284
Anglo American Platinum, Ltd.(1)	58,680	1,026,352
AngloGold Ashanti, Ltd.(1)	403,071	3,401,078
Aspen Pharmacare Holdings, Ltd.	392,807	8,805,579
Astral Foods, Ltd.	18,500	232,400
Aveng, Ltd.(1)	939,990	230,368
AVI, Ltd.	319,500	2,032,547
Barclays Africa Group, Ltd.	193,289	2,477,162
Barloworld, Ltd.	662,120	3,735,740
Bidvest Group, Ltd. (The)	605,796	15,474,790
Capital Property Fund(1)	1,259,064	1,465,359
Capitec Bank Holdings, Ltd.	42,400	1,831,612
Clicks Group, Ltd.	167,700	1,223,181
DataTec, Ltd.	160,600	686,722
Discovery, Ltd.	96,631	1,031,792
Exxaro Resources, Ltd.	118,010	488,407
FirstRand, Ltd.	843,545	3,091,034
Foschini Group, Ltd. (The)	63,545	648,294
Gold Fields, Ltd.	681,677	1,777,806
Grindrod, Ltd.	340,300	367,346
Group Five, Ltd.	81,460	129,396
Growthpoint Properties, Ltd.	1,042,876	1,910,536

Security	Shares	Value
Harmony Gold Mining Co., Ltd.(1)	374,410	$262,340
Hyprop Investments, Ltd.	92,800	841,660
Illovo Sugar, Ltd.	174,700	220,303
Impala Platinum Holdings, Ltd.(1)	533,748	1,455,618
Imperial Holdings, Ltd.	78,001	1,015,314
Investec, Ltd.	182,794	1,512,270
JSE, Ltd.	105,800	1,019,206
Kumba Iron Ore, Ltd.	66,960	289,063
Lewis Group, Ltd.	62,700	270,456
Liberty Holdings, Ltd.	107,168	1,047,870
Life Healthcare Group Holdings, Ltd.	1,510,419	4,209,978
Massmart Holdings, Ltd.	149,614	1,239,368
Mediclinic International, Ltd.	574,283	5,040,717
MMI Holdings, Ltd.	692,950	1,257,458
Mondi, Ltd.	91,130	2,117,439
Mr. Price Group, Ltd.	91,080	1,398,548
MTN Group, Ltd.	1,885,095	21,461,072
Murray & Roberts Holdings, Ltd.	915,850	693,032
Nampak, Ltd.	465,438	753,380
Naspers, Ltd., Class N	156,223	22,807,681
Nedbank Group, Ltd.	121,638	2,021,990
Netcare, Ltd.	1,305,994	3,713,851
Northam Platinum, Ltd.(1)	207,738	454,275
Pick’n Pay Stores, Ltd.	371,278	1,795,178
PPC, Ltd.	468,427	563,125
Redefine Properties, Ltd.	2,311,150	1,928,342
Remgro, Ltd.	167,010	3,341,365
Reunert, Ltd.	407,260	1,980,252
RMB Holdings, Ltd.	441,055	2,147,673
RMI Holdings	479,034	1,483,673
Sanlam, Ltd.	427,873	1,933,013
Sappi, Ltd.(1)	415,236	1,638,482
Sasol, Ltd.	469,150	15,032,348
Shoprite Holdings, Ltd.	837,380	8,701,761
Sibanye Gold, Ltd.	800,277	1,336,643
Spar Group, Ltd.	206,544	2,964,812
Standard Bank Group, Ltd.	298,646	3,102,969
Steinhoff International Holdings, Ltd.	787,883	4,816,673
Sun International, Ltd.	30,482	210,958
Telkom SA SOC, Ltd.	309,050	1,622,880
Tiger Brands, Ltd.	202,394	4,627,508
Tongaat-Hulett	99,910	852,886
Truworths International, Ltd.	300,800	2,035,160
Vodacom Group (Pty), Ltd.	613,500	6,626,491
Wilson Bayly Holmes-Ovcon, Ltd.	106,200	992,153
Woolworths Holdings, Ltd.	287,328	2,125,824

		$199,988,762

South Korea — 6.5%
AMOREPACIFIC Corp.	22,880	$7,552,559
AMOREPACIFIC Group, Inc.	6,000	843,909
Asiana Airlines, Inc.(1)	92,200	391,917
BNK Financial Group, Inc.	130,435	1,597,020
Celltrion, Inc.(1)	70,611	4,748,032
Cheil Worldwide, Inc.(1)	51,100	892,986
CJ CheilJedang Corp.	7,496	2,295,697
CJ Corp.	6,100	1,280,778

Security	Shares	Value
CJ Korea Express Co., Ltd.(1)	4,349	$742,332
CJ O Shopping Co., Ltd.	3,130	482,882
Coway Co., Ltd.	22,950	1,709,851
Daelim Industrial Co., Ltd.	8,650	564,722
Daesang Corp.	8,000	217,355
Daewoo Engineering & Construction Co., Ltd.(1)	65,741	373,559
Daewoo Industrial Development Co., Ltd.(1)	3,657	4,234
Daewoo International Corp.	21,675	377,450
Daewoo Securities Co., Ltd.	125,693	1,212,776
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	45,532	275,219
Daewoong Pharmaceutical Co., Ltd.	5,630	374,602
DGB Financial Group Co., Ltd.	65,650	608,964
Dong-A Pharmaceutical Co., Ltd.	2,407	342,054
Dong-A ST Co., Ltd.	4,078	443,539
Dongbu Insurance Co., Ltd.	36,640	2,197,257
Dongkuk Steel Mill Co., Ltd.(1)	67,733	404,881
Doosan Corp.	6,101	589,852
Doosan Heavy Industries & Construction Co., Ltd.	23,400	421,123
Doosan Infracore Co., Ltd.(1)	34,600	189,055
E-MART, Inc.	10,328	1,921,283
GS Engineering & Construction Corp.(1)	19,935	405,215
GS Holdings Corp.	55,400	2,433,443
Hana Financial Group, Inc.	104,551	2,542,574
Hanjin Kal Corp.	19,283	366,926
Hanjin Shipping Co., Ltd.(1)	98,091	430,746
Hankook Tire Co., Ltd.	21,623	826,623
Hanmi Pharmaceutical Co., Ltd.(1)	8,096	3,651,334
Hansol Holdings Co., Ltd.(1)	37,566	235,789
Hansol Paper Co., Ltd.(1)	22,933	413,241
Hanwha Chemical Corp.	81,490	1,578,953
Hanwha Corp.	34,490	1,130,976
Hanwha Techwin Co., Ltd.(1)	18,895	614,688
Hite-Jinro Co., Ltd.	20,121	403,474
Hyosung Corp.	21,380	2,183,040
Hyundai Department Store Co., Ltd.	7,615	835,906
Hyundai Development Co.	29,900	1,200,832
Hyundai Engineering & Construction Co., Ltd.	29,816	899,016
Hyundai Glovis Co., Ltd.	13,870	2,383,743
Hyundai Heavy Industries Co., Ltd.(1)	18,270	1,517,385
Hyundai Marine & Fire Insurance Co., Ltd.	38,700	1,152,392
Hyundai Merchant Marine Co., Ltd.(1)	68,800	358,542
Hyundai Mipo Dockyard Co., Ltd.(1)	5,275	330,467
Hyundai Mobis Co., Ltd.	19,100	4,015,396
Hyundai Motor Co.	56,700	7,744,913
Hyundai Securities Co., Ltd.	43,870	264,574
Hyundai Steel Co.	59,452	2,706,843
Hyundai Wia Corp.	5,400	630,525
Industrial Bank of Korea	96,580	1,182,216
Kakao Corp.	5,600	556,678
Kangwon Land, Inc.	50,840	1,884,564
KB Financial Group, Inc.	106,417	3,371,435
KB Insurance Co., Ltd.	28,900	671,658
KCC Corp.	2,345	836,635
Kia Motors Corp.	86,120	4,203,697
Korea Electric Power Corp.	221,620	9,978,343
Korea Gas Corp.	39,170	1,458,455

Security	Shares	Value
Korea Investment Holdings Co., Ltd.	21,590	$1,149,488
Korea Zinc Co., Ltd.	8,940	3,715,188
Korean Air Lines Co., Ltd.(1)	28,110	759,364
Korean Reinsurance Co.	78,574	936,771
KT Corp.(1)	69,653	1,804,407
KT Corp. ADR(1)	16,800	220,416
KT&G Corp.	51,115	5,107,253
Kumho Petrochemical Co., Ltd.	12,900	654,127
LG Chem, Ltd.	27,318	7,262,248
LG Corp.	50,210	2,905,241
LG Display Co., Ltd.	71,100	1,350,694
LG Electronics, Inc.	39,320	1,688,089
LG Hausys, Ltd.	2,858	424,475
LG Household & Health Care, Ltd.	7,450	6,164,674
LG International Corp.	20,600	629,133
LG Life Sciences, Ltd.(1)	11,000	591,456
LG Uplus Corp.	207,920	1,992,749
Lotte Chemical Corp.	11,770	2,471,095
Lotte Shopping Co., Ltd.	5,065	1,026,170
LS Corp.	7,030	237,409
LS Industrial Systems Co., Ltd.	9,200	399,927
Medy-Tox, Inc.	3,894	1,653,684
Mirae Asset Securities Co., Ltd.	16,464	367,320
Naver Corp.	8,556	4,492,541
NCsoft Corp.	5,150	853,986
NH Investment & Securities Co., Ltd.	78,408	688,909
NHN Entertainment Corp.(1)	4,718	229,199
Nong Shim Co., Ltd.	3,700	1,195,718
OCI Co., Ltd.	15,570	1,116,520
ORION Corp.	2,200	1,849,646
POSCO	38,527	6,195,560
S-Oil Corp.	36,885	2,205,980
S1 Corp.	9,450	820,496
Samsung C&T Corp.(1)	17,126	2,311,256
Samsung Card Co., Ltd.	20,460	691,379
Samsung Electro-Mechanics Co., Ltd.	17,390	989,699
Samsung Electronics Co., Ltd.	18,053	21,653,231
Samsung Engineering Co., Ltd.(1)	12,600	199,962
Samsung Fine Chemicals Co., Ltd.	18,150	596,442
Samsung Fire & Marine Insurance Co., Ltd.	9,974	2,797,240
Samsung Heavy Industries Co., Ltd.	67,350	781,385
Samsung Life Insurance Co., Ltd.	26,010	2,483,388
Samsung SDI Co., Ltd.	28,662	2,667,945
Samsung Securities Co., Ltd.	34,040	1,431,989
Shinhan Financial Group Co., Ltd.	130,445	4,978,465
Shinsegae Co., Ltd.	5,075	1,032,629
SK Chemicals Co., Ltd.	15,660	924,855
SK Holdings Co., Ltd.	14,184	3,315,518
SK Hynix, Inc.	118,063	3,159,628
SK Innovation Co., Ltd.(1)	61,379	6,364,294
SK Networks Co., Ltd.	64,010	397,063
SK Telecom Co., Ltd.	35,900	7,602,266
ViroMed Co., Ltd.(1)	9,440	1,308,563
Woori Bank	181,786	1,576,913
Yuanta Securities Korea Co., Ltd.(1)	78,565	273,154
Yuhan Corp.	6,229	1,542,773

Security	Shares	Value
Zyle Daewoo Motor Sales Corp.(1)	5,113	$6,189

		$230,703,284

Sri Lanka — 0.8%
Access Engineering PLC	4,510,376	$733,720
Aitken Spence PLC	1,072,547	702,620
Ceylon Tobacco Co. PLC	133,931	916,420
Chevron Lubricants Lanka PLC	1,008,603	2,675,548
Commercial Bank of Ceylon PLC	4,082,981	4,510,260
DFCC Bank PLC	293,137	367,172
Dialog Axiata PLC	18,848,970	1,475,815
Distilleries Co. of Sri Lanka PLC	1,684,527	3,274,901
Hatton National Bank PLC (Non-Voting)	1,911,012	2,955,734
John Keells Holdings PLC	4,921,779	6,111,671
Lanka IOC PLC	1,982,523	584,651
National Development Bank PLC	769,896	1,218,832
Nations Trust Bank PLC	551,487	371,857
Sampath Bank PLC	815,537	1,484,087

		$27,383,288

Taiwan — 5.8%
AcBel Polytech, Inc.	429,000	$303,117
Acer, Inc.(1)	1,042,519	442,010
Advanced Semiconductor Engineering, Inc.	1,607,135	1,855,365
AirTAC International Group	66,150	343,044
Ambassador Hotel	298,000	256,698
AmTRAN Technology Co., Ltd.	650,067	328,960
Asia Cement Corp.	1,892,356	1,965,428
Asia Optical Co., Inc.(1)	198,907	189,493
Asustek Computer, Inc.	210,325	1,882,281
AU Optronics Corp.	3,273,837	963,020
Capital Securities Corp.	711,928	211,395
Catcher Technology Co., Ltd.	226,647	2,224,318
Cathay Financial Holding Co., Ltd.	2,444,533	3,481,981
Center Laboratories, Inc.(1)	434,500	952,487
Chailease Holding Co., Ltd.	425,224	811,787
Chang Hwa Commercial Bank, Ltd.	2,273,217	1,179,929
Cheng Shin Rubber Industry Co., Ltd.	1,710,672	3,097,350
Chicony Electronics Co., Ltd.	337,598	803,510
China Airlines, Ltd.(1)	2,591,887	927,854
China Development Financial Holding Corp.	5,396,050	1,449,846
China Life Insurance Co., Ltd.	1,282,217	1,057,978
China Motor Corp.	881,315	622,984
China Petrochemical Development Corp.(1)	3,333,659	848,127
China Steel Corp.	7,563,734	4,571,891
Chipbond Technology Corp.	359,000	510,911
Chong Hong Construction Co., Ltd.	184,999	262,023
Chunghwa Telecom Co., Ltd.	2,915,746	8,933,437
Clevo Co.	394,155	424,788
Compal Electronics, Inc.	1,854,345	1,153,273
Coretronic Corp.	487,128	448,769
CTBC Financial Holding Co., Ltd.	4,598,403	2,519,263
Delta Electronics, Inc.	534,105	2,715,702
Dynapack International Technology Corp.	183,374	299,987
E Ink Holdings, Inc.(1)	1,234,000	602,708
E.Sun Financial Holding Co., Ltd.	2,256,726	1,356,359
Eclat Textile Co., Ltd.	136,240	2,003,809

Security	Shares	Value
Elan Microelectronics Corp.	345,300	$381,183
Epistar Corp.	526,472	474,161
EVA Airways Corp.(1)	1,654,523	971,052
Evergreen International Storage & Transport Corp.	868,000	359,890
Evergreen Marine Corp.	2,373,754	1,056,644
Everlight Electronics Co., Ltd.	406,291	616,358
Far Eastern Department Stores, Ltd.	1,427,995	864,013
Far Eastern New Century Corp.	2,564,695	2,330,986
Far EasTone Telecommunications Co., Ltd.	1,673,074	3,630,014
Faraday Technology Corp.	244,128	397,262
Feng Hsin Steel Co., Ltd.	183,260	211,388
FIH Mobile, Ltd.	1,391,000	665,213
First Financial Holding Co., Ltd.	3,127,244	1,514,532
Formosa Chemicals & Fibre Corp.	2,084,399	4,765,245
Formosa International Hotels Corp.	157,830	1,089,121
Formosa Petrochemical Corp.	1,005,320	2,443,341
Formosa Plastics Corp.	2,430,896	5,641,223
Formosa Taffeta Co., Ltd.	842,000	832,861
Formosan Rubber Group, Inc.	433,000	245,094
Foxconn Technology Co., Ltd.	285,235	747,113
Fubon Financial Holding Co., Ltd.	2,016,596	3,259,467
Giant Manufacturing Co., Ltd.	324,208	2,442,792
Gintech Energy Corp.(1)	788,201	579,059
Goldsun Building Materials Co., Ltd.	1,672,928	488,434
Great Wall Enterprise Co., Ltd.	930,888	563,669
Highwealth Construction Corp.	441,669	650,745
Hiwin Technologies Corp.	230,720	1,283,395
Hon Hai Precision Industry Co., Ltd.	3,550,122	9,436,432
Hota Industrial Manufacturing Co., Ltd.	120,658	400,009
Hotai Motor Co., Ltd.	269,000	3,138,331
HTC Corp.	392,798	945,993
Hu Lane Associate, Inc.	181,000	835,380
Hua Nan Financial Holdings Co., Ltd.	2,481,465	1,192,496
Innolux Corp.	2,846,762	955,021
Inventec Corp.	960,966	550,761
Kenda Rubber Industrial Co., Ltd.	233,692	376,921
Kinpo Electronics, Inc.(1)	2,159,000	700,926
Kinsus Interconnect Technology Corp.	182,000	373,021
Largan Precision Co., Ltd.	27,795	2,159,912
Lite-On Technology Corp.	1,029,302	1,066,986
MediaTek, Inc.	372,462	2,904,587
Medigen Biotechnology Corp.(1)	69,000	199,221
Mega Financial Holding Co., Ltd.	3,248,035	2,366,689
Merida Industry Co., Ltd.	307,657	1,798,148
Motech Industries, Inc.(1)	155,451	202,887
Nan Kang Rubber Tire Co., Ltd.(1)	1,153,253	1,017,147
Nan Ya Plastics Corp.	2,771,214	5,499,014
Neo Solar Power Corp.	685,542	465,135
Novatek Microelectronics Corp., Ltd.	275,942	939,247
Pegatron Corp.	564,028	1,378,294
Phison Electronics Corp.	112,363	810,805
Pou Chen Corp.	1,957,819	2,761,360
Powertech Technology, Inc.	224,865	496,043
President Chain Store Corp.	619,664	4,113,740
Quanta Computer, Inc.	721,508	1,228,681
Radiant Opto-Electronics Corp.	141,264	437,162

Security	Shares	Value
Radium Life Tech Co., Ltd.	633,422	$244,093
Realtek Semiconductor Corp.	164,002	342,492
RichTek Technology Corp.	101,478	591,185
Ruentex Development Co., Ltd.	437,306	531,173
Ruentex Industries, Ltd.	1,018,060	1,875,879
Sanyang Motor Co., Ltd.(1)	1,819,866	1,212,523
ScinoPharm Taiwan, Ltd.	236,080	308,847
Shin Kong Financial Holding Co., Ltd.	3,899,606	933,119
Shin Kong Synthetic Fibers Corp.	1,321,483	360,945
Siliconware Precision Industries Co., Ltd.	1,104,243	1,458,969
Simplo Technology Co., Ltd.	205,889	729,270
Sino-American Silicon Products, Inc.	576,233	715,409
SinoPac Financial Holdings Co., Ltd.	3,506,278	1,157,188
Solar Applied Materials Technology Corp.	336,245	215,087
St. Shine Optical Co., Ltd.	22,000	331,989
Synnex Technology International Corp.	730,818	770,205
TaiMed Biologics, Inc.(1)	148,103	674,586
Tainan Spinning Co., Ltd.	941,822	447,089
Taishin Financial Holding Co., Ltd.	3,387,203	1,326,478
Taiwan Business Bank(1)	2,161,719	555,075
Taiwan Cement Corp.	2,185,850	2,430,894
Taiwan Cooperative Financial Holding Co., Ltd.	2,294,065	1,026,300
Taiwan Fertilizer Co., Ltd.	816,000	1,040,955
Taiwan Glass Industry Corp.(1)	542,564	214,535
Taiwan Mobile Co., Ltd.	1,598,784	5,033,076
Taiwan Semiconductor Manufacturing Co., Ltd.	4,527,465	19,077,224
Taiwan Tea Corp.	395,711	173,372
Tatung Co., Ltd.(1)	2,377,785	433,162
Teco Electric & Machinery Co., Ltd.	2,247,000	1,958,421
Tong Yang Industry Co., Ltd.	758,608	829,164
TPK Holding Co., Ltd.	155,148	384,803
Tripod Technology Corp.	396,535	610,341
TSRC Corp.	693,063	474,443
TTY Biopharm Co., Ltd.	534,330	1,513,792
Tung Ho Steel Enterprise Corp.	991,060	538,046
U-Ming Marine Transport Corp.	186,000	220,171
Uni-President Enterprises Corp.	4,204,831	7,109,357
Unimicron Technology Corp.	948,000	415,009
United Microelectronics Corp.	3,427,090	1,249,915
Walsin Lihwa Corp.(1)	2,539,000	611,659
Wan Hai Lines, Ltd.	518,962	342,840
Waterland Financial Holdings	1,118,368	275,712
Wei Chuan Food Corp.(1)	623,000	371,487
Wintek Corp.(3)	1,892,877	0
Wistron Corp.	1,536,186	772,715
WPG Holdings Co., Ltd.	604,489	630,767
Xxentria Technology Materials Corp.	234,700	685,193
Yageo Corp.	166,897	262,873
Yang Ming Marine Transport(1)	2,468,755	748,718
YFY, Inc.	899,120	309,505
Yieh Phui Enterprise	1,772,943	422,266
Yuanta Financial Holding Co., Ltd.	3,809,629	1,496,873
Yulon Motor Co., Ltd.	1,342,809	1,421,432

		$207,123,107

Security	Shares	Value
Thailand — 2.9%
Advanced Info Service PCL(6)	999,300	$6,539,184
Airports of Thailand PCL(6)	541,500	4,525,467
AP Thailand PCL(6)	5,199,700	875,221
Bangkok Bank PCL(6)	276,400	1,298,763
Bangkok Dusit Medical Services PCL(6)	5,594,000	2,982,125
Bangkok Land PCL(6)	13,071,100	576,209
Banpu PCL(6)	1,468,000	894,888
BEC World PCL(6)	1,752,100	1,549,734
Berli Jucker PCL(6)	1,563,300	1,644,745
Big C Supercenter PCL(6)	268,600	1,508,682
BTS Group Holdings PCL	6,774,200	1,837,101
Bumrungrad Hospital PCL(6)	899,500	5,455,575
Central Pattana PCL(6)	537,000	693,858
CH. Karnchang PCL(6)	1,970,620	1,566,097
Charoen Pokphand Foods PCL(6)	4,351,000	2,527,611
CP ALL PCL(6)	2,790,200	3,924,052
Delta Electronics (Thailand) PCL(6)	1,345,400	3,196,251
Electricity Generating PCL(6)	413,800	1,806,512
Glow Energy PCL(6)	877,300	2,108,597
Hana Microelectronics PCL(6)	1,730,900	1,677,941
Home Product Center PCL(6)	3,521,555	691,723
Indorama Ventures PCL(6)	2,106,900	1,366,094
IRPC PCL(6)	12,191,400	1,395,523
Italian-Thai Development PCL(1)(6)	4,208,006	972,477
Jasmine International PCL(6)	1,976,800	313,783
Kasikornbank PCL(6)	408,800	1,977,064
Khon Kaen Sugar Industry PCL(6)	4,396,800	507,185
Kiatnakin Bank PCL(6)	785,100	739,328
Krung Thai Bank PCL(6)	1,231,400	590,876
L.P.N. Development PCL(6)	1,255,000	630,457
Land & Houses PCL(6)	2,593,500	622,512
Minor International PCL(6)	2,813,577	2,410,060
Pruksa Real Estate PCL(6)	518,200	407,697
PTT Exploration & Production PCL(6)	1,579,798	3,249,547
PTT Global Chemical PCL(6)	1,844,950	2,889,802
PTT PCL(6)	713,560	5,509,932
Quality House PCL(6)	13,198,646	948,720
Ratchaburi Electricity Generating Holding PCL(6)	676,000	1,005,980
Samart Corp. PCL(6)	2,188,100	1,251,149
Siam Cement PCL(6)	357,600	4,565,037
Siam City Cement PCL(6)	97,390	924,496
Siam Commercial Bank PCL(6)	535,300	2,005,042
Sino Thai Engineering & Construction PCL(6)	2,449,157	1,735,167
Thai Airways International PCL(1)(6)	2,173,900	616,505
Thai Beverage PCL	7,403,000	3,559,866
Thai Oil PCL(6)	1,094,800	1,667,156
Thai Union Group PCL	2,846,508	1,413,905
Thanachart Capital PCL(6)	1,128,900	1,063,316
Thoresen Thai Agencies PCL(6)	2,584,565	747,449
TMB Bank PCL(6)	16,643,600	1,241,983
Total Access Communication PCL(6)	1,130,500	2,158,102
TPI Polene PCL(6)	18,986,000	1,341,596
True Corp. PCL(1)(6)	14,572,601	4,126,205
TTCL PCL	224,200	141,564

Security	Shares	Value
TTW PCL(6)	3,598,200	$1,091,219

		$103,067,130

Turkey — 3.1%
Akbank TAS	1,842,533	$4,721,927
Akcansa Cimento AS	126,800	594,024
Akenerji Elektrik Uretim AS(1)	598,472	190,677
Aksa Akrilik Kimya Sanayii AS	322,613	1,183,277
Aksa Enerji Uretim AS(1)	600,923	539,106
Albaraka Turk Katilim Bankasi AS	522,467	248,920
Anadolu Efes Biracilik ve Malt Sanayii AS	301,358	2,375,347
Arcelik AS	929,571	5,065,757
Aygaz AS	279,132	1,047,854
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(1)	592,900	438,447
BIM Birlesik Magazalar AS	351,185	7,131,280
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	69,682	199,817
Cimsa Cimento Sanayi ve Ticaret AS	141,400	770,103
Coca-Cola Icecek AS	159,495	2,019,123
Dogan Sirketler Grubu Holding AS(1)	1,732,915	367,968
Dogus Otomotiv Servis ve Ticaret AS	111,778	405,062
Eczacibasi Ilac Sanayi ve Ticaret AS	255,200	212,342
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,976,700	1,914,882
Enka Insaat ve Sanayi AS	1,307,393	2,314,306
Eregli Demir ve Celik Fabrikalari TAS	4,877,751	6,912,856
Ford Otomotiv Sanayi AS	249,281	2,928,533
Gubre Fabrikalari TAS	239,300	540,202
Haci Omer Sabanci Holding AS	1,437,018	4,555,997
Is Gayrimenkul Yatirim Ortakligi AS	655,591	336,736
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,655,090	1,191,068
KOC Holding AS	921,460	4,161,659
Koza Altin Isletmeleri AS	152,600	856,625
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	780,100	411,882
Migros Ticaret AS(1)	75,000	441,787
Net Holding AS(1)	325,363	368,401
Pegasus Hava Tasimaciligi AS(1)	86,600	554,582
Petkim Petrokimya Holding AS(1)	1,455,661	2,144,878
Sekerbank TAS(1)	765,199	405,980
TAV Havalimanlari Holding AS	201,088	1,577,487
Tekfen Holding AS	209,373	298,962
Tofas Turk Otomobil Fabrikasi AS	425,013	2,803,857
Trakya Cam Sanayii AS	261,657	172,742
Tupras-Turkiye Petrol Rafinerileri AS(1)	404,350	10,669,963
Turcas Petrol AS	474,910	261,910
Turk Hava Yollari Anonim Ortakligi AS(1)	774,945	2,284,972
Turk Sise ve Cam Fabrikalari AS	929,159	1,063,406
Turk Telekomunikasyon AS	1,517,027	3,272,249
Turkcell Iletisim Hizmetleri AS	2,540,680	10,096,522
Turkiye Garanti Bankasi AS	2,409,882	6,240,223
Turkiye Halk Bankasi AS	624,600	2,339,872
Turkiye Is Bankasi	1,572,912	2,680,788
Turkiye Sinai Kalkinma Bankasi AS	641,660	338,474
Turkiye Vakiflar Bankasi TAO	1,413,300	2,011,795
Ulker Biskuvi Sanayi AS	269,059	1,815,097
Vestel Elektronik Sanayi ve Ticaret AS(1)	368,100	622,533
Yapi ve Kredi Bankasi AS	953,085	1,157,733
Yazicilar Holding AS	193,900	1,080,057

Security	Shares	Value
Zorlu Enerji Elektrik Uretim AS(1)	692,954	$362,813

		$108,702,860

Ukraine — 0.3%
Astarta Holding NV(1)	171,531	$1,590,388
Avangardco Investments Public, Ltd. GDR(4)	138,412	160,995
Ferrexpo PLC	2,037,849	1,071,340
Kernel Holding SA	352,713	4,759,549
MHP SA GDR(4)	268,646	2,444,857

		$10,027,129

United Arab Emirates — 1.4%
Abu Dhabi Commercial Bank PJSC	2,281,264	$4,631,112
Abu Dhabi National Hotels	465,151	356,156
Agthia Group PJSC	1,013,903	2,108,614
Air Arabia PJSC	7,103,683	2,607,860
Ajman Bank PJSC(1)	744,975	367,896
Al Waha Capital PJSC	2,092,394	1,236,865
Aldar Properties PJSC	4,132,498	2,567,126
Arabtec Holding PJSC(1)	6,821,504	3,014,843
Dana Gas PJSC(1)	5,241,906	668,966
DP World, Ltd.	447,522	9,043,877
Dubai Financial Market PJSC	1,928,561	749,984
Dubai Investments PJSC	1,767,836	1,085,754
Dubai Islamic Bank PJSC	1,313,689	2,308,085
Emaar Properties PJSC	3,707,666	6,512,256
First Gulf Bank PJSC	1,188,942	3,990,500
Gulf Pharmaceutical Industries	128,551	89,400
National Bank of Abu Dhabi PJSC	1,701,141	4,035,673
National Bank of Ras Al-Khaimah PSC (The)	62,608	115,867
National Central Cooling Co. (Tabreed)	828,054	253,507
Ras Al Khaimah Ceramics	334,915	319,403
Ras Al Khaimah Properties PJSC	2,150,800	339,801
Union National Bank PJSC	1,992,209	3,029,982

		$49,433,527

Vietnam — 0.8%
Bank for Foreign Trade of Vietnam JSC	1,556,456	$3,316,965
Bao Viet Holdings	307,150	835,387
Development Investment Construction Corp.(1)	276,167	148,092
FPT Corp.	250,726	552,852
Gemadept Corp.	180,600	346,452
HAGL JSC(1)	1,155,511	727,760
HCM City Infrastructure Investment JSC	291,080	317,898
Hoa Phat Group JSC	2,137,846	3,009,537
KIDO Group Corp.	633,520	660,992
Kim Long Securities Corp.	824,100	261,368
Kinh Bac City Development Share Holding Corp.(1)	328,860	211,466
Masan Group Corp.(1)	272,520	902,097
PetroVietnam Construction JSC(1)	919,725	127,927
PetroVietnam Drilling and Well Services JSC	739,369	1,214,045
PetroVietnam Fertilizer & Chemical JSC	880,500	1,305,431
PetroVietnam Gas JSC	166,550	348,342
PetroVietnam Technical Services Corp.	1,236,400	1,185,192
Pha Lai Thermal Power JSC	483,390	401,723
Phu Nhuan Jewelry JSC	235,560	336,815
Refrigeration Electrical Engineering Corp.	706,420	846,967

Security		Shares	Value
Saigon Securities, Inc.		198,000	$212,187
Tan Tao Investment & Industry JSC(1)		1,554,838	451,671
Vietnam Construction and Import-Export JSC		621,655	317,112
Vietnam Dairy Products JSC		676,490	3,570,434
Vietnam Joint Stock Commercial Bank for Industry and Trade		1,810,143	1,683,137
Vingroup JSC(1)		1,565,455	3,184,306

			$26,476,155

Total Common Stocks (identified cost $4,043,492,052)			$3,476,200,475

Equity-Linked Securities(5)(7) — 0.8%

Security	Maturity Date	Shares	Value
Saudi Arabia — 0.8%
Abdullah Al Othaim Markets	7/31/17	36,000	$889,092
Al Abdullatif Industrial Investment Co.	4/30/18	64,200	525,522
Al Rajhi Bank	1/22/18	149,493	2,057,771
Al Tayyar	3/5/18	70,167	1,223,098
Alinma Bank	1/22/18	250,600	1,003,954
Almarai Co.	7/31/17	59,399	1,245,250
Arab National Bank	5/12/17	70,000	502,071
Bank Albilad	3/5/18	103,957	617,432
Banque Saudi Fransi	1/22/18	100,840	764,947
Dar Al Arkan Real Estate Development	7/20/18	185,500	317,780
Etihad Etisalat Co.	11/20/17	134,038	998,911
Fawaz Abdulaziz Alhokair Co.	3/20/17	60,000	1,033,875
Jarir Marketing Co.	1/22/18	25,425	1,099,076
Mobile Telecommunications Co.	4/30/18	123,207	294,840
National Industrialization Co.	10/31/16	156,903	509,354
Rabigh Refining and Petrochemicals Co.	7/24/17	92,400	359,085
Riyad Bank	11/20/17	161,200	561,983
Sahara Petrochemical Co.	9/14/18	122,800	400,279
Samba Financial Group	6/29/17	182,240	1,109,103
Saudi Airlines Catering Co.	5/28/18	5,500	175,795
Saudi Arabian Amiantit Co.	4/30/18	106,500	296,033
Saudi Arabian Fertilizer Co.	7/31/17	35,791	805,201
Saudi Arabian Mining Co.	4/30/18	54,900	436,952
Saudi Basic Industries Corp.	1/22/18	107,696	2,365,435
Saudi British Bank	1/22/18	93,450	664,037
Saudi Cable Co.	7/20/18	97,900	210,784
Saudi Cement Co.	7/20/18	25,900	452,332
Saudi Chemical Co.	4/23/18	25,900	411,761
Saudi Electricity Co.	1/22/18	268,400	1,213,020
Saudi Industrial Investment Group	10/9/17	95,000	435,048
Saudi International Petrochemicals Co.	1/22/18	40,200	191,061
Saudi Kayan Petrochemical Co.	1/22/18	247,500	562,592
Saudi Telecom Co.	4/23/18	98,200	1,679,019
Savola Group	2/6/17	115,300	1,617,849
Yanbu National Petrochemical Co.	7/31/17	51,400	577,667

Total Equity-Linked Securities (identified cost $35,400,551)			$27,608,009

Exchange-Traded Funds — 0.3%

Security	Shares	Value
iShares Core MSCI Emerging Markets ETF	228,000	$9,653,520

Total Exchange-Traded Funds (identified cost $9,985,328)		$9,653,520

Rights(1) — 0.0%(2)

Security	Shares	Value
Flour Mills of Nigeria PLC	857,482	$—
SK Chemicals Co., Ltd., Exp. 12/4/15	2,122	17,869

Total Rights (identified cost $0)		$17,869

Warrants(1) — 0.0%(2)

Security	Shares	Value
Samart Corp. PCL, Exp. 2/19/18, Strike THB 45.00	437,620	$20,055
WCT Holdings Bhd, Exp. 8/27/20, Strike MYR 2.08	256,616	8,363

Total Warrants (identified cost $0)		$28,418

Short-Term Investments — 0.2%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 11/2/15	$8,087	$8,087,479

Total Short-Term Investments (identified cost $8,087,479)		$8,087,479

Total Investments — 99.4% (identified cost $4,096,965,410)		$3,521,595,770

Other Assets, Less Liabilities — 0.6%		$22,846,209

Net Assets — 100.0%		$3,544,441,979

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2015, the aggregate value of these securities is $74,586,285 or 2.1% of the Fund’s net assets.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $28,769,804 or 0.8% of the Fund’s net assets.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	11.1%	$392,378,993
Hong Kong Dollar	8.3	293,274,025
South Korean Won	6.5	230,500,737
Indian Rupee	5.9	208,558,662
New Taiwan Dollar	5.8	206,457,894
Brazilian Real	5.7	202,996,049
South African Rand	5.6	199,988,762
Mexican Peso	5.0	175,622,748
Philippine Peso	3.1	110,238,243
New Turkish Lira	3.1	108,702,860
Polish Zloty	3.0	105,600,490
Chilean Peso	2.9	104,715,176
Malaysian Ringgit	2.9	102,982,154
Indonesian Rupiah	2.8	100,616,792
Thai Baht	2.8	99,527,319
Euro	2.2	76,733,350
Russian Ruble	2.0	71,805,326
Kuwaiti Dinar	2.0	71,506,588
Egyptian Pound	1.6	55,873,742
Hungarian Forint	1.5	54,090,109
Qatari Riyal	1.5	51,886,728
United Arab Emirates Dirham	1.4	48,239,246
Colombian Peso	1.3	45,101,522
Czech Koruna	1.2	43,335,326
Other currency, less than 1% each	10.2	360,862,929

Total Investments	99.4%	$3,521,595,770

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	22.0%	$781,116,037
Industrials	10.6	374,875,832
Telecommunication Services	10.5	372,876,045
Consumer Staples	10.4	367,034,645
Materials	9.9	350,991,206
Energy	9.4	331,763,582
Consumer Discretionary	9.2	327,274,326
Information Technology	6.9	245,943,833
Utilities	5.9	208,173,594
Health Care	4.1	143,805,671
Exchange-Traded Funds	0.3	9,653,520
Short-Term Investments	0.2	8,087,479

Total Investments	99.4%	$3,521,595,770

Abbreviations:

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PDR	-	Philippine Deposit Receipt

PFC Shares	-	Preference Shares

Currency Abbreviations:

MYR	-	Malaysian Ringgit

THB	-	Thai Baht

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,120,905,197

Gross unrealized appreciation	$561,402,238
Gross unrealized depreciation	(1,160,711,665)

Net unrealized depreciation	$(599,309,427)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$40,673,913	$1,478,698,779		$6,770,751	$1,526,143,443
Emerging Europe	25,750,885	643,924,733		—	669,675,618
Latin America	670,900,589	—		0	670,900,589
Middle East/Africa	1,408,242	607,807,000		265,583	609,480,825
Total Common Stocks	$738,733,629	$2,730,430,512	**	$7,036,334	$3,476,200,475
Equity-Linked Securities - Saudi Arabia	$—	$27,608,009		$—	$27,608,009
Exchange-Traded Funds	9,653,520	—		—	9,653,520
Rights	17,869	—		—	17,869
Warrants	28,418	—		—	28,418
Short-Term Investments	—	8,087,479		—	8,087,479
Total Investments	$748,433,436	$2,766,126,000		$7,036,334	$3,521,595,770

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2015 is not presented.

At October 31, 2015, the value of investments transferred from Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Parametric International Equity Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 7.6%
1-Page, Ltd.(1)	11,093	$37,317
Aconex, Ltd.(1)	20,673	66,898
Adelaide Brighton, Ltd.	13,200	39,208
AGL Energy, Ltd.	35,233	417,816
Alumina, Ltd.	55,500	42,580
Amalgamated Holdings, Ltd.	3,962	39,455
Amcor, Ltd.	10,892	105,204
Ansell, Ltd.	2,656	37,795
APA Group	57,457	374,343
ARB Corp., Ltd.	2,740	28,720
Ardent Leisure Group	12,741	25,178
Aristocrat Leisure, Ltd.	13,434	88,677
Asciano, Ltd.	19,164	111,602
Automotive Holdings Group, Ltd.	8,319	25,052
Beach Energy, Ltd.	98,106	44,565
Boral, Ltd.	16,596	63,483
Brambles, Ltd.	25,682	189,122
Breville Group, Ltd.	10,437	48,647
Caltex Australia, Ltd.	7,309	163,621
Commonwealth Bank of Australia	4,269	231,798
Computershare, Ltd.	18,612	142,651
CSG, Ltd.	39,369	45,084
CSL, Ltd.	8,437	560,810
CSR, Ltd.	13,956	27,321
Dexus Property Group	10,799	59,280
Domino’s Pizza Enterprises, Ltd.	1,673	55,329
DuluxGroup, Ltd.	10,000	41,808
Echo Entertainment Group, Ltd.	16,693	60,332
Fairfax Media, Ltd.	111,825	74,790
Federation Centres	34,152	70,550
Fortescue Metals Group, Ltd.	33,300	49,205
Goodman Group	4,772	20,474
GPT Group (The)	15,885	53,800
GUD Holdings, Ltd.	3,393	19,350
GWA Group, Ltd.	11,240	19,766
Healthscope, Ltd.	21,535	41,228
Iluka Resources, Ltd.	9,500	43,080
Incitec Pivot, Ltd.	24,973	69,738
Insurance Australia Group, Ltd.	10,182	40,472
IRESS, Ltd.	9,077	60,453
iSentia Group, Ltd.	12,985	38,150
James Hardie Industries PLC CDI	4,080	52,816
JB Hi-Fi, Ltd.	2,369	30,142
Macquarie Atlas Roads Group	13,855	40,026
Mantra Group, Ltd.	15,349	44,903
McMillan Shakespeare, Ltd.	2,231	19,873
Mirvac Group	42,165	53,897
National Australia Bank, Ltd.	6,809	145,404
Navitas, Ltd.	7,563	22,479
New Hope Corp., Ltd.	11,960	16,321
Newcrest Mining, Ltd.(1)	6,314	55,003
Nine Entertainment Co. Holdings, Ltd.	20,195	22,154
Orica, Ltd.	5,800	67,851
Origin Energy, Ltd.	45,540	176,959
Orora, Ltd.	36,661	60,617

1

Security	Shares	Value
Premier Investments, Ltd.	3,446	$33,452
Primary Health Care, Ltd.	7,957	20,905
Prime Media Group, Ltd.	32,363	11,726
Ramsay Health Care, Ltd.	3,014	132,488
Recall Holdings, Ltd.	7,050	38,221
Rio Tinto, Ltd.	3,174	113,496
Scentre Group	14,175	41,577
Select Harvests, Ltd.	5,679	40,917
Sonic Healthcare, Ltd.	9,334	127,657
Southern Cross Media Group, Ltd.	25,786	17,901
Spotless Group Holdings, Ltd.	21,982	33,568
Stockland	7,062	20,268
STW Communications Group, Ltd.	74,259	39,254
Suncorp Group, Ltd.	8,470	78,682
Super Retail Group, Ltd.	3,746	25,584
Sydney Airport	30,374	138,812
Tabcorp Holdings, Ltd.	22,318	74,588
Tatts Group, Ltd.	26,125	73,352
Telstra Corp., Ltd.	193,394	741,017
Tox Free Solutions, Ltd.	9,194	18,826
Transpacific Industries Group, Ltd.	55,685	26,773
Transurban Group	33,410	247,569
Treasury Wine Estates, Ltd.	8,985	44,970
Veda Group, Ltd.	21,772	40,438
Village Roadshow, Ltd.	4,552	24,252
Washington H. Soul Pattinson & Co., Ltd.	5,073	58,163
Wesfarmers, Ltd.	15,243	426,260
Westfield Corp.	5,863	42,537
Westpac Banking Corp.	9,340	208,039
Whitehaven Coal, Ltd.(1)	54,939	39,455
Woodside Petroleum, Ltd.	16,223	340,244
Woolworths, Ltd.	17,765	304,336

		$8,208,524

Austria — 0.9%
ams AG	4,147	$132,705
CA Immobilien Anlagen AG	1,562	30,623
Conwert Immobilien Invest SE(1)	2,111	30,265
DO & Co. AG	559	52,454
EVN AG	2,151	23,736
Flughafen Wien AG	562	52,902
Immofinanz AG(1)	26,800	68,604
Oesterreichische Post AG	1,018	37,012
OMV AG	5,459	145,361
Porr AG	788	21,439
RHI AG	858	19,360
Schoeller-Bleckmann Oilfield Equipment AG	688	41,356
Telekom Austria AG	7,553	45,517
UNIQA Insurance Group AG	2,146	19,928
Verbund AG	6,179	87,442
Vienna Insurance Group	607	19,425
Voestalpine AG	3,799	137,357
Wienerberger AG	1,398	25,775

		$991,261

Belgium — 2.0%
Ackermans & van Haaren NV	418	$63,609
Ageas	1,632	71,968
Agfa-Gevaert NV(1)	9,696	41,331
Anheuser-Busch InBev SA/NV	2,893	345,206
Barco NV	628	41,230
Befimmo SCA Sicafi	400	26,765
Bekaert SA	2,177	64,571
bpost SA	4,751	118,906

2

Security	Shares	Value
Cofinimmo	337	$37,555
Colruyt SA	793	39,224
D’Ieteren SA NV	858	29,017
Econocom Group SA/NV	2,876	25,660
Elia System Operator SA NV	1,508	72,944
Euronav SA	5,783	85,498
EVS Broadcast Equipment SA	507	14,768
Galapagos NV(1)	1,186	57,384
Groupe Bruxelles Lambert SA	777	63,069
Nyrstar NV(1)	20,270	30,970
Proximus SADP	6,399	221,436
Sofina SA	347	38,993
Telenet Group Holding NV(1)	3,343	194,440
Tessenderlo Chemie NV(1)	1,992	64,246
UCB SA	2,847	246,089
Umicore SA	3,110	132,045

		$2,126,924

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$55,922
A.P. Moller-Maersk A/S, Class B	54	79,694
Bakkafrost P/F	1,915	61,510
Carlsberg A/S, Class B	2,872	235,300
Chr. Hansen Holding A/S	2,107	126,595
Danske Bank A/S	6,254	172,070
DSV A/S	2,805	113,825
GN Store Nord A/S	898	16,379
ISS A/S	890	31,307
Jyske Bank A/S(1)	459	22,390
Matas AS	1,465	26,590
Novo Nordisk A/S, Class B	5,714	303,433
Novozymes A/S, Class B	5,006	232,064
Pandora A/S	2,313	266,914
Royal Unibrew A/S	945	37,420
SimCorp A/S	1,201	58,926
TDC A/S	26,972	141,007
Topdanmark A/S(1)	1,346	35,817
Tryg A/S	3,425	61,551
William Demant Holding A/S(1)	198	17,202

		$2,095,916

Finland — 1.9%
Amer Sports Oyj	5,336	$149,758
Elisa Oyj	6,248	235,401
Fiskars Oyj Abp	2,200	45,549
Fortum Oyj	12,481	187,164
Huhtamaki Oyj	1,924	67,877
Kesko Oyj, Class B	5,825	185,959
Kone Oyj, Class B	3,256	138,870
Metsa Board Oyj	9,458	60,174
Neste Oyj	7,267	177,188
Nokia Oyj	29,895	222,385
Oriola-KD Oyj, Series B(1)	6,575	32,129
Orion Oyj, Class B	4,461	159,336
Sampo Oyj, Class A	3,861	188,716
Sanoma Oyj	6,906	30,276
Sponda Oyj	5,906	25,088
Stora Enso Oyj	10,080	93,504
Tieto Oyj	900	23,079
Uponor Oyj	3,709	49,381
Valmet Oyj	2,592	27,280

		$2,099,114

3

Security	Shares	Value
France — 7.8%
Accor SA	1,838	$91,274
ADP	489	61,430
Air Liquide SA	6,062	784,222
Airbus Group SE	2,312	160,997
Alstom SA(1)	1,526	49,672
Alten SA	1,223	63,398
Altran Technologies SA	7,912	98,634
Atos SE	1,969	156,745
bioMerieux	279	32,412
BNP Paribas SA	4,318	261,659
Bouygues SA	1,412	53,369
Christian Dior SE	490	96,306
CNP Assurances	2,298	32,779
Danone SA	5,482	380,999
Dassault Systemes SA	2,724	214,891
Edenred	900	16,525
Engie SA	33,939	593,959
Euler Hermes Group	307	28,813
Eurazeo SA	700	49,289
Eutelsat Communications SA	525	17,304
Fonciere des Regions	470	44,239
Gecina SA	349	44,513
Groupe Eurotunnel SE	4,517	63,230
Hermes International	100	38,465
ICADE	448	33,106
Iliad SA	3,610	758,156
Ingenico Group SA	1,085	127,869
Ipsen SA	503	31,723
Kering SA	354	65,470
Klepierre	1,536	72,745
Korian SA	1,362	51,486
L’Oreal SA	2,121	386,668
Lagardere SCA	1,608	46,785
LVMH Moet Hennessy Louis Vuitton SE	1,313	244,440
Neopost SA	3,120	77,515
Orange SA	6,541	115,329
Orpea	747	59,927
Remy Cointreau SA	963	66,896
Rexel SA	1,252	17,087
Rubis SCA	2,785	223,215
Safran SA	1,656	125,780
Sanofi	6,245	629,969
Sartorius Stedim Biotech	162	57,205
SCOR SE	1,975	73,436
Sodexo SA	863	76,714
Sopra Steria Group	819	93,165
Technip SA	720	37,519
Teleperformance	618	48,501
Thales SA	1,044	75,472
Total SA	17,486	845,602
Unibail-Rodamco SE	496	138,052
Vicat	1,244	79,700
Vinci SA	2,031	136,740
Vivendi SA	6,567	157,981
Wendel SA	480	57,541
Zodiac Aerospace	1,509	38,067

		$8,484,985

Germany — 8.1%
Adidas AG	1,352	$121,164
Allianz SE	1,999	349,960
alstria office REIT AG	2,172	30,305

4

Security	Shares	Value
BASF SE	5,928	$485,645
Bayer AG	4,777	636,943
Bayerische Motoren Werke AG, PFC Shares	687	55,556
Brenntag AG	1,284	77,532
Celesio AG	843	23,445
Daimler AG	3,847	333,588
Deutsche EuroShop AG	619	29,845
Deutsche Telekom AG	46,125	863,994
Deutsche Wohnen AG, Bearer Shares	1,891	53,306
E.ON SE	54,364	573,494
Fraport AG	1,039	65,875
Freenet AG	1,731	58,393
Fresenius Medical Care AG & Co. KGaA	1,217	109,539
Fresenius SE & Co. KGaA	1,869	137,339
Fuchs Petrolub SE, PFC Shares	490	23,500
GEA Group AG	1,564	62,678
Gerresheimer AG	360	28,071
Grand City Properties SA	1,598	31,890
Hannover Rueck SE	760	87,864
HeidelbergCement AG	1,013	75,438
Henkel AG & Co. KGaA	3,663	338,105
Henkel AG & Co. KGaA, PFC Shares	5,122	555,499
Hugo Boss AG	623	64,061
Kabel Deutschland Holding AG	314	39,943
KION Group AG	588	26,496
Krones AG	267	32,113
KWS Saat SE	176	56,905
LANXESS AG	989	53,073
LEG Immobilien AG	453	36,116
Linde AG	1,381	239,542
MAN AG	882	91,906
Merck KGaA	594	57,991
MTU Aero Engines AG	1,070	98,984
Muenchener Rueckversicherungs-Gesellschaft AG	977	194,808
Nemetschek AG	1,372	59,134
Porsche Automobil Holding SE, PFC Shares	1,013	47,352
ProSiebenSat.1 Media SE	2,109	113,961
Rational AG	70	27,779
RWE AG	14,435	200,607
SAP SE	9,783	771,243
Siemens AG	4,885	490,670
Software AG	3,450	100,239
Stada Arzneimittel AG	691	26,287
Symrise AG	1,375	90,498
TAG Immobilien AG	2,395	31,001
Talanx AG	794	25,442
Telefonica Deutschland Holdings AG	18,638	119,985
TUI AG	1,983	36,875
Volkswagen AG	452	62,589
Volkswagen AG, PFC Shares	642	77,063
Vonovia SE	3,427	114,235
Wirecard AG	2,865	147,989

		$8,743,855

Hong Kong — 4.0%
Bank of East Asia, Ltd. (The)	17,600	$65,875
BOC Hong Kong (Holdings), Ltd.	18,000	57,558
Brightoil Petroleum Holdings, Ltd.(1)	103,000	36,658
Cafe de Coral Holdings, Ltd.	6,000	20,295
Cathay Pacific Airways, Ltd.	11,000	21,760
Cheung Kong Infrastructure Holdings, Ltd.	14,000	130,328
China Innovationpay Group, Ltd.(1)	484,000	31,653
China Traditional Chinese Medicine Co., Ltd.(1)	104,000	78,655

5

Security	Shares	Value
Chow Sang Sang Holdings International, Ltd.	12,000	$23,313
CK Hutchison Holdings, Ltd.	23,996	329,823
CLP Holdings, Ltd.	29,500	257,409
Dairy Farm International Holdings, Ltd.	12,600	82,958
Esprit Holdings, Ltd.	72,700	81,021
G-Resources Group, Ltd.	1,836,000	41,027
GCL New Energy Holdings, Ltd.(1)	600,000	43,138
Global Brands Group Holdings, Ltd.(1)	126,000	26,123
Hang Lung Group, Ltd.	5,000	18,193
Hang Lung Properties, Ltd.	10,000	24,494
Hang Seng Bank, Ltd.	4,800	87,813
Hao Tian Development Group, Ltd.(1)	534,000	33,238
Henderson Land Development Co., Ltd.	6,050	38,562
HK Electric Investments & HK Electric Investments, Ltd.(2)	144,000	110,377
HKT Trust and HKT, Ltd.	140,000	167,665
Honbridge Holdings, Ltd.(1)	282,000	49,918
Hong Kong Exchanges and Clearing, Ltd.	4,900	127,850
Hongkong Land Holdings, Ltd.	4,000	29,993
Hopewell Holdings, Ltd.	19,500	70,363
Hysan Development Co., Ltd.	8,000	35,433
IGG, Inc.	53,000	20,908
Jardine Matheson Holdings, Ltd.	2,800	152,254
Jardine Strategic Holdings, Ltd.	2,000	60,201
Kerry Properties, Ltd.	10,500	31,014
Kingston Financial Group, Ltd.(1)	158,000	62,401
Kong Sun Holdings, Ltd.(1)	500,000	50,064
KuangChi Science, Ltd.(1)	135,000	55,168
Landing International Development, Ltd.(1)	900,000	27,116
Li & Fung, Ltd.	104,000	84,443
Lifestyle International Holdings, Ltd.	11,000	15,879
Link REIT	19,000	113,519
Macau Legend Development, Ltd.(1)	273,000	38,920
Man Wah Holdings, Ltd.	15,600	17,821
MGM China Holdings, Ltd.	31,600	46,172
MTR Corp., Ltd.	19,000	86,197
New World Development Co., Ltd.	29,000	30,894
NWS Holdings, Ltd.	17,000	25,594
Pacific Textiles Holdings, Ltd.	15,000	21,374
PAX Global Technology, Ltd.	55,000	71,780
PCCW, Ltd.	279,000	149,510
Power Assets Holdings, Ltd.	25,500	253,961
Shangri-La Asia, Ltd.	50,000	45,630
Sino Land Co., Ltd.	22,000	33,957
Sino Oil and Gas Holdings, Ltd.(1)	1,125,000	27,749
SJM Holdings, Ltd.	56,000	46,562
Stella International Holdings, Ltd.	9,500	23,462
Sun Hung Kai Properties, Ltd.	7,000	93,595
Superb Summit International Group, Ltd.(1)(3)	230,000	0
Swire Pacific, Ltd., Class A	3,000	34,776
Techtronic Industries Co., Ltd.	20,000	72,857
Television Broadcasts, Ltd.	4,600	16,735
Texwinca Holdings, Ltd.	18,000	17,424
Town Health International Medical Group, Ltd.	254,000	52,904
Truly International Holdings, Ltd.(1)	104,000	24,778
VTech Holdings, Ltd.	10,200	123,511
Wharf (Holdings), Ltd. (The)	8,000	47,706
Wheelock & Co., Ltd.	7,000	32,628
Wynn Macau, Ltd.	18,400	25,260
Yue Yuen Industrial Holdings, Ltd.	10,000	36,352

		$4,292,569

6

Security	Shares	Value
Ireland — 2.0%
Bank of Ireland(1)	626,258	$232,857
CRH PLC	10,163	278,170
Dalata Hotel Group PLC(1)	13,628	67,618
DCC PLC	2,167	173,712
FBD Holdings PLC	1,257	9,611
FleetMatics Group PLC(1)	5,094	283,532
Fly Leasing, Ltd. ADR	4,861	64,117
Glanbia PLC	5,942	115,143
Green REIT PLC	16,052	27,733
Hibernia REIT PLC	16,439	24,357
ICON PLC(1)	4,247	271,256
Irish Continental Group PLC	12,582	68,351
Kerry Group PLC, Class A	2,866	232,446
Paddy Power PLC	2,155	249,358
Smurfit Kappa Group PLC	1,123	31,959

		$2,130,220

Israel — 2.0%
Azrieli Group	575	$22,535
Bank Hapoalim B.M.	20,465	106,528
Bezeq Israeli Telecommunication Corp., Ltd.	159,013	340,762
Check Point Software Technologies, Ltd.(1)	2,200	186,868
Delek Automotive Systems, Ltd.	2,964	28,146
Delta-Galil Industries, Ltd.	1,670	52,531
Elbit Systems, Ltd.	2,436	193,069
Gazit-Globe, Ltd.	2,355	25,562
Israel Chemicals, Ltd.	36,509	202,433
Israel Corp., Ltd.	199	51,336
Israel Discount Bank, Ltd., Series A(1)	37,711	68,976
Kenon Holdings, Ltd.(1)	1,393	18,240
Kornit Digital, Ltd.(1)	3,200	38,208
Melisron, Ltd.	900	31,387
Mellanox Technologies, Ltd.(1)	1,000	47,110
Mizrahi Tefahot Bank, Ltd.	3,412	41,468
NICE-Systems, Ltd.	790	48,827
Oil Refineries, Ltd.(1)	243,305	88,917
Osem Investment, Ltd.	3,280	63,492
Paz Oil Co., Ltd.	774	115,304
Sarine Technologies, Ltd.	24,100	26,788
Stratasys, Ltd.(1)	1,100	28,050
Teva Pharmaceutical Industries, Ltd. ADR	5,102	301,987
Tower Semiconductor, Ltd.(1)	467	6,385

		$2,134,909

Italy — 3.7%
Amplifon SpA	4,300	$33,437
Ansaldo STS SpA	6,279	66,806
Assicurazioni Generali SpA	7,144	135,354
Astaldi SpA	4,000	32,221
Atlantia SpA	8,406	232,790
Autogrill SpA(1)	4,891	45,528
Banca Monte dei Paschi di Siena SpA(1)	31,090	57,073
Banca Popolare di Sondrio SCARL	7,176	32,732
Brembo SpA	901	39,713
Brunello Cucinelli SpA	1,077	19,480
CNH Industrial NV	16,821	113,866
Danieli & C Officine Meccaniche SpA, PFC Shares	1,258	19,036
Davide Campari-Milano SpA	13,191	112,960
De’Longhi SpA	1,326	32,437
DiaSorin SpA	1,861	83,322
Ei Towers SpA	915	55,477
Enel Green Power SpA	26,815	56,691

7

Security	Shares	Value
Enel SpA	63,320	$291,990
ENI SpA	25,081	409,579
EXOR SpA	550	27,277
Hera SpA	8,691	22,807
Infrastrutture Wireless Italiane SpA(1)(2)	7,000	36,318
Interpump Group SpA	3,123	45,951
Intesa Sanpaolo SpA	61,330	213,370
Intesa Sanpaolo SpA, PFC Shares	8,400	26,800
Italcementi SpA	5,848	64,946
Italmobiliare SpA, PFC Shares	2,377	64,630
Luxottica Group SpA	1,955	137,046
Moncler SpA	2,119	34,084
Parmalat SpA	15,867	41,269
Prada SpA	7,400	30,112
Recordati SpA	3,570	88,734
Reply SpA	289	36,818
Saipem SpA(1)	2,600	24,426
Snam SpA	22,478	116,324
Societa Iniziative Autostradali e Servizi SpA	2,008	23,050
STMicroelectronics NV	28,651	197,399
Telecom Italia SpA(1)	442,700	617,603
Tenaris SA	5,074	63,904
Terna Rete Elettrica Nazionale SpA	16,318	82,998
Tod’s SpA	613	51,340
Unipol Gruppo Finanziario SpA	8,650	40,292
UnipolSai SpA	12,219	29,459
Yoox Net-A-Porter Group SpA(1)	851	28,854

		$4,016,303

Japan — 16.0%
Aeon Co., Ltd.	7,100	$105,195
Air Water, Inc.	3,000	49,088
Aisin Seiki Co., Ltd.	1,200	47,627
Ajinomoto Co., Inc.	5,000	111,370
Alps Electric Co., Ltd.	1,600	49,663
Asahi Glass Co., Ltd.	6,000	34,353
Asahi Kasei Corp.	11,000	67,503
Asics Corp.	1,300	35,907
Astellas Pharma, Inc.	19,300	280,129
Bank of Yokohama, Ltd. (The)	7,000	43,688
Bridgestone Corp.	2,400	88,010
Calbee, Inc.	1,500	54,348
Canon, Inc.	6,600	197,090
Chiba Bank, Ltd. (The)	7,000	51,065
Chubu Electric Power Co., Inc.	16,500	253,819
Chugai Pharmaceutical Co., Ltd.	3,000	96,570
Chugoku Bank, Ltd. (The)	2,000	28,353
Citizen Holdings Co., Ltd.	5,500	41,687
Coca-Cola West Co., Ltd.	3,200	64,712
Cosmo Energy Holdings Co., Ltd.(1)	5,200	70,684
Dai Nippon Printing Co., Ltd.	6,000	62,052
Daicel Corp.	4,000	52,857
Daido Steel Co., Ltd.	12,000	45,934
Daihatsu Motor Co., Ltd.	3,900	47,774
Daito Trust Construction Co., Ltd.	300	32,474
Daiwa House Industry Co., Ltd.	3,100	81,376
DeNA Co., Ltd.	2,800	44,924
Denka Co., Ltd.	9,000	41,765
Denso Corp.	2,600	121,219
DIC Corp.	12,000	32,482
Disco Corp.	800	72,965
Dowa Holdings Co., Ltd.	5,000	43,593
East Japan Railway Co.	1,500	142,613

8

Security	Shares	Value
Eisai Co., Ltd.	2,700	$168,884
Electric Power Development Co., Ltd.	4,300	141,753
Ezaki Glico Co., Ltd.	1,100	52,538
FamilyMart Co., Ltd.	1,500	61,315
Fast Retailing Co., Ltd.	200	73,056
Fuji Heavy Industries, Ltd.	2,200	85,082
FUJIFILM Holdings Corp.	3,600	143,599
Fujitsu, Ltd.	11,000	51,993
Fukuoka Financial Group, Inc.	7,000	36,835
Hachijuni Bank, Ltd. (The)	5,000	34,094
Hankyu Hanshin Holdings, Inc.	8,000	52,113
Hirose Electric Co., Ltd.	400	48,414
Hiroshima Bank, Ltd. (The)	7,000	38,875
Hitachi Chemical Co., Ltd.	3,600	56,907
Hitachi Metals, Ltd.	3,000	33,978
Hitachi, Ltd.	38,000	219,214
Hokkaido Electric Power Co., Inc.(1)	9,900	105,758
Hokuhoku Financial Group, Inc.	19,000	42,184
Honda Motor Co., Ltd.	5,700	188,558
Ibiden Co., Ltd.	2,400	33,070
Idemitsu Kosan Co., Ltd.	3,200	52,478
ITOCHU Corp.	4,900	61,314
Iyo Bank, Ltd. (The)	6,000	64,513
Japan Airlines Co., Ltd.	1,000	37,673
Japan Real Estate Investment Corp.	14	64,715
Japan Retail Fund Investment Corp.	17	32,925
Japan Tobacco, Inc.	6,900	238,821
JGC Corp.	2,000	31,744
Joyo Bank, Ltd. (The)	9,000	46,747
JSR Corp.	2,400	37,904
JX Holdings, Inc.	59,300	232,851
Kajima Corp.	9,000	51,502
Kakaku.com, Inc.	2,000	37,310
Kaneka Corp.	6,000	53,203
Kao Corp.	4,200	215,625
Kawasaki Heavy Industries, Ltd.	13,000	52,179
KDDI Corp.	33,900	820,323
Keikyu Corp.	5,000	41,129
Keio Corp.	5,000	40,694
Kewpie Corp.	3,200	73,091
Kintetsu Group Holdings Co., Ltd.	12,000	46,393
Kirin Holdings Co., Ltd.	7,500	106,225
Kobayashi Pharmaceutical Co., Ltd.	700	54,270
Komatsu, Ltd.	3,200	52,600
Konami Holdings Corp.	2,400	54,532
Kuraray Co., Ltd.	3,500	43,169
Kyowa Hakko Kirin Co., Ltd.	5,000	82,415
Kyushu Electric Power Co., Inc.(1)	12,800	154,480
Lawson, Inc.	1,000	74,073
Lion Corp.	5,000	48,201
M3, Inc.	2,200	42,641
Makita Corp.	1,000	54,793
Marubeni Corp.	12,600	72,803
Maruichi Steel Tube, Ltd.	1,200	30,730
Matsumotokiyoshi Holdings Co., Ltd.	1,000	42,816
MEIJI Holdings Co., Ltd.	1,400	110,320
Miraca Holdings, Inc.	1,700	75,659
Mitsubishi Chemical Holdings Corp.	14,500	90,358
Mitsubishi Corp.	5,000	90,903
Mitsubishi Gas Chemical Co., Inc.	10,000	55,754
Mitsubishi Heavy Industries, Ltd.	12,000	60,498
Mitsubishi Materials Corp.	18,000	62,790
Mitsubishi Motors Corp.	7,000	62,001

9

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	3,600	$60,873
Mitsubishi UFJ Financial Group, Inc.	44,100	285,218
Mitsui & Co., Ltd.	5,400	68,488
Mitsui Chemicals, Inc.	14,000	52,936
Mitsui O.S.K. Lines, Ltd.	23,000	61,419
Mizuho Financial Group, Inc.	69,700	143,571
MS&AD Insurance Group Holdings, Inc.	2,000	58,961
Murata Manufacturing Co., Ltd.	1,400	199,292
NEC Corp.	15,000	46,275
NGK Spark Plug Co., Ltd.	1,900	46,370
NH Foods, Ltd.	2,000	41,717
Nidec Corp.	800	60,285
Nihon Kohden Corp.	3,500	68,137
Nikon Corp.	2,300	29,754
Nippon Building Fund, Inc.	14	66,490
Nippon Electric Glass Co., Ltd.	8,000	39,147
Nippon Express Co., Ltd.	6,000	30,910
Nippon Kayaku Co., Ltd.	4,000	41,731
Nippon Paint Holdings Co., Ltd.	2,000	42,244
Nippon Paper Industries Co., Ltd.	1,900	35,216
Nippon Shinyaku Co., Ltd.	2,000	78,197
Nippon Shokubai Co., Ltd.	600	46,954
Nippon Telegraph & Telephone Corp.	16,300	597,580
Nippon Yusen K.K.	16,000	41,863
Nissan Chemical Industries, Ltd.	2,000	49,673
Nissan Motor Co., Ltd.	9,100	94,333
Nisshin Seifun Group, Inc.	3,800	58,081
Nissin Foods Holdings Co., Ltd.	1,500	69,342
Nitori Holdings Co., Ltd.	900	70,181
Nitto Denko Corp.	1,400	89,774
Nomura Real Estate Master Fund, Inc.(1)	40	50,684
Nomura Research Institute, Ltd.	900	36,783
NTT Data Corp.	2,200	109,483
NTT DoCoMo, Inc.	29,400	572,579
Obayashi Corp.	5,000	43,850
Obic Co., Ltd.	1,000	52,777
Odakyu Electric Railway Co., Ltd.	4,000	39,099
Okinawa Electric Power Co., Inc. (The)	2,900	71,189
Ono Pharmaceutical Co., Ltd.	1,100	150,694
Oracle Corp. Japan	1,400	63,673
Oriental Land Co., Ltd.	800	48,597
Osaka Gas Co., Ltd.	48,000	189,046
Otsuka Holdings Co., Ltd.	4,700	156,418
Recruit Holdings Co., Ltd.	1,700	54,641
Resona Holdings, Inc.	9,200	48,680
Ricoh Co., Ltd.	4,500	48,501
Rinnai Corp.	500	39,638
San-Ai Oil Co., Ltd.	4,000	30,552
Santen Pharmaceutical Co., Ltd.	5,500	74,649
Sawai Pharmaceutical Co., Ltd.	1,000	64,017
SECOM Co., Ltd.	1,200	80,046
Seiko Epson Corp.	2,900	44,298
Sekisui House, Ltd.	3,000	49,939
Seven Bank, Ltd.	9,500	43,287
Sharp Corp.(1)	55,000	60,284
Shimadzu Corp.	4,000	62,050
Shimamura Co., Ltd.	400	44,924
Shimizu Corp.	6,000	52,534
Shin-Etsu Chemical Co., Ltd.	3,200	190,301
Shionogi & Co., Ltd.	3,500	143,558
Shizuoka Bank, Ltd. (The)	7,000	70,222
Showa Denko K.K.	23,000	28,968
Showa Shell Sekiyu K.K.	6,200	54,724

10

Security	Shares	Value
Sompo Japan Nipponkoa Holdings, Inc.	1,500	$47,097
Sumitomo Corp.	6,300	68,905
Sumitomo Electric Industries, Ltd.	3,600	49,133
Sumitomo Metal Mining Co., Ltd.	8,000	99,251
Sumitomo Mitsui Financial Group, Inc.	4,300	171,543
Sumitomo Osaka Cement Co., Ltd.	12,000	46,242
Sumitomo Realty & Development Co., Ltd.	2,000	65,857
Suntory Beverage & Food, Ltd.	1,200	48,525
Suruga Bank, Ltd.	3,800	74,811
Taiheiyo Cement Corp.	23,000	75,825
Taisei Corp.	7,000	45,490
Takashimaya Co., Ltd.	6,000	53,635
Takeda Pharmaceutical Co., Ltd.	5,900	288,110
TDK Corp.	1,400	89,175
TEIJIN, Ltd.	12,000	42,361
Terumo Corp.	3,800	112,746
Toho Gas Co., Ltd.	21,000	128,611
Tokio Marine Holdings, Inc.	2,500	96,329
Tokyo Electric Power Co., Inc.(1)	25,000	170,536
Tokyo Gas Co., Ltd.	56,000	277,136
Tokyu Corp.	7,000	56,761
TonenGeneral Sekiyu K.K.	10,000	103,897
Toray Industries, Inc.	14,000	122,139
Toshiba Corp.(1)	14,000	39,495
TOTO, Ltd.	1,500	50,858
Toyo Suisan Kaisha, Ltd.	1,400	51,587
Toyota Motor Corp.	7,400	453,357
Trend Micro, Inc.	1,500	58,457
Tsuruha Holdings, Inc.	600	47,534
Ube Industries, Ltd.	32,000	67,192
Unicharm Corp.	4,500	96,103
UNY Group Holdings Co., Ltd.	8,100	44,782
USS Co., Ltd.	2,100	37,073
West Japan Railway Co.	1,000	70,257
Yahoo! Japan Corp.	13,100	55,559
Yamaguchi Financial Group, Inc.	3,000	36,899
Yamato Holdings Co., Ltd.	1,600	31,495
Yamazaki Baking Co., Ltd.	2,000	38,517
Yokohama Rubber Co., Ltd. (The)	2,500	48,059
Zeon Corp.	6,000	48,971

		$17,272,281

Netherlands — 4.0%
Aalberts Industries NV	1,603	$51,970
Aegon NV	12,684	77,835
Akzo Nobel NV	4,225	298,836
Altice NV, Class B(1)	1,339	23,780
Arcadis NV	1,684	42,452
ASM International NV	1,283	48,943
ASML Holding NV	3,797	352,214
AVG Technologies NV(1)	1,500	35,550
Boskalis Westminster	1,167	56,640
Cimpress NV(1)	900	71,010
Eurocommercial Properties NV	530	25,277
Euronext NV(2)	672	29,512
Fugro NV(1)	3,598	68,274
Gemalto NV	1,094	68,495
IMCD Group NV	1,268	47,358
ING Groep NV	30,785	449,678
InterXion Holding NV(1)	1,200	35,256
Koninklijke BAM Groep NV(1)	5,882	32,395
Koninklijke DSM NV	3,099	165,200
Koninklijke KPN NV	66,651	244,223

11

Security	Shares	Value
Koninklijke Philips NV	9,890	$266,622
Koninklijke Ten Cate NV	1,284	34,733
Koninklijke Vopak NV	1,811	72,749
NN Group NV	1,200	37,599
OCI NV(1)	716	20,199
QIAGEN NV(1)	5,257	127,448
Refresco Gerber NV(1)(2)	7,071	115,671
RELX NV	23,456	400,084
Sligro Food Group NV	3,203	117,594
TKH Group NV	660	24,975
Unilever NV	13,945	633,530
Wereldhave NV	361	22,504
Wessanen	11,335	121,753
Wolters Kluwer NV	2,523	85,271

		$4,305,630

New Zealand — 1.0%
A2 Milk Co., Ltd.(1)	72,319	$37,143
Auckland International Airport, Ltd.	36,722	130,496
Contact Energy, Ltd.	12,191	42,790
Fisher & Paykel Healthcare Corp., Ltd.	16,073	84,577
Fletcher Building, Ltd.	17,578	88,534
Kiwi Property Group, Ltd.	27,554	25,337
Meridian Energy, Ltd.	16,299	24,491
Mighty River Power, Ltd.	16,147	30,582
Nuplex Industries, Ltd.	8,690	25,036
Precinct Properties New Zealand, Ltd.	57,750	47,642
Ryman Healthcare, Ltd.	8,800	46,953
SKYCITY Entertainment Group, Ltd.	20,643	55,998
Spark New Zealand, Ltd.	69,611	157,893
Trade Me, Ltd.	13,289	32,947
Xero, Ltd.(1)	10,720	116,236
Z Energy, Ltd.	32,373	146,871

		$1,093,526

Norway — 1.9%
Atea ASA	6,981	$64,904
Austevoll Seafood ASA	5,049	31,051
Borregaard ASA	4,154	22,138
DNB ASA	9,636	122,685
Gjensidige Forsikring ASA	3,579	54,490
Golar LNG, Ltd.	2,320	67,303
Kongsberg Gruppen ASA	4,193	65,828
Leroy Seafood Group ASA	1,349	47,318
Nordic Semiconductor ASA(1)	14,179	68,144
Opera Software ASA	17,007	106,258
Orkla ASA	20,408	173,674
Prosafe SE	5,622	15,594
Salmar ASA	3,093	50,603
Schibsted ASA, Class B(1)	6,615	206,660
SpareBank 1 SMN	4,478	28,077
SpareBank 1 SR-Bank ASA	4,300	20,540
Statoil ASA	7,015	113,392
Stolt-Nielsen, Ltd.	2,767	37,388
Subsea 7 SA(1)	3,900	30,589
Telenor ASA	12,891	242,843
Tomra Systems ASA	7,121	75,974
Veidekke ASA	8,955	113,757
XXL ASA(2)	5,174	55,346
Yara International ASA	5,175	235,079

		$2,049,635

12

Security	Shares	Value
Portugal — 1.0%
Banco BPI SA(1)	20,010	$24,274
Banco Comercial Portugues SA(1)	1,508,983	86,499
CTT-Correios de Portugal SA	12,934	146,912
EDP-Energias de Portugal SA	33,754	124,737
Galp Energia SGPS SA, Class B	13,624	147,070
Jeronimo Martins SGPS SA	13,128	184,274
NOS SGPS SA	18,782	155,863
Pharol SGPS SA(1)	189,661	79,843
Portucel SA	38,006	154,729
REN - Redes Energeticas Nacionais SGPS SA	6,664	20,308

		$1,124,509

Singapore — 1.9%
Ascendas Real Estate Investment Trust	33,000	$56,183
Biosensors International Group, Ltd.(1)	146,600	71,241
Boustead Singapore, Ltd.	5,000	3,418
BW LPG, Ltd.(2)	6,119	41,512
CapitaLand Commercial Trust, Ltd.	39,500	39,639
CapitaLand Mall Trust	23,000	32,428
ComfortDelGro Corp., Ltd.	28,000	60,581
DBS Group Holdings, Ltd.	6,900	84,836
Ezra Holdings, Ltd.(1)	291,000	25,324
Flextronics International, Ltd.(1)	20,712	235,910
Genting Singapore PLC	119,400	69,165
Golden Agri-Resources, Ltd.	236,400	65,606
Haw Par Corp, Ltd.	3,200	19,122
Hutchison Port Holdings Trust	59,500	32,954
International Healthway Corp, Ltd.(1)	602,900	39,116
Keppel Infrastructure Trust	169,500	62,846
Midas Holdings, Ltd.	80,000	17,891
Neptune Orient Lines, Ltd.(1)	40,000	28,332
OSIM International, Ltd.	58,000	56,237
Oversea-Chinese Banking Corp., Ltd.	13,000	83,562
Pacific Radiance, Ltd.	38,400	10,391
Petra Foods, Ltd.	11,000	18,989
Sheng Siong Group, Ltd.	45,400	27,481
Singapore Airlines, Ltd.	6,000	46,160
Singapore Airport Terminal Services, Ltd.	8,800	23,783
Singapore Exchange, Ltd.	8,300	43,670
Singapore Post, Ltd.	37,200	50,214
Singapore Press Holdings, Ltd.	53,100	151,016
Singapore Technologies Engineering, Ltd.	20,000	47,140
Singapore Telecommunications, Ltd.	90,400	256,849
Suntec REIT	17,000	19,968
UOL Group, Ltd.	4,700	21,934
Venture Corp., Ltd.	9,000	53,039
Wilmar International, Ltd.	75,700	168,688

		$2,065,225

Spain — 3.8%
Abertis Infraestructuras SA	8,323	$138,212
Aena SA(1)(2)	619	69,084
Almirall SA	4,777	91,949
Amadeus IT Holding SA, Class A	12,022	511,374
Banco Santander SA	46,504	259,780
Bankia SA	37,040	47,600
Bankinter SA	4,724	34,165
Bolsas y Mercados Espanoles SHMSF SA	760	27,267
CaixaBank SA	20,372	78,028
Cia de Distribucion Integral Logista Holdings SA	1,397	27,886
Construcciones y Auxiliar de Ferrocarriles SA	75	20,936
Ebro Foods SA	5,138	97,317

13

Security	Shares	Value
Enagas SA	2,646	$80,010
Ence Energia y Celulosa SA	8,194	28,641
Faes Farma SA	11,377	30,570
Ferrovial SA	4,972	125,431
Grifols SA, Class A	5,596	259,179
Iberdrola SA	42,072	300,021
Industria de Diseno Textil SA	12,406	464,535
Melia Hotels International SA	3,749	54,136
Prosegur Cia de Seguridad SA	6,773	30,136
Red Electrica Corp. SA	938	82,577
Repsol SA	27,483	345,966
Tecnicas Reunidas SA	1,676	74,644
Telefonica SA	34,418	454,088
Tubacex SA	18,507	39,676
Tubos Reunidos SA	9,481	9,946
Vidrala SA	694	32,842
Viscofan SA	3,126	182,324
Zardoya Otis SA	4,388	53,955
Zeltia SA(1)	18,969	84,159

		$4,136,434

Sweden — 3.9%
Assa Abloy AB, Class B	7,558	$150,352
Axfood AB	1,472	26,564
Betsson AB	4,560	74,163
BillerudKorsnas AB	7,160	129,577
BioGaia AB, Class B	1,123	36,442
Castellum AB	1,758	26,313
Cloetta AB, Class B(1)	10,000	29,798
Elekta AB, Class B	25,757	199,293
Evolution Gaming Group AB(1)(2)	1,245	34,766
Fabege AB	1,995	31,694
Fingerprint Cards AB, Class B(1)	3,503	171,597
Granges AB	7,960	60,079
Hennes & Mauritz AB, Class B	7,899	307,057
Hexpol AB	14,655	142,354
Holmen AB, Class B	2,067	62,309
ICA Gruppen AB	2,746	97,961
Industrial & Financial Systems, Class B	1,025	39,598
Industrivarden AB, Class A	1,313	25,621
Industrivarden AB, Class C	1,606	29,150
L E Lundbergforetagen, Class B	596	30,336
Lundin Petroleum AB(1)	7,983	115,554
Meda AB, Class A	13,150	192,992
Medivir AB, Class B(1)	11,060	98,291
NIBE Industrier AB, Class B	1,022	32,909
Pandox AB(1)	2,329	37,975
Sandvik AB	8,816	82,224
Securitas AB, Class B	2,566	33,501
Skandinaviska Enskilda Banken AB, Class A	6,289	66,040
Skanska AB, Class B	3,676	71,730
SKF AB, Class B	3,418	60,061
SSAB AB, Class A(1)	14,126	50,929
SSAB AB, Class B(1)	7,841	24,747
Svenska Cellulosa AB SCA, Class A	1,100	32,456
Svenska Cellulosa AB SCA, Class B	11,398	335,716
Svenska Handelsbanken AB, Class A	5,505	74,766
Swedbank AB, Class A	5,949	136,312
Telefonaktiebolaget LM Ericsson, Class B	37,423	364,219
TeliaSonera AB	97,926	500,355
Trelleborg AB, Class B	2,000	33,696
Unibet Group PLC SDR	577	50,818
Vitrolife AB	1,255	29,157

14

Security	Shares	Value
Volvo AB	6,473	$66,951
Wallenstam AB, Class B	3,541	31,362
Wihlborgs Fastigheter AB	1,547	30,245

		$4,258,030

Switzerland — 7.7%
Allreal Holding AG	213	$28,225
Baloise Holding AG	668	80,091
Banque Cantonale Vaudoise	88	54,192
Barry Callebaut AG	43	51,529
Belimo Holding AG	10	21,424
Berner Kantonalbank AG	118	21,960
Bucher Industries AG	171	38,915
Burckhardt Compression Holdings AG	110	38,325
Cembra Money Bank AG	435	25,935
Chocoladefabriken Lindt & Spruengli AG	1	74,194
Chocoladefabriken Lindt & Spruengli AG PC	9	54,929
Comet Holding AG	91	62,380
Compagnie Financiere Richemont SA, Class A	10,464	897,262
Daetwyler Holding AG	436	61,122
DKSH Holding AG	1,013	61,696
dorma+kaba Holding AG	62	38,660
Dufry AG(1)	557	65,072
EFG International AG	2,974	29,898
Ems-Chemie Holding AG	429	181,542
Flughafen Zuerich AG	114	86,284
Gategroup Holding AG	975	36,557
Geberit AG	465	150,064
Givaudan SA	231	413,074
Helvetia Holding AG	91	47,595
Implenia AG	405	20,073
Inficon Holding AG	86	24,572
Julius Baer Group, Ltd.	1,792	88,852
Kardex AG(1)	528	39,412
Komax Holding AG	194	32,287
Kudelski SA	2,140	28,763
Kuehne & Nagel International AG	991	137,310
Kuoni Reisen Holding AG	68	14,080
LEM Holding SA	25	17,635
Leonteq AG	316	60,777
Luzerner Kantonalbank AG	71	26,185
Mobimo Holding AG	140	30,193
Nestle SA	15,542	1,187,004
Novartis AG	10,734	972,379
Panalpina Welttransport Holding AG	480	54,802
Pargesa Holding SA	707	44,836
Partners Group Holding AG	209	75,626
PSP Swiss Property AG	555	48,280
Roche Holding AG	600	164,152
Schindler Holding AG	363	59,083
Schindler Holding AG PC	787	127,685
Schmolz & Bickenbach AG(1)	42,451	23,155
SFS Group AG	281	18,114
SGS SA	87	165,657
Sika AG	47	154,139
Sonova Holding AG	815	111,202
Sulzer AG	739	74,673
Swatch Group, Ltd. (The)	1,267	91,530
Swatch Group, Ltd. (The), Bearer Shares	601	234,714
Swiss Life Holding AG	339	80,780
Swiss Prime Site AG	635	48,516
Swiss Re AG	1,807	167,745
Swisscom AG	704	362,711

15

Security	Shares	Value
Syngenta AG	1,503	$504,963
Temenos Group AG	1,809	84,506
Valiant Holding AG	314	36,252
Valora Holding AG	105	21,118
Vontobel Holding AG	783	38,577
Zurich Insurance Group AG	1,002	264,428

		$8,357,691

United Kingdom — 15.6%
AA PLC	6,677	$28,475
Admiral Group PLC	1,744	43,279
Alent PLC	11,989	91,704
Anglo American PLC	19,215	161,208
Antofagasta PLC	8,923	72,135
AstraZeneca PLC	9,916	631,971
Auto Trader Group PLC(1)(2)	16,829	100,626
Aviva PLC	16,931	126,535
Babcock International Group PLC	5,474	81,147
BAE Systems PLC	27,684	187,268
Berendsen PLC	1,722	27,150
Berkeley Group Holdings PLC	1,441	73,547
BP PLC	33,808	200,920
British American Tobacco PLC	8,746	519,596
British Land Co. PLC (The)	6,863	91,928
BT Group PLC	53,657	383,192
BTG PLC(1)	12,710	107,918
Bunzl PLC	3,482	99,573
Burberry Group PLC	2,842	58,051
Capita PLC	6,789	133,172
Capital & Counties Properties PLC	4,760	32,576
Carnival PLC	2,140	119,103
Close Brothers Group PLC	2,061	46,439
Cobham PLC	15,469	66,046
Compass Group PLC	9,959	171,204
Computacenter PLC	3,234	37,684
Croda International PLC	2,328	103,845
Daily Mail & General Trust PLC, Class A	3,261	37,569
Derwent London PLC	788	47,062
Diageo PLC	12,937	372,973
Dignity PLC	1,144	42,755
Direct Line Insurance Group PLC	6,547	39,713
Dixons Carphone PLC	6,693	47,514
easyJet PLC	3,104	83,616
Electrocomponents PLC	14,300	45,146
Elementis PLC	15,913	57,372
Essentra PLC	8,366	108,383
Experian PLC	9,946	169,480
Fidessa Group PLC	1,354	40,840
FirstGroup PLC(1)	21,263	31,648
Fresnillo PLC	6,349	71,213
G4S PLC	20,179	75,376
Galliford Try PLC	1,479	34,069
Genus PLC	3,036	67,953
GlaxoSmithKline PLC	36,324	783,353
Grainger PLC	13,002	49,835
Great Portland Estates PLC	2,834	38,813
Greene King PLC	3,179	39,328
Halma PLC	12,223	143,676
Hammerson PLC	5,110	50,066
Hikma Pharmaceuticals PLC	3,708	123,559
Howden Joinery Group PLC	5,262	37,530
HSBC Holdings PLC	53,240	415,962
IMI PLC	3,418	50,122

16

Security	Shares	Value
Inchcape PLC	5,101	$62,734
Informa PLC	6,043	52,848
Inmarsat PLC	16,317	247,315
Innovation Group PLC	103,708	63,463
International Game Technology PLC	2,666	43,243
Intertek Group PLC	1,996	80,613
Kingfisher PLC	14,107	76,682
Laird PLC	9,172	47,785
Land Securities Group PLC	1,930	39,761
Legal & General Group PLC	27,751	111,753
Lloyds Banking Group PLC	146,864	166,692
LondonMetric Property PLC	21,023	54,751
Marks & Spencer Group PLC	13,275	104,823
Marston’s PLC	18,673	46,445
Mears Group PLC	5,306	33,875
Melrose Industries PLC	13,841	56,625
Merlin Entertainments PLC(2)	4,727	30,163
Micro Focus International PLC	4,308	83,270
Mitie Group PLC	5,570	27,562
Moneysupermarket.com Group PLC	20,202	103,969
National Grid PLC	61,086	870,163
NCC Group PLC	9,827	41,702
Next PLC	916	112,810
Oxford Instruments PLC	4,584	36,621
Pace PLC	12,497	71,614
Pearson PLC	4,832	64,149
Pennon Group PLC	12,929	161,326
Persimmon PLC(1)	1,775	54,435
Playtech PLC	6,421	84,599
Premier Farnell PLC	25,654	39,527
Provident Financial PLC	887	47,349
Randgold Resources, Ltd.	1,843	123,604
Reckitt Benckiser Group PLC	3,663	357,474
RELX PLC	7,191	128,583
Renishaw PLC	1,171	33,966
Rentokil Initial PLC	14,663	34,879
Restaurant Group PLC (The)	4,207	46,437
Rexam PLC	11,995	99,736
Rio Tinto PLC	14,497	528,346
Rotork PLC	16,830	48,618
Royal Dutch Shell PLC, Class A	32,328	843,998
Royal Dutch Shell PLC, Class B	26,445	692,459
Royal Mail PLC	7,486	51,287
RPC Group PLC	6,241	62,517
RSA Insurance Group PLC	10,493	67,910
Sage Group PLC (The)	35,041	293,803
SDL PLC	5,875	35,187
Segro PLC	8,230	57,010
Serco Group PLC(1)	19,990	28,839
Severn Trent PLC	5,205	179,509
Sky PLC	6,095	102,858
Smiths Group PLC	4,467	66,085
Spectris PLC	3,439	88,201
Spirax-Sarco Engineering PLC	1,300	60,940
Spirent Communications PLC	34,304	38,797
Sports Direct International PLC(1)	3,723	39,944
SSE PLC	19,233	447,448
Standard Chartered PLC	7,172	79,614
Standard Life PLC	7,333	47,410
Tate & Lyle PLC	14,341	131,637
Telecity Group PLC	5,845	105,721
Travis Perkins PLC	2,151	63,399
TT Electronics PLC	18,160	35,770

17

Security	Shares	Value
UBM PLC	7,445	$58,650
Unilever PLC	7,481	333,118
UNITE Group PLC (The)	4,128	42,245
Victrex PLC	3,310	94,055
Vodafone Group PLC	343,691	1,131,064
William Hill PLC	16,136	78,732
WS Atkins PLC	1,396	29,582
Xaar PLC	6,654	52,463
Xchanging PLC	20,955	54,310

		$16,916,090

Total Common Stocks (identified cost $104,119,236)		$106,903,631

Rights — 0.0%(4)

Security	Shares	Value
Westpac Banking Corp., Exp. 11/11/15(1)	406	$1,419

Total Rights (identified cost $0)		$1,419

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(5)	$1,022	$1,021,663

Total Short-Term Investments (identified cost $1,021,663)		$1,021,663

Total Investments — 99.6% (identified cost $105,140,899)		$107,926,713

Other Assets, Less Liabilities — 0.4%		$386,169

Net Assets — 100.0%		$108,312,882

The percentages shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $623,375 or 0.6% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $1,019.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.1%	$37,025,110
Japanese Yen	16.0	17,272,281
British Pound Sterling	15.8	17,083,434

18

Currency	Percentage of Net Assets	Value
Swiss Franc	7.8%	$8,490,396
Australian Dollar	7.6	8,209,943
Swedish Krona	3.9	4,258,030
Hong Kong Dollar	3.7	3,997,275
United States Dollar	2.9	3,089,423
Norwegian Krone	1.9	2,085,354
Danish Krone	1.9	2,034,406
Singapore Dollar	1.6	1,781,637
Israeli Shekel	1.4	1,505,898
New Zealand Dollar	1.0	1,093,526

Total Investments	99.6%	$107,926,713

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.2%	$13,234,434
Industrials	11.6	12,514,305
Consumer Discretionary	11.3	12,187,337
Consumer Staples	10.8	11,741,515
Materials	10.1	10,903,637
Health Care	10.1	10,903,471
Telecommunication Services	9.8	10,662,951
Information Technology	9.4	10,192,752
Utilities	7.4	8,065,045
Energy	6.0	6,499,603
Short-Term Investments	0.9	1,021,663

Total Investments	99.6%	$107,926,713

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,504,218

Gross unrealized appreciation	$12,157,474
Gross unrealized depreciation	(9,734,979)

Net unrealized appreciation	$2,422,495

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$286,594	$32,645,531		$0	$32,932,125
Developed Europe	952,431	70,884,166		—	71,836,597
Developed Middle East	602,223	1,532,686		—	2,134,909
Total Common Stocks	$1,841,248	$105,062,383	**	$0	$106,903,631
Rights	$1,419	$—		$—	$1,419
Short-Term Investments	—	1,021,663		—	1,021,663
Total Investments	$1,842,667	$106,084,046		$0	$107,926,713

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2015 is not presented. At October 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Parametric Global Small-Cap Fund

October 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Australia — 3.4%
Aconex, Ltd.(1)	2,347	$7,595
Adelaide Brighton, Ltd.	970	2,881
Alumina, Ltd.	3,204	2,458
Ansell, Ltd.	486	6,916
AWE, Ltd.(1)	3,708	1,656
Beach Energy, Ltd.	4,500	2,044
Challenger, Ltd.	919	5,359
CSG, Ltd.	4,974	5,696
Drillsearch Energy, Ltd.(1)	6,991	3,910
DUET Group	14,436	24,202
DuluxGroup, Ltd.	752	3,144
Echo Entertainment Group, Ltd.	2,682	9,693
GrainCorp, Ltd., Class A	840	5,385
Greencross, Ltd.	371	1,643
Healthscope, Ltd.	5,431	10,397
Investa Office Fund	2,551	7,301
IOOF Holdings, Ltd.	535	3,540
IRESS, Ltd.	881	5,867
JB Hi-Fi, Ltd.	315	4,008
M2 Group, Ltd.	1,436	10,050
Macquarie Atlas Roads Group	1,021	2,950
New Hope Corp., Ltd.	3,189	4,352
NEXTDC, Ltd.(1)	2,526	4,627
Orora, Ltd.	1,851	3,061
Primary Health Care, Ltd.	1,699	4,464
Recall Holdings, Ltd.	740	4,012
Reece Australia, Ltd.	125	3,031
Regis Resources, Ltd.	5,382	7,935
Select Harvests, Ltd.	642	4,626
Sims Metal Management, Ltd.	311	2,164
Spotless Group Holdings, Ltd.	3,690	5,635
Tabcorp Holdings, Ltd.	1,469	4,909
Tassal Group, Ltd.	1,158	3,479
TPG Telecom, Ltd.	819	6,419
Transpacific Industries Group, Ltd.	4,376	2,104
Treasury Wine Estates, Ltd.	1,877	9,394
Veda Group, Ltd.	2,979	5,533
Whitehaven Coal, Ltd.(1)	2,505	1,799
WorleyParsons, Ltd.	1,970	9,089

		$213,328

Austria — 0.4%
AMAG Austria Metall AG(2)	72	$2,620
Conwert Immobilien Invest SE(1)	261	3,742
DO & Co. AG	59	5,382
Kapsch TrafficCom AG	97	3,510
RHI AG	317	7,153
Schoeller-Bleckmann Oilfield Equipment AG	67	4,027

		$26,434

1

Security	Shares	Value
Belgium — 0.9%
Agfa-Gevaert NV(1)	823	$3,508
Barco NV	38	2,495
Befimmo SCA Sicafi	28	1,873
Cie d’Entreprises CFE	56	6,942
Cofinimmo	20	2,229
D’Ieteren SA NV	85	2,875
Elia System Operator SA NV	124	5,998
Euronav SA	475	7,023
EVS Broadcast Equipment SA	60	1,748
Fagron	45	1,104
Gimv NV	47	2,208
Mobistar SA(1)	268	6,546
Ontex Group NV	176	5,406
Tessenderlo Chemie NV(1)	113	3,644
ThromboGenics NV(1)	220	927

		$54,526

Brazil — 1.8%
BR Properties SA	1,400	$4,284
Bradespar SA, PFC Shares	2,450	5,241
Braskem SA, PFC Shares	800	4,518
CETIP SA - Mercados Organizados	550	4,863
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,300	5,461
Cosan, Ltd.	1,200	4,213
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,400	5,576
Duratex SA	1,550	2,572
EcoRodovias Infraestrutura e Logistica SA	2,500	3,857
Equatorial Energia SA	900	8,026
Estacio Participacoes SA	500	2,004
Linx SA	125	1,523
Mahle-Metal Leve	500	3,035
Marcopolo SA, PFC Shares	11,900	6,017
Marfrig Global Foods SA(1)	3,800	6,277
Metalurgica Gerdau SA, PFC Shares	2,300	1,551
Minerva SA(1)	600	1,985
Odontoprev SA	1,100	2,818
PDG Realty SA Empreendimentos e Participacoes(1)	538	285
Profarma Distribuidora de Produtos Farmaceuticos SA(1)	625	969
QGEP Participacoes SA	3,100	4,791
Qualicorp SA	1,275	5,356
SLC Agricola SA	1,100	4,912
Somos Educacao SA	600	2,061
Sonae Sierra Brasil SA	1,100	4,760
Totvs SA	1,275	11,297
Valid Solucoes SA	200	2,271

		$110,523

Canada — 3.5%
Aimia, Inc.	172	$1,592
Alamos Gold, Inc.	341	1,312
Algonquin Power & Utilities Corp.	1,000	7,716
Allied Properties REIT	181	4,967
AuRico Metals, Inc.(1)	149	90
Birchcliff Energy, Ltd.(1)	378	1,648
Bonterra Energy Corp.	78	1,295
Canadian Apartment Properties REIT	200	4,117
Canadian REIT	100	3,257
Capital Power Corp.	566	8,133

2

Security	Shares	Value
Celestica, Inc.(1)	500	$5,606
Chartwell Retirement Residences	900	8,707
China Gold International Resources Corp., Ltd.(1)	1,591	2,129
Cineplex, Inc.	59	2,274
Cogeco Cable, Inc.	100	5,164
Colliers International Group, Inc.	100	4,958
Computer Modelling Group, Ltd.	720	6,828
Cott Corp.	500	5,219
Descartes Systems Group, Inc. (The)(1)	247	4,322
Detour Gold Corp.(1)	500	5,560
E-L Financial Corp, Ltd.	4	2,077
Enbridge Income Fund Holdings, Inc.	111	2,728
Enerflex, Ltd.	317	3,059
Enghouse Systems, Ltd.	200	9,121
First Majestic Silver Corp.(1)	665	2,197
Freehold Royalties, Ltd.	114	885
Gibson Energy, Inc.	96	1,280
Gran Tierra Energy, Inc.(1)	526	1,271
High Liner Foods, Inc.	509	5,018
Hudson’s Bay Co.	300	5,215
Jean Coutu Group PJC, Inc. (The)	300	4,572
Laurentian Bank of Canada	100	4,051
MacDonald Dettwiler & Associates, Ltd.	57	3,397
Manitoba Telecom Services, Inc.	89	1,955
Medical Facilities Corp.	499	6,438
Mullen Group, Ltd.	179	2,390
North West Co., Inc. (The)	352	7,807
Northland Power, Inc.	529	6,837
Novadaq Technologies, Inc.(1)	300	3,915
Parkland Fuel Corp.	150	2,610
Pason Systems, Inc.	201	2,957
Progressive Waste Solutions, Ltd.	200	4,809
Quebecor, Inc., Class B	123	2,896
Ritchie Bros Auctioneers, Inc.	132	3,426
RONA, Inc.	382	3,988
Sienna Senior Living, Inc.	400	5,310
Smart Real Estate Investment Trust	200	4,751
Tahoe Resources, Inc.	900	7,516
Toromont Industries, Ltd.	304	7,912
Veresen, Inc.	400	3,481
Westshore Terminals Investment Corp.	91	1,518
Yamana Gold, Inc.	3,600	7,874

		$218,155

Chile — 0.4%
A.F.P. Habitat SA	3,057	$3,625
Almendral SA	17,297	1,176
Banmedica SA	2,310	3,775
Besalco SA	3,333	1,229
Cap SA	1,418	3,748
Inversiones Aguas Metropolitanas SA	2,520	3,589
Ripley Corp. SA	8,187	2,711
Sigdo Koppers SA	3,329	4,000
Vina Concha y Toro SA	2,004	3,414

		$27,267

3

Security	Shares	Value
China — 3.2%
3SBio, Inc.(1)(2)	6,000	$6,702
Beijing Jingneng Clean Energy Co., Ltd., Class H(2)	8,000	2,819
Carnival Group International Holdings, Ltd.(1)	30,000	3,363
China Datang Corp. Renewable Power Co., Ltd., Class H(1)	18,000	2,380
China Foods, Ltd.(1)	8,000	3,659
China Jinmao Holdings Group, Ltd.	10,000	2,754
China Oil & Gas Group, Ltd.	22,000	1,528
China Railway Signal & Communication Corp, Ltd.(1)(2)	6,000	4,761
China Shineway Pharmaceutical Group, Ltd.	2,000	2,593
China Suntien Green Energy Corp., Ltd., Class H	35,000	6,240
China Tian Lun Gas Holdings, Ltd.(1)	3,000	2,740
China Travel International Investment Hong Kong, Ltd.	20,000	9,040
China Zhongwang Holdings, Ltd.	7,600	3,367
Chlitina Holding, Ltd.	1,000	8,151
CITIC Telecom International Holdings, Ltd.	12,000	4,975
E-House China Holdings, Ltd. ADR	300	1,860
Fufeng Group, Ltd.	12,000	6,352
GOME Electrical Appliances Holding, Ltd.	33,000	6,030
Guangzhou Automobile Group Co., Ltd., Class H	2,000	1,744
Hanergy Thin Film Power Group, Ltd.(1)(3)	26,000	0
Huabao International Holdings, Ltd.	5,000	2,085
Inner Mongolia Yitai Coal Co., Ltd., Class B	6,200	5,202
Intime Retail Group Co., Ltd.	5,000	5,510
Jiangsu Future Land Co., Ltd.	3,500	7,715
Lee & Man Paper Manufacturing, Ltd.	10,000	6,213
Leju Holdings, Ltd. ADR	15	108
Renhe Commercial Holdings Co., Ltd.(1)	126,000	6,565
Shenguan Holdings Group, Ltd.	44,000	6,342
Shenzhen International Holdings, Ltd.	7,500	11,428
Shougang Fushan Resources Group, Ltd.	14,000	1,853
Shui On Land, Ltd.	14,500	3,990
Sinopec Kantons Holdings, Ltd.	10,000	5,644
Sohu.com, Inc.(1)	100	5,052
Sunny Optical Technology (Group) Co., Ltd.	2,000	4,635
TAL Education Group ADR(1)	100	3,845
Tong Ren Tang Technologies Co., Ltd.	3,000	4,694
Vinda International Holdings, Ltd.	3,000	5,891
WuXi PharmaTech (Cayman), Inc. ADR(1)	227	10,147
Xinyi Solar Holdings, Ltd.	16,000	6,340
Youku Tudou, Inc. ADR(1)	114	2,775
Yuexiu Property Co., Ltd.	14,000	2,412
YY, Inc. ADR(1)	28	1,594
Zhaojin Mining Industry Co., Ltd., Class H	9,500	5,354

		$196,452

Denmark — 0.8%
ALK-Abello A/S	19	$2,067
GN Store Nord A/S	153	2,791
Jyske Bank A/S(1)	64	3,122
Matas AS	200	3,630
NKT Holding A/S	39	2,122
Rockwool International A/S	29	4,544
Royal Unibrew A/S	180	7,127
SimCorp A/S	218	10,696
Spar Nord Bank A/S	285	2,730
Topdanmark A/S(1)	96	2,555

4

Security	Shares	Value
Torm A/S(1)	235	$3,269
United International Enterprises, Ltd.	19	2,967
Zealand Pharma A/S(1)	205	4,567

		$52,187

Finland — 0.9%
Metsa Board Oyj	1,877	$11,942
Oriola-KD Oyj, Series B(1)	1,275	6,230
Raisio Oyj	1,138	5,360
Ramirent Oyj	365	2,837
Sponda Oyj	2,649	11,253
Tieto Oyj	439	11,257
Uponor Oyj	193	2,570
Valmet Oyj	305	3,210

		$54,659

France — 3.6%
Alten SA	168	$8,709
Arkema SA	160	11,693
bioMerieux	62	7,203
Edenred	176	3,231
Eutelsat Communications SA	98	3,230
Faurecia	143	5,653
Fonciere des Regions	52	4,894
Gecina SA	35	4,464
Groupe Eurotunnel SE	407	5,697
ICADE	48	3,547
Imerys SA	91	6,227
Ingenico Group SA	191	22,510
Ipsen SA	130	8,199
IPSOS	159	3,225
JCDecaux SA	132	5,362
Lagardere SCA	116	3,375
Nexity SA	174	7,699
Orpea	44	3,530
Remy Cointreau SA	165	11,462
Rubis SCA	174	13,946
Sartorius Stedim Biotech	28	9,887
Societe BIC SA	47	7,490
Technip SA	378	19,697
UBISOFT Entertainment(1)	575	17,228
Vicat	71	4,549
Vilmorin & Cie SA	51	3,593
Virbac SA	49	9,762
Zodiac Aerospace	164	4,137

		$220,199

Germany — 3.6%
AIXTRON SE(1)	195	$1,241
Aurubis AG	78	5,210
Axel Springer SE	52	2,922
BayWa AG	46	1,557
Bechtle AG	33	3,046
Biotest AG, PFC Shares	81	1,139
Brenntag AG	78	4,710
Carl Zeiss Meditec AG	175	5,126
CompuGroup Medical AG	131	3,860
Deutsche EuroShop AG	219	10,559
Deutsche Lufthansa AG(1)	142	2,097

5

Security	Shares	Value
Draegerwerk AG & Co. KGaA, PFC Shares	33	$2,376
Fielmann AG	46	3,220
Fraport AG	37	2,346
Freenet AG	724	24,423
Fuchs Petrolub SE	87	3,601
Fuchs Petrolub SE, PFC Shares	125	5,995
Gerry Weber International AG	112	1,823
Grand City Properties SA	264	5,269
GRENKELEASING AG	30	5,504
Hawesko Holding AG	53	2,405
Hella KGaA Hueck & Co.	127	5,225
Hugo Boss AG	71	7,301
Krones AG	32	3,849
KUKA AG	48	4,056
LANXESS AG	78	4,186
LEG Immobilien AG	74	5,900
MorphoSys AG(1)	79	4,888
MTU Aero Engines AG	32	2,960
Pfeiffer Vacuum Technology AG	51	6,351
QSC AG	3,096	5,427
Rhoen-Klinikum AG	256	7,637
Sartorius AG, PFC Shares	23	5,202
Software AG	105	3,051
Suedzucker AG	333	6,215
Symrise AG	169	11,123
TAG Immobilien AG	228	2,951
United Internet AG	189	9,813
Vossloh AG(1)	59	4,336
Wincor Nixdorf AG	53	2,718
Wirecard AG	238	12,294
Zalando SE(1)(2)	184	6,430

		$220,342

Greece — 0.4%
Aegean Marine Petroleum Network, Inc.	300	$2,340
Ellaktor SA(1)	1,575	3,096
GEK Terna Holding Real Estate Construction SA(1)	686	1,418
Hellenic Exchanges - Athens Stock Exchange SA	1,001	5,731
Intralot SA(1)	1,505	2,505
LAMDA Development SA(1)	461	2,339
Metka SA	283	2,719
StealthGas, Inc.(1)	500	2,110
Terna Energy SA	1,369	4,354

		$26,612

Hong Kong — 2.4%
APT Satellite Holdings, Ltd.	3,750	$3,694
Canvest Environmental Protection Group Co., Ltd.(1)	12,000	5,146
Champion REIT	6,000	3,129
Chia Tai Enterprises International, Ltd.(1)	300	110
China Everbright Water, Ltd.(1)	5,900	2,984
China Huarong Energy Co., Ltd.(1)	154,000	6,317
China Traditional Chinese Medicine Co., Ltd.(1)	10,000	7,563
China Water Affairs Group, Ltd.	16,000	8,483
China Water Industry Group, Ltd.(1)	16,000	3,294
Chow Sang Sang Holdings International, Ltd.	2,000	3,886
CK Life Sciences Int’l., (Holdings) Inc.	48,000	4,506
Fortune REIT	3,000	3,124

6

Security	Shares	Value
Fullshare Holdings, Ltd.(1)	20,000	$3,841
G-Resources Group, Ltd.	114,000	2,547
Giordano International, Ltd.	6,000	3,243
Great Eagle Holdings, Ltd.	1,000	3,289
HC International, Inc.(1)	10,000	5,812
HKBN, Ltd.(1)	7,000	8,427
Honbridge Holdings, Ltd.(1)	14,000	2,478
Hopewell Highway Infrastructure, Ltd.	8,050	3,692
Hopewell Holdings, Ltd.	1,000	3,608
Imperial Pacific International Holdings, Ltd.(1)	260,000	6,513
Johnson Electric Holdings, Ltd.	1,500	5,480
KuangChi Science, Ltd.(1)	30,000	12,260
Pacific Andes International Holdings, Ltd.(1)	100,000	1,915
PAX Global Technology, Ltd.	4,000	5,220
SA SA International Holdings, Ltd.	4,000	1,273
Sino Oil and Gas Holdings, Ltd.(1)	95,000	2,343
Tech Pro Technology Development, Ltd.(1)	24,000	5,690
Truly International Holdings, Ltd.(1)	8,000	1,906
Up Energy Development Group, Ltd.(1)	28,000	1,908
Vitasoy International Holdings, Ltd.	6,000	9,960
Yanchang Petroleum International, Ltd.(1)	50,000	1,584
Yuexiu REIT	6,000	3,164

		$148,389

India — 0.1%
Videocon d2h, Ltd. ADR(1)	300	$2,931
WNS Holdings, Ltd. ADR(1)	130	4,429

		$7,360

Indonesia — 0.4%
Bank Tabungan Negara Tbk PT	38,900	$3,356
Garuda Indonesia Persero Tbk PT(1)	103,402	2,412
Hanson International Tbk PT(1)	65,000	3,201
Holcim Indonesia Tbk PT	17,500	1,338
MNC Investama Tbk PT	197,100	3,005
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	31,500	3,552
Sigmagold Inti Perkasa Tbk PT(1)	85,000	2,763
Siloam International Hospitals Tbk PT	5,800	4,610
Sugih Energy Tbk PT(1)	91,000	2,538

		$26,775

Ireland — 0.5%
C&C Group PLC	1,034	$4,117
Dalata Hotel Group PLC(1)	640	3,175
FBD Holdings PLC	164	1,254
FleetMatics Group PLC(1)	127	7,069
Green REIT PLC	1,906	3,293
Irish Continental Group PLC	649	3,526
Kenmare Resources PLC(1)	15,591	349
UDG Healthcare PLC	631	4,620

		$27,403

Israel — 0.4%
Alony Hetz Properties & Investments, Ltd.	403	$3,083
Delek Automotive Systems, Ltd.	427	4,055
Evogene, Ltd.(1)	233	1,794
EZchip Semiconductor, Ltd.(1)	130	3,169
Oil Refineries, Ltd.(1)	12,316	4,501
Partner Communications Co., Ltd.(1)	927	4,197

7

Security	Shares	Value
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	70	$3,298
Sarine Technologies, Ltd.	2,800	3,112

		$27,209

Italy — 1.8%
ACEA SpA	349	$5,017
Amplifon SpA	446	3,468
Ansaldo STS SpA	280	2,979
Autogrill SpA(1)	314	2,923
Banca Generali SpA	173	5,328
Banca Popolare di Sondrio SCARL	653	2,979
Brunello Cucinelli SpA	131	2,369
Danieli & C. Officine Meccaniche SpA	139	2,968
De’Longhi SpA	113	2,764
DiaSorin SpA	159	7,119
Ei Towers SpA	234	14,188
ERG SpA	683	9,695
Hera SpA	3,417	8,967
Infrastrutture Wireless Italiane SpA(1)(2)	1,863	9,666
Italmobiliare SpA, PFC Shares	230	6,254
MARR SpA	177	3,603
Societa Iniziative Autostradali e Servizi SpA	723	8,299
Unipol Gruppo Finanziario SpA	940	4,379
Zignago Vetro SpA	773	5,028

		$107,993

Japan — 7.4%
Adastria Co., Ltd.	90	$5,067
ADEKA Corp.	300	4,409
Ai Holdings Corp.	300	7,302
Aica Kogyo Co., Ltd.	300	5,942
Anritsu Corp.	1,000	6,512
Autobacs Seven Co., Ltd.	400	7,014
Awa Bank, Ltd. (The)	1,000	5,546
Azbil Corp.	200	5,046
Capcom Co., Ltd.	300	6,325
Cosmo Energy Holdings Co., Ltd.(1)	300	4,078
Daiichikosho Co., Ltd.	300	10,006
Daishi Bank, Ltd. (The)	1,000	4,519
Daiwa House Residential Investment Corp.	2	4,051
Daiwa Office Investment Corp.	1	5,110
Denka Co., Ltd.	1,000	4,641
Disco Corp.	100	9,121
Enplas Corp.	200	7,360
Fancl Corp.	700	9,809
FP Corp.	200	8,181
Furukawa Electric Co., Ltd.	3,000	5,490
Hogy Medical Co., Ltd.	100	4,800
Hokuetsu Kishu Paper Co., Ltd.	1,000	6,968
House Foods Group, Inc.	300	5,183
IT Holdings Corp.	200	4,944
Itochu Enex Co., Ltd.	500	4,005
Itoham Foods, Inc.	1,000	5,109
Japan Excellent, Inc.	3	3,286
Japan Hotel REIT Investment Corp.	8	5,556
Japan Logistics Fund, Inc.	2	3,740
Keiyo Bank, Ltd. (The)	1,000	5,024

8

Security	Shares	Value
Kenedix Office Investment Corp.	1	$4,584
Komeri Co., Ltd.	200	4,276
Kureha Corp.	1,000	3,818
KYORIN Holdings, Inc.	300	5,043
Kyowa Exeo Corp.	500	5,218
Kyushu Financial Group, Inc.(1)	1,800	13,843
Lion Corp.	1,000	9,640
Megmilk Snow Brand Co., Ltd.	300	6,234
Miura Co., Ltd.	400	4,773
Mori Hills REIT Investment Corp.	3	3,712
Morinaga Milk Industry Co., Ltd.	2,000	9,076
Nagase & Co., Ltd.	400	4,961
Nakanishi, Inc.	100	3,410
Nichi-Iko Pharmaceutical Co., Ltd.	200	5,551
Nichirei Corp.	1,000	6,505
Nihon Kohden Corp.	400	7,787
Nippon Accommodations Fund, Inc.	1	3,450
Nippon Light Metal Holdings Co., Ltd.	2,400	4,105
Nipro Corp.	500	5,605
Nishi-Nippon Railroad Co., Ltd.	1,000	5,171
NOF Corp.	1,000	7,148
Nomura Real Estate Master Fund, Inc.(1)	3	3,801
Noritz Corp.	400	6,252
NS Solutions Corp.	200	9,761
Okinawa Electric Power Co., Inc. (The)	400	9,819
Pilot Corp.	200	8,468
Plenus Co., Ltd.	200	3,093
Rohto Pharmaceutical Co., Ltd.	500	8,249
Ryosan Co., Ltd.	200	4,840
Sawai Pharmaceutical Co., Ltd.	200	12,804
Seino Holdings Co., Ltd.	700	8,308
Shimachu Co., Ltd.	200	4,369
Shinko Plantech Co., Ltd.	500	4,019
Ship Healthcare Holdings, Inc.	200	4,845
Sumitomo Forestry Co., Ltd.	400	4,784
Sumitomo Osaka Cement Co., Ltd.	2,000	7,707
T-Gaia Corp.	400	6,099
Tokyo Ohka Kogyo Co., Ltd.	200	6,392
Tokyo Seimitsu Co., Ltd.	300	6,623
Towa Pharmaceutical Co., Ltd.	100	6,800
Toyobo Co., Ltd.	3,000	4,398
UACJ Corp.	1,000	1,942
UNY Group Holdings Co., Ltd.	1,200	6,634
Wacoal Holdings Corp.	1,000	12,548
Xebio Holdings Co., Ltd.	200	3,578
Yodogawa Steel Works, Ltd.	200	3,526
ZERIA Pharmaceutical Co., Ltd.	200	2,979

		$460,692

Malaysia — 0.9%
Airasia Bhd	12,200	$4,190
Berjaya Auto Bhd	8,400	4,108
Berjaya Sports Toto Bhd	4,261	3,171
Eastern & Oriental Bhd	7,242	2,678
Gas Malaysia Bhd	3,800	2,096
Karex Bhd	5,700	4,644
KNM Group Bhd(1)	66,400	8,160
Mah Sing Group Bhd	9,500	2,915

9

Security	Shares	Value
Puncak Niaga Holdings Bhd(1)	4,400	$2,899
Scientex Bhd	2,300	4,096
Silverlake Axis, Ltd.	7,200	2,954
Supermax Corp. Bhd	11,800	6,173
TIME dotCom Bhd	2,800	4,545

		$52,629

Mexico — 0.9%
Alpek SAB de CV	4,400	$6,353
Concentradora Fibra Danhos SA de CV	2,400	5,598
Controladora Comercial Mexicana SA de CV	1,900	5,558
El Puerto de Liverpool SAB de CV	400	5,573
Genomma Lab Internacional SAB de CV(1)	6,100	4,476
Grupo Aeromexico SAB de CV(1)	2,800	4,916
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	5,136
Grupo Herdez SAB de CV	1,600	4,447
Grupo Simec SA de CV, Series B(1)	1,300	3,564
Megacable Holdings SAB de CV	900	3,430
PLA Administradora Industrial S de RL de CV(1)	2,500	4,603

		$53,654

Netherlands — 1.9%
Arcadis NV	387	$9,756
AVG Technologies NV(1)	300	7,110
Beter Bed Holding NV	320	7,655
Boskalis Westminster	120	5,824
Cimpress NV(1)	100	7,890
Eurocommercial Properties NV	156	7,440
Fugro NV(1)	223	4,232
InterXion Holding NV(1)	272	7,991
Koninklijke Ten Cate NV	289	7,818
Lucas Bols BV(1)(2)	304	6,568
SBM Offshore NV(1)	800	10,930
Sligro Food Group NV	249	9,142
TKH Group NV	171	6,471
TNT Express NV	976	8,201
Vastned Retail NV	139	6,741
Wereldhave NV	80	4,987

		$118,756

New Zealand — 0.5%
A2 Milk Co., Ltd.(1)	6,203	$3,186
Diligent Corp.(1)	998	4,029
New Zealand Oil & Gas, Ltd.	4,006	1,178
Nuplex Industries, Ltd.	1,410	4,062
Property for Industry, Ltd.	3,009	3,135
Skellerup Holdings, Ltd.	6,609	6,842
Summerset Group Holdings, Ltd.	2,032	5,403

		$27,835

Norway — 0.8%
ABG Sundal Collier Holding ASA	3,080	$2,320
Atea ASA	272	2,529
Austevoll Seafood ASA	600	3,690
Borregaard ASA	1,022	5,446
Ekornes ASA	639	6,795
Hoegh LNG Holdings, Ltd.	194	2,333
Nordic Semiconductor ASA(1)	453	2,177
Norway Royal Salmon ASA	322	2,578
Opera Software ASA	232	1,449

10

Security	Shares	Value
Prosafe SE	1,040	$2,885
Protector Forsikring ASA	837	6,040
Scatec Solar ASA(2)	549	2,726
Stolt-Nielsen, Ltd.	272	3,675
Tomra Systems ASA	291	3,105

		$47,748

Poland — 0.4%
Asseco Poland SA	321	$4,738
Ciech SA(1)	256	4,951
Emperia Holding SA	136	2,464
Fabryki Mebli Forte SA	283	4,147
KRUK SA	76	3,617
Lubelski Wegiel Bogdanka SA	27	288
Netia SA	2,062	2,949
PKP Cargo SA	136	2,332

		$25,486

Portugal — 0.4%
Banco BPI SA(1)	5,475	$6,642
CTT-Correios de Portugal SA	435	4,941
Pharol SGPS SA(1)	11,006	4,633
REN - Redes Energeticas Nacionais SGPS SA	2,462	7,503
Sonaecom SGPS SA	1,352	3,173

		$26,892

Russia — 0.9%
AK Transneft OAO, PFC Shares	4	$9,319
CTC Media, Inc.	1,000	1,690
E.ON Russia JSC	62,421	2,983
Globaltrans Investment PLC GDR(1)	884	3,730
Inter RAO UES PJSC	234,000	4,428
Lenta, Ltd. GDR(1)	519	3,891
Luxoft Holding, Inc.(1)	100	6,664
O’Key Group SA GDR	357	747
PIK Group PJSC	1,530	5,330
Polymetal International PLC	450	3,973
QIWI PLC ADR	146	2,512
Rostelecom PJSC	2,950	4,275
TCS Group Holding PLC GDR	1,515	4,545

		$54,087

Singapore — 0.9%
ARA Asset Management, Ltd.(2)	2,000	$2,010
Biosensors International Group, Ltd.(1)	8,300	4,033
Boustead Singapore, Ltd.	1,600	1,094
BW LPG, Ltd.(2)	435	2,951
CDL Hospitality Trusts	4,000	3,862
CSE Global, Ltd.	15,400	5,436
CWT, Ltd.	3,900	5,567
Ezra Holdings, Ltd.(1)	44,020	3,831
Haw Par Corp, Ltd.	700	4,183
Keppel Infrastructure Trust	11,000	4,079
Metro Holdings, Ltd.	4,000	2,566
OSIM International, Ltd.	2,000	1,939
Sheng Siong Group, Ltd.	8,000	4,843
SIIC Environment Holdings, Ltd.(1)	9,400	5,688
UMS Holdings, Ltd.	6,000	2,158
United Engineers, Ltd.	2,000	2,832

		$57,072

11

Security	Shares	Value
South Africa — 0.8%
Adcock Ingram Holdings, Ltd.	819	$3,077
AECI, Ltd.	397	2,725
African Bank Investments, Ltd.(1)(3)	4,545	0
Attacq, Ltd.(1)	2,304	3,636
Aveng, Ltd.(1)	1,540	377
AVI, Ltd.	610	3,881
Capital Property Fund(1)	2,582	3,005
DataTec, Ltd.	1,003	4,289
EOH Holdings, Ltd.	342	3,777
Exxaro Resources, Ltd.	644	2,665
Famous Brands, Ltd.	417	4,054
Hosken Consolidated Investments, Ltd.	284	2,905
Illovo Sugar, Ltd.	1,950	2,459
Lewis Group, Ltd.	494	2,131
Reunert, Ltd.	684	3,326
Royal Bafokeng Platinum, Ltd.(1)	494	997
Sibanye Gold, Ltd.	2,302	3,845
Tongaat-Hulett	328	2,800
Trencor, Ltd.	315	1,197

		$51,146

South Korea — 3.4%
Asiana Airlines, Inc.(1)	1,317	$5,598
Binggrae Co., Ltd.	88	5,264
Com2uSCorp(1)	78	7,845
Cosmax BTI, Inc.	84	5,235
Daou Technology, Inc.	324	7,022
Dongwon Industries Co., Ltd.	20	5,603
EO Technics Co., Ltd.	45	3,923
Fila Korea, Ltd.	65	5,693
GS Home Shopping, Inc.	30	4,476
Hanil Cement Co., Ltd.	24	2,469
Hanjin Transportation Co., Ltd.	164	6,372
Hansol Chemical Co., Ltd.	74	4,347
Huchems Fine Chemical Corp.	132	2,168
Huons Co., Ltd.	65	5,281
Ilyang Pharmaceutical Co., Ltd.(1)	116	5,681
iMarketKorea, Inc.	99	2,576
JB Financial Group Co., Ltd.	1,307	6,795
KB Insurance Co., Ltd.	430	9,993
Kolon Industries, Inc.	76	4,129
Komipharm International Co., Ltd.(1)	228	5,309
Korea District Heating Corp.	92	4,997
Korea Real Estate Investment & Trust Co., Ltd.	2,231	6,429
LF Corp.	169	4,683
LG Hausys, Ltd.	18	2,673
LG International Corp.	277	8,460
LG Life Sciences, Ltd.(1)	96	5,162
Lock & Lock Co., Ltd.	270	2,891
Lotte Food Co., Ltd.	8	6,295
LOTTE Himart Co., Ltd.	90	4,590
LS Industrial Systems Co., Ltd.	72	3,130
Mirae Asset Life Insurance Co., Ltd.(1)	1,235	6,193
Muhak Co., Ltd.(1)	147	6,187
Nexen Tire Corp.	304	3,518
NHN Entertainment Corp.(1)	147	7,141

12

Security	Shares	Value
Osstem Implant Co., Ltd.(1)	88	$5,139
Posco ICT Co., Ltd.	584	2,551
Samchully Co., Ltd.	25	2,244
Samsung Fine Chemicals Co., Ltd.	102	3,352
Seegene, Inc.(1)	146	5,042
SK Chemicals Co., Ltd.	71	4,193
SK Gas, Ltd.	34	2,534
SM Entertainment Co.(1)	140	5,609
Tong Yang Major Corp.(1)	1,685	4,451

		$213,243

Spain — 1.7%
Almirall SA	611	$11,761
Bolsas y Mercados Espanoles SHMSF SA	231	8,288
Cellnex Telecom SAU(1)(2)	698	12,082
CIE Automotive SA	442	7,079
Duro Felguera SA	747	1,755
Ebro Foods SA	165	3,125
Enagas SA	391	11,823
Ence Energia y Celulosa SA	3,003	10,496
Faes Farma SA	882	2,370
Grupo Catalana Occidente SA	111	3,442
Indra Sistemas SA(1)	738	7,895
Melia Hotels International SA	398	5,747
Prosegur Cia de Seguridad SA	917	4,080
Tecnicas Reunidas SA	156	6,948
Viscofan SA	89	5,191
Zardoya Otis SA	413	5,078

		$107,160

Sweden — 1.9%
AAK AB	146	$10,512
Atrium Ljungberg AB	326	5,056
Axfood AB	660	11,910
BillerudKorsnas AB	419	7,583
Clas Ohlson AB, Class B	452	6,867
Com Hem Holding AB	570	4,869
Fingerprint Cards AB, Class B(1)	105	5,144
Hexpol AB	1,220	11,851
Hufvudstaden AB, Class A	350	4,945
Industrial & Financial Systems, Class B	150	5,795
Indutrade AB	83	3,947
Loomis AB, Class B	101	2,621
NIBE Industrier AB, Class B	174	5,603
Swedish Orphan Biovitrum AB(1)	1,121	17,019
Unibet Group PLC SDR	47	4,139
Wallenstam AB, Class B	752	6,660

		$114,521

Switzerland — 3.5%
Alpiq Holding, Ltd.(1)	38	$4,013
APG SGA SA	10	4,027
Ascom Holding AG	265	5,023
Barry Callebaut AG	7	8,388
Burckhardt Compression Holdings AG	18	6,271
Chocoladefabriken Lindt & Spruengli AG PC	3	18,310
Clariant AG(1)	726	13,350
Comet Holding AG	6	4,113

13

Security	Shares	Value
dorma+kaba Holding AG	19	$11,848
Dufry AG(1)	79	9,229
Emmi AG	18	8,142
Ems-Chemie Holding AG	19	8,040
Flughafen Zuerich AG	16	12,110
Galenica AG	5	7,325
Georg Fischer AG	7	4,301
Inficon Holding AG	14	4,000
Kudelski SA	376	5,054
Kuoni Reisen Holding AG	21	4,348
Metall Zug AG	2	5,100
Mobimo Holding AG	54	11,646
Schmolz & Bickenbach AG(1)	8,274	4,513
Sonova Holding AG	98	13,372
Straumann Holding AG	22	6,225
Sunrise Communications Group AG(1)(2)	84	4,583
Temenos Group AG	174	8,128
Valora Holding AG	24	4,827
Vontobel Holding AG	378	18,623

		$214,909

Taiwan — 1.6%
Ability Enterprise Co., Ltd.(1)	4,000	$2,213
Center Laboratories, Inc.(1)	4,565	10,007
China Bills Finance Corp.	8,000	2,774
China Synthetic Rubber Corp.	3,270	2,412
ChipMOS TECHNOLOGIES Bermuda, Ltd.	200	3,546
Chong Hong Construction Co., Ltd.	4,000	5,665
Coretronic Corp.	4,000	3,685
E Ink Holdings, Inc.(1)	8,000	3,907
Formosan Rubber Group, Inc.	10,000	5,660
Gigabyte Technology Co., Ltd.	4,000	4,176
Hota Industrial Manufacturing Co., Ltd.	2,059	6,826
Kerry TJ Logistics Co., Ltd.	3,000	3,586
Lien Hwa Industrial Corp.	10,000	6,150
Long Bon International Co., Ltd.	6,000	3,812
MIN AIK Technology Co., Ltd.	1,000	1,939
PharmaEngine, Inc.	1,000	6,445
Primax Electronics, Ltd.	3,000	3,925
Sercomm Corp.	2,000	4,642
TA Chen Stainless Pipe Co., Ltd.	5,204	2,520
Taiwan Paiho, Ltd.	3,000	7,170
Taiwan Sogo Shin Kong SEC	3,030	3,656
Xxentria Technology Materials Corp.	1,700	4,963

		$99,679

Thailand — 0.4%
Bangkok Chain Hospital PCL(4)	10,700	$2,000
Bangkok Expressway PCL(4)	3,800	3,842
Hana Microelectronics PCL(4)	2,700	2,618
Major Cineplex Group PCL(4)	4,400	3,839
Polyplex Thailand PCL(4)	12,700	3,069
SPCG PCL(4)	5,900	3,980
Thai Vegetable Oil PCL(4)	4,200	3,126
Thanachart Capital PCL(4)	4,400	4,144

		$26,618

14

Security	Shares	Value
Turkey — 0.4%
Akcansa Cimento AS	449	$2,103
Aksa Enerji Uretim AS(1)	2,157	1,935
Bizim Toptan Satis Magazalari AS	234	1,042
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	1,337	3,834
Cimsa Cimento Sanayi ve Ticaret AS	416	2,266
Dogan Sirketler Grubu Holding AS(1)	26,101	5,542
Eczacibasi Ilac Sanayi ve Ticaret AS	2,706	2,252
Is Gayrimenkul Yatirim Ortakligi AS	9,940	5,106
Net Holding AS(1)	2,214	2,507

		$26,587

United Kingdom — 7.1%
A.G. BARR PLC	416	$3,389
Alent PLC	789	6,035
Amlin PLC	435	4,414
Auto Trader Group PLC(1)(2)	1,169	6,990
BBA Aviation PLC	1,694	4,976
Beazley PLC	1,650	9,223
Berendsen PLC	317	4,998
Betfair Group PLC	236	11,724
Britvic PLC	734	7,891
BTG PLC(1)	1,108	9,408
Cairn Energy PLC(1)	3,128	7,199
Cambian Group PLC	1,218	3,042
Capital & Counties Properties PLC	1,928	13,195
Centamin PLC	4,786	4,682
Cobham PLC	810	3,458
Cranswick PLC	187	4,950
Croda International PLC	186	8,297
Dairy Crest Group PLC	556	5,509
De La Rue PLC	835	5,948
Dechra Pharmaceuticals PLC	495	7,384
Devro PLC	1,216	5,320
Domino’s Pizza Group PLC	751	12,621
Dunelm Group PLC	551	8,042
Elementis PLC	1,668	6,014
Fidessa Group PLC	343	10,346
Genus PLC	390	8,729
Great Portland Estates PLC	347	4,752
Greene King PLC	330	4,082
Greggs PLC	519	9,498
Gulf Marine Services PLC	2,454	4,405
Halma PLC	667	7,840
Hays PLC	2,382	5,161
International Game Technology PLC	112	1,817
Jardine Lloyd Thompson Group PLC	485	7,041
John Wood Group PLC	1,430	13,128
Kcom Group PLC	8,923	11,930
Lamprell PLC(1)	2,500	4,593
Lancashire Holdings, Ltd.	182	1,994
Marshalls PLC	933	4,969
Melrose Industries PLC	1,234	5,048
Micro Focus International PLC	746	14,420
Moneysupermarket.com Group PLC	1,776	9,140
Pennon Group PLC	1,680	20,963
Renewables Infrastructure Group, Ltd. (The)	4,150	6,415
Rentokil Initial PLC	1,494	3,554

15

Security	Shares	Value
Rexam PLC	971	$8,074
RPC Group PLC	335	3,356
Segro PLC	990	6,858
Shaftesbury PLC	439	6,354
Soco International PLC	1,980	5,372
Synergy Health PLC	263	9,486
Synthomer PLC	1,038	5,271
TalkTalk Telecom Group PLC	3,382	13,166
Tate & Lyle PLC	1,234	11,327
Telecom Plus PLC	424	6,862
Tullow Oil PLC(1)	3,568	11,145
Ultra Electronics Holdings PLC	486	12,595
Vectura Group PLC(1)	2,562	6,898
WH Smith PLC	163	4,276
William Hill PLC	1,462	7,133

		$442,707

United States — 34.7%
ACI Worldwide, Inc.(1)	423	$10,131
Acorda Therapeutics, Inc.(1)	611	22,020
Aegerion Pharmaceuticals, Inc.(1)	1,159	17,014
Akorn, Inc.(1)	617	16,499
Alexandria Real Estate Equities, Inc.	164	14,717
Alleghany Corp.(1)	17	8,437
Allegiant Travel Co.	139	27,446
ALLETE, Inc.	236	11,850
Alliant Energy Corp.	300	17,706
Anworth Mortgage Asset Corp.	1,864	8,891
AptarGroup, Inc.	163	11,990
Arthur J. Gallagher & Co.	256	11,195
Aspen Technology, Inc.(1)	272	11,258
athenahealth, Inc.(1)	135	20,581
Avance Gas Holding, Ltd.(2)	216	2,971
Avery Dennison Corp.	212	13,774
Avista Corp.	353	11,949
Balchem Corp.	168	11,474
Bemis Co., Inc.	251	11,491
Blackbaud, Inc.	170	10,657
Boston Beer Co., Inc. (The), Class A(1)	55	12,077
Bristow Group, Inc.	578	20,074
Buckle, Inc. (The)	403	14,282
Cabot Corp.	343	12,327
Cabot Microelectronics Corp.(1)	174	7,338
CACI International, Inc., Class A(1)	123	11,936
Calgon Carbon Corp.	468	8,050
Camden Property Trust	192	14,168
Capstead Mortgage Corp.	766	7,392
Casey’s General Stores, Inc.	116	12,322
Cheesecake Factory, Inc. (The)	279	13,448
Chemours Co. (The)	1,300	9,009
Chesapeake Energy Corp.	2,600	18,538
CLARCOR, Inc.	230	11,468
Cleco Corp.	326	17,278
Cloud Peak Energy, Inc.(1)	541	1,607
Cogent Communications Group, Inc.	170	5,222
CommVault Systems, Inc.(1)	113	4,579
Conn’s, Inc.(1)	216	4,098

16

Security	Shares	Value
Contango Oil & Gas Co.(1)	155	$1,186
Convergys Corp.	361	9,267
Cornerstone OnDemand, Inc.(1)	308	9,702
Cracker Barrel Old Country Store, Inc.	93	12,784
Cree, Inc.(1)	200	5,038
Cypress Semiconductor Corp.(1)	500	5,270
CYS Investments, Inc.	918	7,087
Cytec Industries, Inc.	158	11,758
Delek US Holdings, Inc.	569	15,477
Diamondback Energy, Inc.(1)	238	17,574
Dril-Quip, Inc.(1)	290	17,852
El Paso Electric Co.	294	11,369
Endurance Specialty Holdings, Ltd.	140	8,838
Finish Line, Inc. (The), Class A	255	4,751
FLIR Systems, Inc.	100	2,667
GNC Holdings, Inc., Class A	623	18,534
Government Properties Income Trust	629	10,240
Graphic Packaging Holding Co.	838	11,866
GulfMark Offshore, Inc., Class A	164	1,023
Haemonetics Corp.(1)	658	22,227
Hatteras Financial Corp.	685	9,802
Heartland Express, Inc.	1,065	20,054
Heartland Payment Systems, Inc.	306	22,644
Hecla Mining Co.	3,530	7,307
Helen of Troy, Ltd.(1)	259	25,695
Hibbett Sports, Inc.(1)	711	24,288
Hillenbrand, Inc.	397	11,779
HSN, Inc.	168	10,391
Hubbell, Inc., Class B	500	48,425
Investors Bancorp, Inc.	1,167	14,599
J&J Snack Foods Corp.	95	11,665
Kirby Corp.(1)	600	39,174
Lancaster Colony Corp.	72	8,188
Leidos Holdings, Inc.	100	5,257
Lexicon Pharmaceuticals, Inc.(1)	1,456	13,847
Louisiana-Pacific Corp.(1)	446	7,876
Manhattan Associates, Inc.(1)	360	26,226
ManTech International Corp., Class A	190	5,491
MarketAxess Holdings, Inc.	169	17,121
MAXIMUS, Inc.	265	18,073
Medicines Co. (The)(1)	366	12,532
Mentor Graphics Corp.	364	9,901
MFA Financial, Inc.	1,138	7,875
Mid-America Apartment Communities, Inc.	171	14,567
Middleby Corp.(1)	160	18,710
Monro Muffler Brake, Inc.	242	17,949
Mueller Industries, Inc.	430	13,554
Murphy USA, Inc.(1)	500	30,685
National Health Investors, Inc.	156	9,163
National Retail Properties, Inc.	272	10,336
Nektar Therapeutics(1)	1,272	15,099
New Jersey Resources Corp.	432	13,686
NewMarket Corp.	23	9,056
Nordic American Tankers, Ltd.	661	10,100
Northwest Bancshares, Inc.	864	11,629
Northwest Natural Gas Co.	205	9,793
NorthWestern Corp.	292	15,823

17

Security	Shares	Value
Owens & Minor, Inc.	655	$23,482
Packaging Corp. of America	175	11,979
PDC Energy, Inc.(1)	280	16,895
People’s United Financial, Inc.	900	14,355
PerkinElmer, Inc.	500	25,820
Piedmont Natural Gas Co., Inc.	304	17,422
Pilgrim’s Pride Corp.	600	11,394
Plantronics, Inc.	191	10,241
PNM Resources, Inc.	484	13,610
PolyOne Corp.	196	6,554
Portland General Electric Co.	361	13,386
Post Properties, Inc.	251	14,995
ProAssurance Corp.	250	13,240
PulteGroup, Inc.	1,500	27,495
RBC Bearings, Inc.(1)	197	13,473
Reinsurance Group of America, Inc.	162	14,619
RenaissanceRe Holdings, Ltd.	153	16,773
RLI Corp.	236	14,361
Rollins, Inc.	540	14,483
Royal Gold, Inc.	229	10,955
RPM International, Inc.	247	11,290
Sanderson Farms, Inc.	148	10,287
Saul Centers, Inc.	131	7,345
Schweitzer-Mauduit International, Inc.	204	7,919
Seaboard Corp.(1)	3	10,104
SemGroup Corp., Class A	304	13,847
Sensient Technologies Corp.	197	12,858
Six Flags Entertainment Corp.	598	31,120
Snyders-Lance, Inc.	250	8,885
SolarWinds, Inc.(1)	155	8,995
Sonoco Products Co.	253	10,801
Sovran Self Storage, Inc.	123	12,284
SS&C Technologies Holdings, Inc.	338	25,063
Starwood Property Trust, Inc.	392	7,875
Starwood Waypoint Residential Trust	378	9,299
Stepan Co.	130	6,881
STERIS Corp.	377	28,256
Take-Two Interactive Software, Inc.(1)	473	15,704
Tanger Factory Outlet Centers, Inc.	267	9,332
Team Health Holdings, Inc.(1)	400	23,868
Teledyne Technologies, Inc.(1)	189	16,864
Telephone & Data Systems, Inc.	500	14,320
Tenet Healthcare Corp.(1)	700	21,959
Tennant Co.	189	10,947
TiVo, Inc.(1)	471	4,277
TreeHouse Foods, Inc.(1)	151	12,932
Tyler Technologies, Inc.(1)	74	12,607
UIL Holdings Corp.	264	13,461
Ultimate Software Group, Inc.(1)	86	17,574
Universal Corp.	121	6,535
Vector Group, Ltd.	458	11,106
Verint Systems, Inc.(1)	100	4,758
ViaSat, Inc.(1)	101	6,662
W.R. Grace & Co.(1)	206	20,662
Watsco, Inc.	124	15,256
Weis Markets, Inc.	197	8,105

18

Security		Shares	Value
West Pharmaceutical Services, Inc.		286	$17,163
Westamerica Bancorporation		258	11,406
Western Refining, Inc.		423	17,605
WGL Holdings, Inc.		239	14,873
Williams-Sonoma, Inc.		280	20,650
World Fuel Services Corp.		430	19,118
WR Berkley Corp.		300	16,749

			$2,153,268

Total Common Stocks (identified cost $6,078,134)			$6,140,502

Equity-Linked Securities(2)(5) — 0.9%

Security	Maturity Date	Shares	Value
India — 0.9%
Aurobindo Pharma, Ltd.	12/4/18	514	$6,579
Bharat Forge, Ltd.	11/2/16	242	3,184
Britannia Industries, Ltd.	10/17/17	88	4,355
Havells India, Ltd.	8/8/19	785	3,046
Hindustan Petroleum Corp., Ltd.	8/8/19	441	5,191
Jaiprakash Power Ventures, Ltd.	10/26/18	13,980	1,538
JSW Energy, Ltd.	10/26/18	2,310	3,303
Mahindra & Mahindra Financial Services	11/3/15	1,007	3,499
Marico, Ltd.	10/17/17	764	4,531
Mindtree, Ltd.	12/5/18	183	4,397
Pidilite Industries, Ltd.	8/8/19	599	5,151
Piramal Enterprises, Ltd.	12/3/18	260	3,722
Reliance Capital, Ltd.	10/26/18	293	1,896
Shree Cement, Ltd.	7/20/17	25	4,670

Total Equity-Linked Securities (identified cost $38,409)			$55,062

Rights(1) — 0.0%(6)

Security		Shares	Value
South Korea — 0.0%(6)
SK Chemicals Co., Ltd., Exp. 12/4/15		9	$76

Total Rights (identified cost $0)			$76

Warrants(1) — 0.0%(6)

Security		Shares	Value
South Africa — 0.0%(6)
Adcock Ingram Holdings, Ltd., Exp. 7/26/19		45	$25

Total Warrants (identified cost $0)			$25

19

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$16	$16,263

Total Short-Term Investments (identified cost $16,263)		$16,263

Total Investments — 100.2% (identified cost $6,132,806)		$6,211,928

Other Assets, Less Liabilities — (0.2)%		$(11,054)

Net Assets — 100.0%		$6,200,874

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2015, the aggregate value of these securities is $128,941 or 2.1% of the Fund’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(5)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (JPMorgan Chase) in addition to the market risk of the underlying security.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended October 31, 2015 was $37.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	37.6%	$2,334,847
Euro	15.3	946,115
Japanese Yen	7.4	460,692
British Pound Sterling	7.3	449,832
Hong Kong Dollar	4.8	295,408
Swiss Franc	3.5	214,909
Canadian Dollar	3.5	214,240
Australian Dollar	3.4	213,328
South Korean Won	3.4	213,319
Swedish Krona	1.9	114,521
Brazilian Real	1.8	110,523
New Taiwan Dollar	1.6	104,284
Other currency, less than 1% each	8.7	539,910

Total Investments	100.2%	$6,211,928

20

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	14.5%	$898,421
Information Technology	13.1	812,676
Industrials	12.3	761,822
Health Care	12.0	745,523
Consumer Discretionary	11.3	700,972
Materials	11.2	695,211
Consumer Staples	9.0	561,038
Energy	6.9	428,021
Utilities	6.8	419,279
Telecommunications Services	2.8	172,702
Short-Term Investments	0.3	16,263

Total Investments	100.2%	$6,211,928

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PC	-	Participation Certificate

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Fund did not have any open financial instruments at October 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at October 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,145,696

Gross unrealized appreciation	$752,233
Gross unrealized depreciation	(686,001)

Net unrealized appreciation	$66,232

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$58,692	$1,471,380	$0	$1,530,072
Developed Europe	31,877	1,804,559	—	1,836,436

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Asset Description	Level 1	Level 2		Level 3*	Total
Developed Middle East	$—	$27,209		$—	$27,209
Emerging Europe	23,591	109,181		—	132,772
Latin America	191,444	—		—	191,444
Middle East/Africa	—	51,146		0	51,146
North America	2,368,452	2,971		—	2,371,423
Total Common Stocks	$2,674,056	$3,466,446	**	$0	$6,140,502
Equity-Linked Securities - India	$—	$55,062		$—	$55,062
Rights	76	—		—	76
Warrants	25	—		—	25
Short-Term Investments	—	16,263		—	16,263
Total Investments	$2,674,157	$3,537,771		$0	$6,211,928

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2015 is not presented. At October 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2015